                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                           PERIODIC PAYMENT VARIABLE
                               ANNUITY CONTRACTS
--------------------------------------------------------------------------------
                             KEMPER ADVANTAGE III
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      of
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract may be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval.

   You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 64 variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among Subaccounts that invest in the following Portfolios or Funds:
..  The Alger American Fund (Class O Shares)
..  Alger American Growth Portfolio
..  Alger American MidCap Growth Portfolio
..  Alger American Small Capitalization Portfolio
..  American Century Variable Portfolios, Inc. ("VP") (Class I Shares)
..  American Century VP Income & Growth
..  American Century VP Value
..  Credit Suisse Trust
..  Credit Suisse Trust-Emerging Markets Portfolio
..  Dreyfus Investment Portfolios ("Dreyfus IP") (Service Shares)
..  Dreyfus IP MidCap Stock Portfolio
.. The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class) .. Dreyfus Variable Investment Fund ("Dreyfus VIF") (Service Shares)
..  Dreyfus VIF Small Company Stock Portfolio
.. Fidelity Variable Insurance Products Funds ("VIP") (Initial Class Shares) .. Fidelity VIP Asset Manager
..  Fidelity VIP Contrafund(R)
..  Fidelity VIP Equity-Income
..  Fidelity VIP Growth
..  Fidelity VIP Index 500
..  Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
..  Franklin Rising Dividends Securities Fund
..  Franklin Small Cap Value Securities Fund
..  Franklin Strategic Income Securities Fund
..  Franklin U.S. Government Fund
..  Franklin Zero Coupon Fund 2010
..  Mutual Discovery Securities Fund
..  Mutual Shares Securities Fund
..  Templeton Developing Markets Securities Fund
..  ING VP Emerging Markets Fund, Inc.
..  ING VP Natural Resources Trust
..  AIM Variable Insurance Funds (Series 1 Shares) (formerly INVESCO Variable
   Investment Funds, Inc.)
..  AIM V.I. Real Estate Fund (formerly INVESCO VIF- Real Estate Opportunity
   Fund)
..  INVESCO VIF-Financial Services Fund
..  INVESCO VIF-Health Sciences Fund
..  INVESCO VIF-Utilities Fund
..  J.P. Morgan Series Trust II
..  JPMorgan International Equity Portfolio (formerly JPMorgan International
   Opportunities Portfolio)
..  JPMorgan Mid Cap Value Portfolio
..  JPMorgan Small Company Portfolio
..  Janus Aspen Series (Institutional Shares)
..  Janus Aspen Balanced
..  Janus Aspen Growth
..  Janus Aspen Mid Cap Growth
..  Janus Aspen Worldwide Growth
..  Janus Aspen Series (Service Shares)
..  Janus Aspen Mid Cap Value Portfolio
..  Janus Aspen Small Company Value Portfolio (formerly Janus Aspen Small Cap
   Value Portfolio)
..  One Group Investment Trust
..  One Group Investment Trust Equity Index Portfolio
..  One Group Investment Trust Diversified Equity Portfolio
..  One Group Investment Trust Mid Cap Growth Portfolio
..  One Group Investment Trust Diversifed Mid Cap Portfolio
..  One Group Investment Trust Mid Cap Value Portfolio
..  Oppenheimer Variable Account Funds (Service Shares)
..  Oppenheimer Aggressive Growth Fund/VA
..  Oppenheimer Capital Appreciation Fund/VA
..  Oppenheimer Global Securities Fund/VA
..  Oppenheimer High Income Fund/VA
..  Oppenheimer Main Street Fund(R)/VA
..  Oppenheimer Main Street Small Cap Fund(R)/VA
..  Oppenheimer Strategic Bond Fund/VA
..  Scudder Variable Series I (Class A Shares)
..  Scudder Bond
..  Scudder Capital Growth
..  Scudder International

..  Scudder Variable Series II (Class A Shares)
..  Scudder Large Cap Value (formerly Scudder Contrarian Value)
..  Scudder Fixed Income
..  Scudder Government & Agency Securities (formerly Scudder Government
   Securities)
..  Scudder Growth
..  Scudder High Income
..  Scudder International Select Equity
..  Scudder Money Market
..  Scudder Small Cap Growth
..  Scudder Technology Growth
..  Scudder Total Return
..  SVS Dreman Small Cap Value
..  SVS Focus Value+Growth

   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 80. You may also find this Prospectus and other required information about the Separate Account at the SEC's web site at http://www.sec.gov.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   The date of this Prospectus is May 1, 2004

TABLE OF CONTENTS
================================================================================

                                                                 Page
                                                                 ----
          DEFINITIONS...........................................   4
          SUMMARY...............................................   6
          SUMMARY OF EXPENSES...................................   8
          CONDENSED FINANCIAL INFORMATION.......................  11
          KILICO, THE SEPARATE ACCOUNT AND THE FUNDS............  51
          FIXED ACCOUNT OPTION..................................  57
          THE CONTRACTS.........................................  58
          CONTRACT CHARGES AND EXPENSES.........................  64
          THE ANNUITY PERIOD....................................  68
          FEDERAL TAX MATTERS...................................  71
          DISTRIBUTION OF CONTRACTS.............................  77
          VOTING RIGHTS.........................................  77
          REPORTS TO CONTRACT OWNERS AND INQUIRIES..............  77
          DOLLAR COST AVERAGING.................................  78
          SYSTEMATIC WITHDRAWAL PLAN............................  78
          ASSET ALLOCATION SERVICE..............................  78
          PROVISIONS OF PRIOR CONTRACTS.........................  80
          LEGAL PROCEEDINGS.....................................  80
          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION  80
          FINANCIAL STATEMENTS..................................  81
          CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002  81
          APPENDIX..............................................  84

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person during whose lifetime the annuity is to be paid.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Contract Services, please write us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

   Contract--A Variable Annuity Contract offered by this Prospectus.

   Contract Value--The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

   Contract Year--The period between anniversaries of the Date of Issue of a Contract.

   Contract Quarter--The periods between quarterly anniversaries of the Date of Issue of a Contract.

   Contribution Year--Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

   Fund or Funds--The Alger American Fund, American Century Variable Portfolios, Inc., Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds (which includes Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund
II), Franklin Templeton Variable Insurance Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.), J.P. Morgan Series Trust II, Janus Aspen Series, One Group Investment Trust, Oppenheimer Variable Account Funds, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

   General Account Contract Value--The value of your interest in the General Account.

   Non-Qualified Contract--A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

   Purchase Payments--The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your interests in the Subaccount(s).

   Subaccounts--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

   Withdrawal Value--Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

                                    SUMMARY

   The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

   The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

   The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 58.)

   We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See "The Funds," page 51.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select.

   We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See "Fixed Account Option," page 57.)

   The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

   Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 60 and 69, respectively.)

   No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 66.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "Federal Tax Matters," page 71.)

   We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 65.) We also charge for optional death benefits (See "Guaranteed Minimum Death Benefit Rider," page 62, and "Earnings Based Death Benefit Rider," page 63), and optional asset allocation services (See "Asset Allocation Service," page 78). The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' prospectuses.)

   You may elect, where available, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment

Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts and the Fixed Account. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

   The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 71 and "Qualified Plans," page 74.)

   You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page 58.) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.
State premium taxes may also be deducted.

              Contract Owner Transaction Expenses
              Sales Load Imposed on Purchases
              (as a percentage of Purchase Payments)..    None
              Maximum Withdrawal Charge/(1)/
              (as a percentage of amount surrendered):      6%

                                                       Withdrawal
              Contribution Year                          Charge
              -----------------                        ----------
              First year..............................   6.00%
              Second year.............................   5.00%
              Third year..............................   4.00%
              Fourth year.............................   3.00%
              Fifth year..............................   2.00%
              Sixth year..............................   1.00%
              Seventh year and following..............   0.00%

              Maximum Transfer Fee:...................    None

--------
/(1)/Each Contract Year, a Contract Owner may withdraw up to 10% of Contract
     Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See "Withdrawal Charge."

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

    Quarterly Records Maintenance Charge........................ $ 7.50/(2)/

    Separate Account Annual Expenses
    (as a percentage of average Separate Account Contract Value)
       Mortality and Expense Risk Charge:.......................  1.00%
       Administration Charge:...................................  0.30%
                                                                 ------
       Total Separate Account Annual Expenses:..................  1.30%
                                                                 ======
    Optional Benefits:
       Guaranteed Minimum Death Benefit Charge..................  0.15%
       Earnings Based Death Benefit Charge......................  0.20%
                                                                 ------
    Total Separate Account Annual Expenses including
      Optional Benefit Charges..................................  1.65%
                                                                 ======
    Other Optional Benefit Expenses.............................
     MIAA Initial Set Up Fee.................................... $30.00
     MIAA Annual Expense (as a percentage of Contract Value)
       Current..................................................  0.50%/(3)/
       Maximum..................................................  1.00%/(4)/

Qualified Plan Loan Interest Rates/(5)/

 Loans not subject to ERISA   -- 5.50%
 Loans subject to ERISA       -- Moody's Corporate Bond Yield Average - Monthly
                                 Average Corporates (rounded to nearest 0.25%)

--------
/(2)/The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. See "Records Maintenance Charge."

/(3)/Charged quarterly in arrears at the rate of .125% per calendar quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. MIAA charge is paid to PMG and is not retained by us. (See "Asset Allocation Service.")
/(4)/For new Contracts, the MIAA Expense charge may be increased up to a maximum of 1.00%.
/(5)/Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See "Loans".)

   The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                                         Minimum --  Maximum
Total Annual Fund Operating Expenses/(6)/ (expenses that are deducted from Fund assets, including management fees, distribution and/or service
(12b-1) fees, and other expenses, prior to any fee waivers or expense
reimbursements)                                                           0.34%  --   12.61%

--------
/(6)/The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waivers or expense reimbursements.

   The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.28% and 2.50%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE
--------------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit, the Earnings Based Death Benefit and the optional MIAA program with a 1.00% MIAA Expense. If these features were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract at the end of the applicable time period:

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
         $2,056                     $4,489                     $6,453                     $9,950

    (2)a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more/(7)/:

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
         $1,574                     $4,233                     $6,351                     $9,950

       b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:/(7)/

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
         $2,056                     $4,489                     $6,453                     $9,950

    (3)If you do not surrender your Contract at the end of the applicable time period:

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
         $1,574                     $4,233                     $6,351                     $9,950

--------
/(7)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

   The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION

   The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract as of December 31, 2003 (2.05%). Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge. In the table(s) below, no number is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period.

                    No Additional Contract Options Elected
  (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified

                                                              Flexible Payment Contracts
                                        ----------------------------------------------------------------------
Subaccount                               2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+ 1994***
----------                              ------- ------- ------- ------- ------- ---- ---- ------ ----- -------
Alger American Growth Subaccount
  Accumulation unit value at beginning
   of period+++........................ $34.560 $52.093 $59.667 $71.618 $59.320 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.............................. $46.250 $34.560 $52.093 $59.667 $71.618 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      --      --      --      --      --  --   --    --     --     --
Alger American MidCap Growth
 Subaccount
  Accumulation unit value at beginning
   of period++++....................... $19.771 $28.342 $28.107 $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.............................. $28.931 $19.771 $28.342 $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................       1       1      --      --      --  --   --    --     --     --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $23.018 $31.513 $45.157 $64.873 $45.520 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.............................. $32.441 $23.018 $31.513 $45.157 $64.873 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      --      --      --      --      --  --   --    --     --     --
American Century VP Income &
 Growth Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 5.095 $ 6.382 $ 7.034 $ 7.834 $ 7.260 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.............................. $ 6.525 $ 5.095 $ 6.382 $ 7.034 $ 7.834 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................       1       1      --      --      --  --   --    --     --     --
American Century VP Value
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 6.682 $ 7.723 $ 6.914 $ 5.898 $ 6.700 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.............................. $ 8.531 $ 6.682 $ 7.723 $ 6.914 $ 5.898 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................       2       4       8       1      --  --   --    --     --     --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at beginning
   of period++++....................... $ 7.309 $ 8.350 $ 9.829 $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.............................. $10.339 $ 7.309 $ 8.350 $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      --      --      --      --      --  --   --    --     --     --

                                                              Flexible Payment Contracts
                                 ------------------------------------------------------------------------------------
Subaccount                         2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+ 1994***
----------                       -------- -------- -------- -------- -------- -------- -------- ------- ----- -------
Dreyfus IP MidCap Stock
 Growth Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 12.639 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --       --       --       --       --       --       --      --   --     --
Dreyfus Socially Responsible
 Growth Subaccount
  Accumulation unit value at
   beginning of period+++....... $ 19.078 $ 27.119 $ 35.379 $ 39.967 $ 33.680 $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 23.801 $ 19.078 $ 27.119 $ 35.379 $ 39.967 $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --       --       --       --       --       --       --      --   --     --
Dreyfus VIF Small Company
 Stock Growth Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 13.646 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --       --       --       --       --       --       --      --   --     --
Fidelity VIP Asset Manager
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 20.546 $ 22.736 $ 23.944 $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 23.999 $ 20.546 $ 22.736 $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --       --       --       --       --       --        1      --   --     --
Fidelity VIP Contrafund
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 23.079 $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 29.355 $ 23.079 $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        3        4        4        6        5        1       --      --   --     --
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 33.046 $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --        1        1        1        1        2        2       1   --     --
Fidelity VIP Growth Subaccount
  Accumulation unit value at
   beginning of period++........ $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 46.493 $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        3        3        5        5        4        3       --      --   --     --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of period++........ $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $ 88.539 $    --  $--    $--
  Accumulation unit value at
   end of period................ $134.882 $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $88.539  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        1        1        2        1        2        1       --      --   --     --

                                                            Flexible Payment Contracts
                                           -------------------------------------------------------------
Subaccount                                  2003   2002 2001 2000 1999+++ 1998 1997 1996++ 1995+ 1994***
----------                                 ------- ---- ---- ---- ------- ---- ---- ------ ----- -------
Franklin Rising Dividends Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $12.204 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Franklin Small Cap Value Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $13.249 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Franklin Strategic Income Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $10.922 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Franklin U.S. Government Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $10.020 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Franklin Zero Coupon 2010 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $10.001 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Mutual Discovery Securities Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $12.428 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Mutual Shares Securities Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $12.022 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --
Templeton Developing Markets Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $14.517 $--  $--  $--    $--   $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --  --   --   --     --    --   --    --     --     --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
ING VP Emerging Markets Subaccount
  Accumulation unit value at
   beginning of period+............. $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445 $    --   $--
  Accumulation unit value at end of
   period........................... $ 9.661 $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1       1       1       1       1       1       6       1      --    --
ING VP Natural Resources Trust
 Subaccount
  Accumulation unit value at
   beginning of period+............. $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315 $    --   $--
  Accumulation unit value at end of
   period........................... $16.576 $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --       7       7      --    --
INVESCO VIF-Financial Services
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.254 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
INVESCO VIF-Health Sciences
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.873 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
AIM V.I. Real Estate Subaccount
 (formerly INVESCO VIF-Real Estate
 Opportunity)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.115 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
INVESCO VIF-Utilities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.732 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
JPMorgan International Equity
 Subaccount (formerly JPMorgan
 International Opportunities)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.297 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.347 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
JPMorgan Small Company Subaccount
  Accumulation unit value at
   beginning of period+++........... $10.538 $13.584 $14.925 $16.998 $11.930 $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $14.187 $10.538 $13.584 $14.925 $16.998 $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --       1      --      --       4      --      --      --      --    --
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092 $    --   $--
  Accumulation unit value at end of
   period........................... $29.019 $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       9      10      11      11      11       6       4       3      --    --
Janus Aspen Growth Subaccount
  Accumulation unit value at
   beginning of period+............. $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662 $    --   $--
  Accumulation unit value at end of
   period........................... $22.305 $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       5       6      12      16      12       7      11       9      --    --
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132 $    --   $--
  Accumulation unit value at end of
   period........................... $23.401 $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1       1       3       6       4      --      --       1      --    --
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $23.259 $31.533 $41.064 $49.181 $30.205 $23.663 $19.565 $15.315 $    --   $--
  Accumulation unit value at end of
   period........................... $28.553 $23.259 $31.533 $41.064 $49.181 $30.205 $23.663 $19.565 $15.315   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       8       9      11      12      11       8       9       3      --    --
Janus Aspen Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.416 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
Janus Aspen Small Company Value
 Subaccount (formerly Janus Aspen
 Small Cap Value)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.469 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
Oppenheimer Aggressive Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.039 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --

                                                                  Flexible Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+ 1994***
----------                                  ------- ------- ------- ------- ------- ---- ---- ------ ----- -------
Oppenheimer Capital Appreciation
 Subaccount
  Accumulation unit value at beginning of
   period#................................. $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $12.348 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of
   period#................................. $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $14.185 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of
   period#................................. $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $11.098 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of
   period#................................. $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $12.131 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning of
   period#................................. $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $13.751 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of
   period#................................. $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $10.843 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Scudder Bond Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 7.876 $ 7.389 $ 7.057 $ 6.394 $ 6.570 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $ 8.192 $ 7.876 $ 7.389 $ 7.057 $ 6.394 $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --       6      --      --  --   --    --     --     --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of
   period+++............................... $14.451 $20.611 $25.816 $28.914 $22.910 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $18.155 $14.451 $20.611 $25.816 $28.914 $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --  --   --    --     --     --
Scudder International Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 8.667 $10.723 $15.665 $20.207 $14.280 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period.................................. $10.963 $ 8.667 $10.723 $15.665 $20.207 $--  $--   $--    $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       3       2       3      --      --  --   --    --     --     --

                                                                     Flexible Payment Contracts
                                               -----------------------------------------------------------------------
Subaccount                                      2003   2002   2001   2000  1999+++  1998   1997  1996++ 1995+  1994***
----------                                     ------ ------ ------ ------ ------- ------ ------ ------ ------ -------
Scudder Large Cap Value Subaccount (formerly
 Scudder Contrarian Value)
  Accumulation unit value at beginning of
   period++................................... $1.542 $1.832 $1.817 $1.580 $1.777  $1.505 $1.166 $   -- $   -- $   --
  Accumulation unit value at end of period.... $2.025 $1.542 $1.832 $1.817 $1.580  $1.777 $1.505 $1.166 $   -- $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     22     22     28     22     57      94     59      8     --     --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.402 $1.311 $1.252 $1.151 $1.187  $1.111 $1.029 $   -- $   -- $   --
  Accumulation unit value at end of period.... $1.459 $1.402 $1.311 $1.252 $1.151  $1.187 $1.111 $1.029 $   -- $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     69     26     11     24     24      19     13     --     --     --
Scudder Government & Agency Securities
 Subaccount (formerly Scudder Government
 Securities)
  Accumulation unit value at beginning of
   period*.................................... $2.279 $2.130 $2.002 $1.823 $1.828  $1.725 $1.599 $1.575 $1.337 $1.388
  Accumulation unit value at end of period.... $2.307 $2.279 $2.130 $2.002 $1.823  $1.828 $1.725 $1.599 $1.575 $1.337
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     59    112    177    166    145     146    149    165    273    237
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period..................................... $4.245 $6.074 $7.901 $9.858 $7.261  $6.371 $5.303 $4.404 $3.345 $3.520
  Accumulation unit value at end of period.... $5.242 $4.245 $6.074 $7.901 $9.858  $7.261 $6.371 $5.303 $4.404 $3.345
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     77     91    119    128    153     178    227    260    286    238
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period..................................... $5.842 $5.918 $5.825 $6.442 $6.369  $6.341 $5.738 $5.082 $4.372 $4.517
  Accumulation unit value at end of period.... $7.208 $5.842 $5.918 $5.825 $6.442  $6.369 $6.341 $5.738 $5.082 $4.372
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     96     93    105      3      1      --     --     --     --     --
Scudder International Select Equity Subaccount
  Accumulation unit value at beginning of
   period**................................... $1.367 $1.595 $2.132 $2.708 $1.877  $1.723 $1.590 $1.379 $1.234 $1.293
  Accumulation unit value at end of period.... $1.757 $1.367 $1.595 $2.132 $2.708  $1.877 $1.723 $1.590 $1.379 $1.234
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     18     22     50     84    170     212    376    429    612    625
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period..................................... $2.802 $2.792 $2.718 $2.588 $2.493  $2.394 $2.297 $2.208 $2.111 $2.051
  Accumulation unit value at end of period.... $2.795 $2.802 $2.792 $2.718 $2.588  $2.493 $2.394 $2.297 $2.208 $2.111
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    158    219    196  3,168    333     309    633    770    591    733
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***.................................. $1.436 $2.180 $3.092 $3.498 $2.625  $2.240 $1.686 $1.330 $1.033 $   --
  Accumulation unit value at end of period.... $1.890 $1.436 $2.180 $3.092 $3.498  $2.625 $2.240 $1.686 $1.330 $1.033
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     55     52     71     90    127     166    195    132     81     14
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of
   period++++................................. $0.593 $0.929 $1.376 $      $   --  $   -- $   -- $   -- $   -- $   --
  Accumulation unit value at end of period.... $0.861 $0.593 $0.929 $   -- $   --  $   -- $   -- $   -- $   -- $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     --     --     --     --     --      --     --     --     --     --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of
   period..................................... $6.342 $7.552 $8.122 $8.425 $7.411  $6.501 $5.473 $4.735 $3.796 $4.236
  Accumulation unit value at end of period.... $7.406 $6.342 $7.552 $8.122 $8.425  $7.411 $6.501 $5.473 $4.735 $3.796
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    416    432    545    586    656     772    864    990  1,067  1,299
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.149 $1.309 $1.124 $1.091 $1.072  $1.220 $1.012 $   -- $   -- $   --
  Accumulation unit value at end of period.... $1.616 $1.149 $1.309 $1.124 $1.091  $1.072 $1.220 $1.012 $   -- $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     45     22     60      4      6       4      3     --     --     --

                                                                   Flexible Payment Contracts
                                           --------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+ 1994***
----------                                 ------- ------- ------- ------- ------- ------ ------ ------ ----- -------
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 1.149 $ 1.566 $ 1.847 $ 1.941 $ 1.683 $1.414 $1.138 $   --  $--    $--
  Accumulation unit value at end of
   period................................. $ 1.510 $ 1.149 $ 1.566 $ 1.847 $ 1.941 $1.683 $1.414 $1.138  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       6       6       6      65      33     60     24     12   --     --

                                                                   Periodic Payment Contracts
                                           --------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+ 1994***
----------                                 ------- ------- ------- ------- ------- ------ ------ ------ ----- -------
Alger American Growth Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $34.186 $51.682 $59.374 $70.571 $59.320 $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $45.614 $34.186 $51.682 $59.374 $70.571 $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     426     382     371     296     130     --     --     --   --     --
Alger American Mid Cap Growth
 Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $19.654 $28.259 $28.106 $    -- $    -- $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $28.676 $19.654 $28.259 $    -- $    -- $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     578     281     129      --      --     --     --     --   --     --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $22.769 $31.264 $44.935 $62.523 $45.520 $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $31.994 $22.769 $31.264 $44.935 $62.523 $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     140     104     103      94      30     --     --     --   --     --
American Century VP Income & Growth
 Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 5.040 $ 6.332 $ 6.990 $ 7.932 $ 7.260 $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $ 6.435 $ 5.040 $ 6.332 $ 6.990 $ 7.932 $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   3,131   2,229     729     601     303     --     --     --   --     --
American Century VP Value Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 6.609 $ 7.662 $ 6.880 $ 5.899 $ 6.700 $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $ 8.414 $ 6.609 $ 7.662 $ 6.880 $ 5.899 $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   3,025   2,824   2,560     385      85     --     --     --   --     --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at beginning of
   period++++............................. $ 7.266 $ 8.326 $ 9.829 $    -- $    -- $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $10.248 $ 7.266 $ 8.326 $    -- $    -- $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      75      49      18      --      --     --     --     --   --     --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--    $--
  Accumulation unit value at end of
   period................................. $12.614 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     238      --      --      --      --     --     --     --   --     --

                                                              Periodic Payment Contracts
                                 ------------------------------------------------------------------------------------
Subaccount                         2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+ 1994***
----------                       -------- -------- -------- -------- -------- -------- -------- ------- ----- -------
Dreyfus Socially Responsible
 Growth Subaccount
  Accumulation unit value at
   beginning of period+++....... $ 18.872 $ 26.905 $ 35.205 $ 40.084 $ 33.680 $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 23.474 $ 18.872 $ 26.905 $ 35.205 $ 40.084 $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............      167      165      158      128       57       --       --      --   --     --
Dreyfus VIF Small Company
 Stock Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 13.619 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       13       --       --       --       --       --       --      --   --     --
Fidelity VIP Asset Manager
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 20.143 $ 22.357 $ 23.615 $ 24.899 $ 22.705 $ 19.991 $ 16.784 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 23.459 $ 20.143 $ 22.357 $ 23.615 $ 24.899 $ 22.705 $ 19.991 $16.784  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............      378      260      278      277      284      210      134      55   --     --
Fidelity VIP Contrafund
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 22.627 $ 25.285 $ 29.190 $ 31.666 $ 25.816 $ 20.120 $ 16.418 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 28.695 $ 22.627 $ 25.285 $ 29.190 $ 31.666 $ 25.816 $ 20.120 $16.418  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............    2,172    2,123    2,208    2,324    2,175    1,701    1,109     488   --     --
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 25.107 $ 30.623 $ 32.641 $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 32.302 $ 25.107 $ 30.623 $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............    1,617    1,447    1,357    1,122    1,258    1,245      777     263   --     --
Fidelity VIP Growth Subaccount
  Accumulation unit value at
   beginning of period++........ $ 34.651 $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 45.443 $ 34.651 $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............    1,247    1,355    1,446    1,322    1,132      576      275     116   --     --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of period++........ $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $ 88.364 $    --  $--    $--
  Accumulation unit value at
   end of period................ $131.848 $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $88.364  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............      757      826      944      858      833      638      295      53   --     --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 12.179 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............      182       --       --       --       --       --       --      --   --     --

                                                                   Periodic Payment Contracts
                                           ---------------------------------------------------------------------------
Subaccount                                  2003    2002   2001   2000   1999+++  1998   1997   1996++  1995+  1994***
----------                                 ------- ------ ------ ------- ------- ------ ------- ------- ------ -------
Franklin Small Cap Value Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $13.223 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      23     --     --      --      --     --      --      --     --    --
Franklin Strategic Income Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $10.901 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      65     --     --      --      --     --      --      --     --    --
Franklin U.S. Government Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     860     --     --      --      --     --      --      --     --    --
Franklin Zero Coupon 2010 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $ 9.981 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     775     --     --      --      --     --      --      --     --    --
Mutual Discovery Securities Subaccount
  Accumulation unit value at beginning of
   period................................. $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $12.404 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      86     --     --      --      --     --      --      --     --    --
Mutual Shares Securities Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $11.998 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      50     --     --      --      --     --      --      --     --    --
Templeton Developing Markets Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Accumulation unit value at end of
   period................................. $14.488 $   -- $   -- $    -- $    -- $   -- $    -- $    -- $   --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      65     --     --      --      --     --      --      --     --    --
ING VP Emerging Markets Subaccount
  Accumulation unit value at beginning of
   period+................................ $ 6.486 $7.247 $8.196 $13.939 $ 6.194 $8.739 $10.009 $ 9.436 $   --   $--
  Accumulation unit value at end of
   period................................. $ 9.425 $6.486 $7.247 $ 8.196 $13.939 $6.194 $ 8.739 $10.009 $9.436   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     672    699    597     781     742    587     598     443     80    --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
ING VP Natural Resources Subaccount
  Accumulation unit value at
   beginning of period+............. $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305 $    --   $--
  Accumulation unit value at end of
   period........................... $16.156 $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     198     216     229     316     290     302     347     243      58    --
INVESCO VIF-Financial Services
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.230 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      17      --      --      --      --      --      --      --      --    --
INVESCO VIF-Health Sciences
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.850 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      46      --      --      --      --      --      --      --      --    --
AIM V.I. Real Estate Subaccount
 (formerly INVESCO VIF-Real Estate
 Opportunity)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.089 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      64      --      --      --      --      --      --      --      --    --
INVESCO VIF-Utilities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.709 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       7      --      --      --      --      --      --      --      --    --
JPMorgan International Equity
 Subaccount (formerly JPMorgan
 International Opportunities)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.270 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   1,068      --      --      --      --      --      --      --      --    --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      64      --      --      --      --      --      --      --      --    --
JPMorgan Small Company Subaccount
  Accumulation unit value at
   beginning of period+++........... $10.423 $13.477 $14.852 $16.965 $11.930 $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.992 $10.423 $13.477 $14.852 $16.965 $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     485     553     573      98      13      --      --      --      --    --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081 $    --   $--
  Accumulation unit value at end of
   period........................... $28.313 $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   4,340   4,969   5,232   5,232   4,206   1,855     661     360     132    --
Janus Aspen Growth Subaccount
  Accumulation unit value at
   beginning of period+............. $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650 $    --   $--
  Accumulation unit value at end of
   period........................... $21.762 $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   3,375   3,591   4,179   4,472   3,541   1,931   1,357     976     168    --
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117 $    --   $--
  Accumulation unit value at end of
   period........................... $22.831 $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   2,527   3,066   3,103   3,287   2,360     985     893     937     121    --
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302 $    --   $--
  Accumulation unit value at end of
   period........................... $27.859 $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   4,444   5,338   6,176   6,796   6,003   4,883   3,418   1,413      95    --
Janus Aspen Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.390 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      24      --      --      --      --      --      --      --      --    --
Janus Aspen Small Company Value
 Subaccount (formerly Janus Small
 Cap Value)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.443 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      43      --      --      --      --      --      --      --      --    --
Oppenheimer Aggressive Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.015 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      17      --      --      --      --      --      --      --      --    --
Oppenheimer Capital Appreciation
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      84      --      --      --      --      --      --      --      --    --

                                                                 Periodic Payment Contracts
                                           ----------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+ 1994***
----------                                 ------- ------- ------- ------- ------- ---- ---- ------ ----- -------
Oppenheimer Global Securities
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $14.157 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     373      --      --      --      --  --   --    --     --     --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $11.076 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      46      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $12.107 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      73      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $13.724 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     178      --      --      --      --  --   --    --     --     --
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $10.821 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      51      --      --      --      --  --   --    --     --     --
Scudder Bond Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 7.790 $ 7.331 $ 7.023 $ 6.485 $ 6.570 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $ 8.080 $ 7.790 $ 7.331 $ 7.023 $ 6.435 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     671   1,619   1,410     102      22  --   --    --     --     --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $14.295 $20.449 $25.689 $28.882 $22.910 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $17.905 $14.295 $20.449 $25.689 $28.882 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      78      70      74      65      14  --   --    --     --     --
Scudder International Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 8.573 $10.639 $15.588 $20.167 $14.280 $--  $--   $--    $--    $--
  Accumulation unit value at end of
   period................................. $10.812 $ 8.573 $10.639 $15.588 $20.167 $--  $--   $--    $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     389   1,565     807     252     104  --   --    --     --     --

                                                                     Periodic Payment Contracts
                                           -------------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                                 ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Scudder Large Cap Value Subaccount
 (formerly Scudder Contrarian Value)
  Accumulation unit value at beginning of
   period++............................... $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    -- $    --
  Accumulation unit value at end of
   period................................. $ 1.979 $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................  15,539  16,207  17,339  15,878  21,269  23,159  18,995   4,864      --      --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    -- $    --
  Accumulation unit value at end of
   period................................. $ 1.426 $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   5,362   5,339   4,528   2,488   2,396   2,529     694     326      --      --
Scudder Government & Agency Securities
 Subaccount (formerly Scudder
 Government Securities)
  Accumulation unit value at beginning of
   period*................................ $ 2.192 $ 2.055 $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371
  Accumulation unit value at end of
   period................................. $ 2.212 $ 2.192 $ 2.055 $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................  15,656  20,634  16,356  12,564  15,187  16,997  15,434  18,485  21,771  24,332
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period................................. $ 4.012 $ 5.758 $ 7.512 $ 9.401 $ 6.945 $ 6.112 $ 5.102 $ 4.250 $ 3.238 $ 3.417
  Accumulation unit value at end of
   period................................. $ 4.940 $ 4.012 $ 5.758 $ 7.512 $ 9.401 $ 6.945 $ 6.112 $ 5.102 $ 4.250 $ 3.238
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................  22,665  25,792  31,006  35,646  40,027  50,548  54,987  58,672  60,187  58,845
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period................................. $ 5.494 $ 5.582 $ 5.510 $ 6.112 $ 6.061 $ 6.052 $ 5.493 $ 4.879 $ 4.210 $ 4.363
  Accumulation unit value at end of
   period................................. $ 6.758 $ 5.494 $ 5.582 $ 5.510 $ 6.112 $ 6.061 $ 6.052 $ 5.493 $ 4.879 $ 4.210
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   8,944   9,725  11,376  12,547  15,887  20,199  22,729  24,077  25,327  26,546
Scudder International Select Equity
 Subaccount
  Accumulation unit value at beginning of
   period**............................... $ 1.323 $ 1.549 $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285
  Accumulation unit value at end of
   period................................. $ 1.695 $ 1.323 $ 1.549 $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................  18,355  20,304  23,213  26,820  32,639  45,058  55,729  62,425  63,495  61,490
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period................................. $ 2.635 $ 2.633 $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981
  Accumulation unit value at end of
   period................................. $ 2.620 $ 2.635 $ 2.633 $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   9,655  14,534  17,960  16,586  20,014  14,508  11,579  10,827  10,881  15,997
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***.............................. $ 1.399 $ 2.131 $ 3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031 $    --
  Accumulation unit value at end of
   period................................. $ 1.836 $ 1.399 $ 2.131 $ 3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................  27,064  28,479  32,678  35,343  31,772  38,394  33,789  25,931  17,371   8,304

                                                                   Periodic Payment Contracts
                                        ---------------------------------------------------------------------------------
Subaccount                               2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+   1994***
----------                              ------- ------- ------- ------- ------- ------- ------- ------- -------- --------
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning
   of period++++....................... $ 0.589 $ 0.926 $ 1.376 $    -- $    -- $    -- $    -- $    -- $     -- $     --
  Accumulation unit value at end of
   period.............................. $ 0.853 $ 0.589 $ 0.926 $    -- $    -- $    -- $    -- $    -- $     -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................   5,704   2,390   1,466      --      --      --      --      --       --       --
Scudder Total Return Subaccount
  Accumulation unit value at beginning
   of period........................... $ 5.964 $ 7.122 $ 7.683 $ 7.993 $ 7.052 $ 6.205 $ 5.239 $ 4.546 $  3.656 $  4.092
  Accumulation unit value at end of
   period.............................. $ 6.944 $ 5.964 $ 7.122 $ 7.683 $ 7.993 $ 7.052 $ 6.205 $ 5.239 $  4.546 $  3.656
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................  34,628  38,635  46,322  51,400  60,736  72,971  82,149  89,982  100,774  110,428
SVS Dreman Small Cap Value
 Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.126 $ 1.287 $ 1.108 $ 1.079 $ 1.063 $ 1.214 $ 1.010 $    -- $     -- $     --
  Accumulation unit value at end of
   period.............................. $ 1.579 $ 1.126 $ 1.287 $ 1.108 $ 1.079 $ 1.063 $ 1.214 $ 1.010 $     -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................  18,263  19,615  14,365   9,542  11,756  12,832  10,593   3,784       --       --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.127 $ 1.540 $ 1.822 $ 1.920 $ 1.669 $ 1.407 $ 1.136 $    -- $     -- $     --
  Accumulation unit value at end of
   period.............................. $ 1.476 $ 1.127 $ 1.540 $ 1.822 $ 1.920 $ 1.669 $ 1.407 $ 1.136 $     -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................   5,390   5,711   6,394   6,304   6,861   7,994   4,889     986       --       --

                                         No Additional Contract Options Elected
                  (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified

                                                                   Flexible Payment Contracts
                                        ---------------------------------------------------------------------------------
Subaccount                               2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+   1994***
----------                              ------- ------- ------- ------- ------- ------- ------- ------- -------- --------
Alger American Growth Subaccount
  Accumulation unit value at beginning
   of period+++........................ $34.560 $52.093 $59.667 $70.710 $59.320 $    -- $    -- $    -- $     -- $     --
  Accumulation unit value at end of
   period.............................. $46.250 $34.560 $52.093 $59.667 $70.710 $    -- $    -- $    -- $     -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       6       1       1       2       1      --      --      --       --       --
Alger American MidCap Growth
 Subaccount
  Accumulation unit value at beginning
   of period++++....................... $19.771 $28.342 $28.107 $    -- $    -- $    -- $    -- $    -- $     -- $     --
  Accumulation unit value at end of
   period.............................. $28.931 $19.771 $28.342 $    -- $    -- $    -- $    -- $    -- $     -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      10       1       1      --      --      --      --      --       --       --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $23.018 $31.513 $45.157 $64.873 $45.520 $    -- $    -- $    -- $     -- $     --
  Accumulation unit value at end of
   period.............................. $32.441 $23.018 $31.513 $45.157 $64.873 $    -- $    -- $    -- $     -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       1       1       1       1      --      --      --      --       --       --

                                                                 Flexible Payment Contracts
                                        -----------------------------------------------------------------------------
Subaccount                               2003    2002    2001    2000   1999+++  1998    1997   1996++  1995+ 1994***
----------                              ------- ------- ------- ------- ------- ------- ------- ------- ----- -------
American Century VP Income & Growth
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 5.095 $ 6.382 $ 7.034 $ 7.947 $ 7.260 $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $ 6.525 $ 5.095 $ 6.382 $ 7.034 $ 7.947 $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       2       2      13      13      14      --      --      --   --     --
American Century VP Value Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 6.682 $ 7.723 $ 6.914 $ 5.911 $ 6.700 $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $ 8.531 $ 6.682 $ 7.723 $ 6.914 $ 5.911 $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      23      26      19       1       1      --      --      --   --     --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at beginning
   of period++++....................... $ 7.309 $ 8.350 $ 9.829 $    -- $    -- $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $10.339 $ 7.309 $ 8.350 $    -- $    -- $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       3       2      --      --      --      --      --      --   --     --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at beginning
   of period#.......................... $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $12.639 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      --      --      --      --      --      --      --      --   --     --
Dreyfus Socially Responsible Growth
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $19.078 $27.119 $35.379 $40.163 $33.680 $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $23.801 $19.078 $27.119 $35.379 $40.163 $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      --       1       1       1    ****      --      --      --   --     --
Dreyfus VIF Small Company Stock
 Subaccount
  Accumulation unit value at beginning
   of period#.......................... $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $13.646 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       1      --      --      --      --      --      --      --   --     --
Fidelity VIP Asset Manager Subaccount
  Accumulation unit value at beginning
   of period++......................... $20.546 $22.736 $23.944 $25.172 $22.885 $20.090 $16.818 $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $23.999 $20.546 $22.736 $23.944 $25.172 $22.885 $20.090 $16.818  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       6       2       3       8       9       6       6      --   --     --
Fidelity VIP Contrafund Subaccount
  Accumulation unit value at beginning
   of period++......................... $23.079 $25.714 $29.597 $32.012 $26.021 $20.220 $16.450 $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $29.355 $23.079 $25.714 $29.597 $32.012 $26.021 $20.220 $16.450  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      11      10      10       1      12       5       3       2   --     --

                                                              Flexible Payment Contracts
                                 ------------------------------------------------------------------------------------
Subaccount                         2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+ 1994***
----------                       -------- -------- -------- -------- -------- -------- -------- ------- ----- -------
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 33.046 $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        7        6        5        4        8        8        5       1   --     --
Fidelity VIP Growth Subaccount
  Accumulation unit value at
   beginning of period++........ $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 46.493 $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        7        9       12       19       17        2       --      --   --     --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of period++........ $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $ 88.539 $    --  $--    $--
  Accumulation unit value at
   end of period................ $134.882 $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $88.539  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        7        7       11       12       14       11       13       1   --     --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 12.204 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        1       --       --       --       --       --       --      --   --     --
Franklin Small Cap Value
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 13.249 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        2       --       --       --       --       --       --      --   --     --
Franklin Strategic Income
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 10.922 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --       --       --       --       --       --       --      --   --     --
Franklin U.S. Government
 Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 10.020 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............        1       --       --       --       --       --       --      --   --     --
Franklin Zero Coupon 2010
 Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 10.001 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       --       --       --       --       --       --       --      --   --     --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Mutual Discovery Securities
 Subaccount
  Accumulation unit value at
   beginning of period$............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.428 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
Mutual Shares Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.022 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
Templeton Developing Markets
 Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $14.517 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
ING VP Emerging Markets Subaccount
  Accumulation unit value at
   beginning of period+............. $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445 $    --   $--
  Accumulation unit value at end of
   period........................... $ 9.661 $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       6       5       1       3       3       2       2       2       2    --
ING VP Natural Resources Subaccount
  Accumulation unit value at
   beginning of period+............. $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315 $    --   $--
  Accumulation unit value at end of
   period........................... $16.576 $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      12       1       1       3       4       4       2      --      --    --
INVESCO VIF-Financial Services
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.254 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
INVESCO VIF-Health Sciences
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.873 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       6      --      --      --      --      --      --      --      --    --
AIM V.I. Real Estate Subaccount
 (formerly INVESCO VIF-Real Estate
 Opportunity)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.115 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       6      --      --      --      --      --      --      --      --    --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
INVESCO VIF-Utilities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.732 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --    --
JPMorgan International Equity
 Subaccount (formerly JPMorgan
 Opportunities)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.297 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       3      --      --      --      --      --      --      --      --    --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.347 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       3      --      --      --      --      --      --      --      --    --
JPMorgan Small Company Subaccount
  Accumulation unit value at
   beginning of period+++........... $10.538 $13.584 $14.925 $16.998 $11.930 $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $14.187 $10.538 $13.584 $14.925 $16.998 $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       3       3       3       1    ****      --      --      --      --    --
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092 $    --   $--
  Accumulation unit value at end of
   period........................... $29.019 $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      32      41      38      42      52      24      13      10       4    --
Janus Aspen Growth Subaccount
  Accumulation unit value at
   beginning of period+............. $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662 $    --   $--
  Accumulation unit value at end of
   period........................... $22.305 $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      23      30      40      54      46      16       7      22       2    --
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132 $    --   $--
  Accumulation unit value at end of
   period........................... $23.401 $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      12      14      20      23      17       2       6       2      --    --
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $23.259 $31.533 $41.064 $49.181 $30.205 $23.633 $19.565 $15.315 $    --   $--
  Accumulation unit value at end of
   period........................... $28.554 $23.259 $31.533 $41.064 $49.181 $30.205 $23.663 $19.565 $15.315   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      14      20      31      34      36      24      17      33      --    --

                                                                     Flexible Payment Contracts
                                               ----------------------------------------------------------------------
Subaccount                                      2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+ 1994***
----------                                     ------- ------- ------- ------- ------- ---- ---- ------ ----- -------
Janus Aspen Mid Cap Value Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.347 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Janus Aspen Small Company Value Subaccount
 (formerly Janus Aspen Small Cap Value)
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $13.469 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       1      --      --      --      --  --   --    --     --     --
Oppenheimer Aggressive Growth Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.039 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Oppenheimer Capital Appreciation Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.348 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $14.185 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       1      --      --      --      --  --   --    --     --     --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $11.098 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       1      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.131 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $13.751 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $10.843 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Scudder Bond Subaccount
  Accumulation unit value at beginning of
   period+++.................................. $ 7.876 $ 7.389 $ 7.057 $ 6.394 $ 6.570 $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $ 8.192 $ 7.876 $ 7.389 $ 7.057 $ 6.394 $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       3       2       4       6    ****  --   --    --     --     --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of
   period+++.................................. $14.451 $20.611 $25.816 $28.914 $22.910 $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $18.155 $14.451 $20.611 $25.816 $28.914 $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       5       4       6       5    ****  --   --    --     --     --

                                                                   Flexible Payment Contracts
                                           ---------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+  1994***
----------                                 ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
Scudder International Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 8.667 $10.723 $15.665 $20.207 $14.280 $   -- $   -- $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $10.963 $ 8.667 $10.723 $15.665 $20.207 $   -- $   -- $   -- $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       5       1       1       1    ****     --     --     --     --     --
Scudder Large Cap Value Subaccount
 (formerly Scudder Contrarian Value)
  Accumulation unit value at beginning of
   period++............................... $ 1.542 $ 1.832 $ 1.817 $ 1.580 $ 1.777 $1.505 $1.166 $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $ 2.025 $ 1.542 $ 1.832 $ 1.817 $ 1.580 $1.777 $1.505 $1.166 $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      44      49      99      87     110     80     95    238     --     --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 1.402 $ 1.311 $ 1.252 $ 1.151 $ 1.187 $1.111 $1.029 $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $ 1.459 $ 1.402 $ 1.311 $ 1.252 $ 1.151 $1.187 $1.111 $1.029 $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     138     365     421     177     227    750    303     68     --     --
Scudder Government & Agency Securities
 Subaccount (formerly Scudder
 Government Securities)
  Accumulation unit value at beginning of
   period*................................ $ 2.279 $ 2.130 $ 2.002 $ 1.823 $ 1.828 $1.725 $1.599 $1.575 $1.337 $1.388
  Accumulation unit value at end of
   period................................. $ 2.307 $ 2.279 $ 2.130 $ 2.002 $ 1.823 $1.828 $1.725 $1.599 $1.575 $1.337
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     445     784     885     728     779  1,073    908  1,187  1,330  1,465
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period................................. $ 4.231 $ 6.053 $ 7.873 $ 9.824 $ 7.236 $6.350 $5.285 $4.389 $3.334 $3.508
  Accumulation unit value at end of
   period................................. $ 5.224 $ 4.231 $ 6.053 $ 7.873 $ 9.824 $7.236 $6.350 $5.285 $4.389 $3.334
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     433     498     630     762     823  1,063  1,162  1,396  1,276  1,370
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period................................. $ 5.593 $ 5.666 $ 5.577 $ 6.168 $ 6.098 $6.071 $5.494 $4.865 $4.186 $4.325
  Accumulation unit value at end of
   period................................. $ 6.901 $ 5.593 $ 5.666 $ 5.577 $ 6.168 $6.098 $6.071 $5.494 $4.865 $4.186
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     514     566     615     789   1,138  1,480  2,096  2,440  2,821  3,621
Scudder International Select Equity
 Subaccount
  Accumulation unit value at beginning of
   period**............................... $ 1.367 $ 1.595 $ 2.132 $ 2.708 $ 1.877 $1.723 $1.590 $1.379 $1.234 $1.293
  Accumulation unit value at end of
   period................................. $ 1.757 $ 1.367 $ 1.595 $ 2.132 $ 2.708 $1.877 $1.723 $1.590 $1.379 $1.234
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     238     236     286     418     457    744  1,006  1,190  1,257  2,450
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period................................. $ 2.802 $ 2.792 $ 2.718 $ 2.588 $ 2.493 $2.394 $2.297 $2.208 $2.111 $2.051
  Accumulation unit value at end of
   period................................. $ 2.795 $ 2.802 $ 2.792 $ 2.718 $ 2.588 $2.493 $2.394 $2.297 $2.208 $2.111
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   1,401   2,306   2,590   2,958   3,501  3,812  4,338  4,762  5,512  6,914

                                                                   Flexible Payment Contracts
                                           ---------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+  1994***
----------                                 ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***.............................. $ 1.436 $ 2.180 $ 3.092 $ 3.498 $ 2.625 $2.240 $1.686 $1.330 $1.033 $   --
  Accumulation unit value at end of
   period................................. $ 1.890 $ 1.436 $ 2.180 $ 3.092 $ 3.498 $2.625 $2.240 $1.686 $1.330 $1.033
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     273     274     349     416     396    494    657    711    874    227
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of
   period++++............................. $ 0.593 $ 0.929 $ 1.376 $    -- $    -- $   -- $   -- $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $ 0.861 $ 0.593 $ 0.929 $    -- $    -- $   -- $   -- $   -- $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      80       3      --      --      --     --     --     --     --     --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of
   period................................. $ 5.872 $ 6.992 $ 7.520 $ 7.800 $ 6.862 $6.019 $5.068 $4.384 $3.515 $3.922
  Accumulation unit value at end of
   period................................. $ 6.857 $ 5.872 $ 6.992 $ 7.520 $ 7.800 $6.862 $6.019 $5.068 $4.384 $3.515
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   1,348   1,604   1,961   2,366   2,817  3,348  4,277  4,838  5,554  6,613
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 1.149 $ 1.309 $ 1.124 $ 1.091 $ 1.072 $1.220 $1.012 $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $ 1.616 $ 1.149 $ 1.309 $ 1.124 $ 1.091 $1.072 $1.220 $1.012 $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................     257     187     207      40      66     94     58      7     --     --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 1.149 $ 1.566 $ 1.847 $ 1.941 $ 1.683 $1.414 $1.138 $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $ 1.510 $ 1.149 $ 1.566 $ 1.847 $ 1.941 $1.683 $1.414 $1.138 $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      11      11      11      41      33    173    119     33     --     --

                                                                   Periodic Payment Contracts
                                           ---------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+  1994***
----------                                 ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
Alger American Growth Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $34.186 $51.682 $59.374 $70.571 $59.320 $   -- $   -- $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $45.614 $34.186 $51.682 $59.374 $70.571 $   -- $   -- $   -- $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      49      38      45      46      23     --     --     --     --     --
Alger American MidCap Growth
 Subaccount
  Accumulation unit value at beginning of
   period++++............................. $19.654 $28.259 $28.106 $    -- $    -- $   -- $   -- $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $28.676 $19.654 $28.259 $    -- $    -- $   -- $   -- $   -- $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      51      18      20      --      --     --     --     --     --     --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $22.769 $31.264 $44.935 $62.523 $45.520 $   -- $   -- $   -- $   -- $   --
  Accumulation unit value at end of
   period................................. $31.994 $22.769 $31.264 $44.935 $62.523 $   -- $   -- $   -- $   -- $   --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      18       8       8      11       5     --     --     --     --     --

                                                                 Periodic Payment Contracts
                                        -----------------------------------------------------------------------------
Subaccount                               2003    2002    2001    2000   1999+++  1998    1997   1996++  1995+ 1994***
----------                              ------- ------- ------- ------- ------- ------- ------- ------- ----- -------
American Century VP Income & Growth
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 5.040 $ 6.332 $ 6.990 $ 7.932 $ 7.260 $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $ 6.435 $ 5.040 $ 6.332 $ 6.990 $ 7.932 $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     222      56      68      83      27      --      --      --   --     --
American Century VP Value Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 6.609 $ 7.662 $ 6.880 $ 5.899 $ 6.700 $    -- $    -- $    --         $--
  Accumulation unit value at end of
   period.............................. $ 8.414 $ 6.609 $ 7.662 $ 6.880 $ 5.899 $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     187     274     246       4      13      --      --      --   --     --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at Beginning
   of period++++....................... $ 7.266 $ 8.326 $ 9.829 $    -- $    -- $    -- $    -- $    --         $--
  Accumulation unit value at end of
   period.............................. $10.248 $ 7.266 $ 8.326 $    -- $    -- $    -- $    -- $    --  $--    $--
  Number of accumulation Units
   outstanding at end of Period
   (000's omitted).....................       4       3      --      --      --      --      --      --   --     --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at beginning
   of period#.......................... $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $12.614 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       4       9      12      13       8      --      --      --   --     --
Dreyfus Socially Responsible Growth
 Subaccount
  Accumulation unit value at beginning
   of period+++........................ $18.872 $26.905 $35.205 $40.084 $33.680 $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $23.474 $18.872 $26.905 $35.205 $40.084 $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       7       9      12      13       8      --      --      --   --     --
Dreyfus VIF Small Company Stock
 Subaccount
  Accumulation unit value at beginning
   of period#.......................... $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $13.619 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       4       9      12      13       8      --      --      --   --     --
Fidelity VIP Asset Manager Subaccount
  Accumulation unit value at beginning
   of period++......................... $20.143 $22.357 $23.615 $24.899 $22.705 $19.991 $16.784 $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $23.459 $20.143 $22.357 $23.615 $24.899 $22.705 $19.991 $16.784  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      38      28      42      46      44      40      56       5   --     --
Fidelity VIP Contrafund Subaccount
  Accumulation unit value at beginning
   of period++......................... $22.627 $25.285 $29.190 $31.666 $25.816 $20.120 $16.418 $    --  $--    $--
  Accumulation unit value at end of
   period.............................. $28.695 $22.627 $25.285 $29.190 $31.666 $25.816 $20.120 $16.418  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     227     202     240     284     284     211     125      47   --     --

                                                              Periodic Payment Contracts
                                 ------------------------------------------------------------------------------------
Subaccount                         2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+ 1994***
----------                       -------- -------- -------- -------- -------- -------- -------- ------- ----- -------
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++........ $ 25.107 $ 30.623 $ 32.641 $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 32.302 $ 25.107 $ 30.623 $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............      189      172      209      198      216      223      120      36   --     --
Fidelity VIP Growth Subaccount
  Accumulation unit value at
   beginning of period++........ $ 34.651 $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 45.443 $ 34.651 $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       84       88      119      149      145       73       39      16   --     --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of period++........ $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $ 88.364 $    --  $--    $--
  Accumulation unit value at
   end of period................ $131.848 $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $88.364  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       84       93      126      125      127       99       46      10   --     --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 12.179 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       11       --       --       --       --       --       --      --   --     --
Franklin Small Cap Value
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 13.223 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............      ***       --       --       --       --       --       --      --   --     --
Franklin Strategic Income
 Securities Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 10.901 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       28       --       --       --       --       --       --      --   --     --
Franklin U.S. Government
 Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       14       --       --       --       --       --       --      --   --     --
Franklin Zero Coupon 2010
 Subaccount
  Accumulation unit value at
   beginning of period#......... $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Accumulation unit value at
   end of period................ $  9.981 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..............       15       --       --       --       --       --       --      --   --     --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Mutual Discovery Securities
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.404 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      10      --      --      --      --      --      --      --      --    --
Mutual Shares Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.998 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      19      --      --      --      --      --      --      --      --    --
Templeton Developing Markets
 Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $14.488 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       5      --      --      --      --      --      --      --      --    --
ING VP Emerging Markets Subaccount
  Accumulation unit value at
   beginning of period+............. $ 6.486 $ 7.247 $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436 $    --   $--
  Accumulation unit value at end of
   period........................... $ 9.425 $ 6.486 $ 7.247 $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      93     101     114     155     154     108     130      80       3    --
ING VP Natural Resources Subaccount
  Accumulation unit value at                                                                                   $
   beginning of period+............. $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305 $    --    --
  Accumulation unit value at end of
   period........................... $16.156 $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      18      24      28      35      33      40      48     100       8    --
INVESCO VIF-Financial Services
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.230 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      12      --      --      --      --      --      --      --      --    --
INVESCO VIF-Health Sciences
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.850 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      13      --      --      --      --      --      --      --      --    --
AIM V.I. Real Estate Subaccount
 (formerly INVESCO VIF-Real Estate
 Opportunity)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.089 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       9      --      --      --      --      --      --      --      --    --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
INVESCO VIF-Utilities Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $11.709 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       6      --      --      --      --      --      --      --      --    --
JPMorgan International Equity
 Subaccount (formerly JPMorgan
 International Opportunities)
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.270 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       9      --      --      --      --      --      --      --      --    --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at
   beginning of period#............. $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      23      --      --      --      --      --      --      --      --    --
JPMorgan Small Company Subaccount
  Accumulation unit value at
   beginning of period+++........... $10.423 $13.477 $14.852 $16.965 $11.930 $    -- $    -- $    -- $    --   $--
  Accumulation unit value at end of
   period........................... $13.992 $10.423 $13.477 $14.852 $16.965 $    -- $    -- $    -- $    --   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      28      30      29      13       4      --      --      --      --    --
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081 $    --   $--
  Accumulation unit value at end of
   period........................... $28.313 $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     383     488     617     621     535     334     105      42       3    --
Janus Aspen Growth Subaccount
  Accumulation unit value at
   beginning of period+............. $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650 $    --   $--
  Accumulation unit value at end of
   period........................... $21.762 $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     306     366     543     677     591     243     157      99      14    --
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117 $    --   $--
  Accumulation unit value at end of
   period........................... $22.831 $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     154     207     255     334     267     105      85     115      11    --
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302 $    --   $--
  Accumulation unit value at end of
   period........................... $27.859 $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302   $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     349     473     610     749     726     630     445     186       7    --

                                                                     Periodic Payment Contracts
                                               ----------------------------------------------------------------------
Subaccount                                      2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+ 1994***
----------                                     ------- ------- ------- ------- ------- ---- ---- ------ ----- -------
Janus Aspen Mid Cap Value Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $13.390 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       2      --      --      --      --  --   --    --     --     --
Janus Aspen Small Company Value Subaccount
 (formerly Janus Aspen Small Cap Value)
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $13.443 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      19      --      --      --      --  --   --    --     --     --
Oppenheimer Aggressive Growth Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.015 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      --      --      --      --      --  --   --    --     --     --
Oppenheimer Capital Appreciation Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.323 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      12      --      --      --      --  --   --    --     --     --
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $14.157 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      84      --      --      --      --  --   --    --     --     --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $11.076 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       5      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $12.107 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............       7      --      --      --      --  --   --    --     --     --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $13.724 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      10      --      --      --      --  --   --    --     --     --
Oppenheimer Strategic Bond Subacount
  Accumulation unit value at beginning of
   period#.................................... $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $10.821 $    -- $    -- $    -- $    -- $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      19      --      --      --      --  --   --    --     --     --
Scudder Bond Subaccount
  Accumulation unit value at beginning of
   period+++.................................. $ 7.790 $ 7.331 $ 7.023 $ 6.435 $ 6.570 $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $ 8.080 $ 7.790 $ 7.331 $ 7.023 $ 6.435 $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      66      50      64      29       1  --   --    --     --     --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of
   period+++.................................. $14.295 $20.449 $25.689 $28.882 $22.910 $--  $--   $--    $--    $--
  Accumulation unit value at end of period.... $17.905 $14.295 $20.449 $25.689 $28.882 $--  $--   $--    $--    $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      11      10       9      11       4  --   --    --     --     --

                                                                     Periodic Payment Contracts
                                           -------------------------------------------------------------------------------
Subaccount                                  2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+  1994***
----------                                 ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Scudder International Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 8.573 $10.639 $15.588 $20.167 $14.280 $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period................................. $10.812 $ 8.573 $10.639 $15.588 $20.167 $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      34      76      47      37      34      --      --      --      --      --
Scudder Large Cap Value Subaccount
 (formerly Scudder Contrarian Value)
  Accumulation unit value at beginning of
   period++............................... $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    -- $    --
  Accumulation unit value at end of
   period................................. $ 1.979 $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   1,817   2,137   2,682   2,658   3,541   3,847   9,619   1,625      --      --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    -- $    --
  Accumulation unit value at end of
   period................................. $ 1.426 $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   1,426   1,441   1,531     276     968   1,033     338      50      --      --
Scudder Government & Agency Securities
 Subaccount (formerly Scudder
 Government Securities)
  Accumulation unit value at beginning of
   period*................................ $ 2.192 $ 2.055 $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371
  Accumulation unit value at end of
   period................................. $ 2.212 $ 2.192 $ 2.055 $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   4,449   5,601   6,621   6,582   7,529  10,270  11,033  13,804  17,939  23,487
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period................................. $ 4.007 $ 5.750 $ 7.501 $ 9.387 $ 6.935 $ 6.103 $ 5.095 $ 4.244 $ 3.233 $ 3.412
  Accumulation unit value at end of
   period................................. $ 4.933 $ 4.007 $ 5.750 $ 7.501 $ 9.387 $ 6.935 $ 6.103 $ 5.095 $ 4.244 $ 3.233
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   2,575   3,297   4,232   5,596   6,263   9,612  11,574  14,340  16,369  19,776
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period................................. $ 5.352 $ 5.438 $ 5.368 $ 5.954 $ 5.904 $ 5.896 $ 5.351 $ 4.753 $ 4.101 $ 4.250
  Accumulation unit value at end of
   period................................. $ 6.584 $ 5.352 $ 5.438 $ 5.368 $ 5.954 $ 5.904 $ 5.896 $ 5.351 $ 4.753 $ 4.101
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   2,681   3,511   4,583   5,398   4,245   6,036   8,934  10,028  12,047  12,416
Scudder International Select Equity
 Subaccount
  Accumulation unit value at beginning of
   period**............................... $ 1.323 $ 1.549 $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285
  Accumulation unit value at end of
   period................................. $ 1.695 $ 1.323 $ 1.549 $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   2,073   2,568   3,058   3,946   5,066   7,278   9,543  12,177  12,074  14,546
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period................................. $ 2.635 $ 2.633 $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981
  Accumulation unit value at end of
   period................................. $ 2.620 $ 2.635 $ 2.633 $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................   2,885   3,816   4,753   4,678  13,610  11,095   4,637   3,948   4,839   7,343

                                                                    Periodic Payment Contracts
                                            ---------------------------------------------------------------------------
Subaccount                                   2003   2002   2001   2000  1999+++  1998    1997   1996++   1995+  1994***
----------                                  ------ ------ ------ ------ ------- ------- ------- ------- ------- -------
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***............................... $1.399 $2.131 $3.032 $3.440 $2.589  $ 2.216 $ 1.673 $ 1.323 $ 1.031 $    --
  Accumulation unit value at end of period. $1.836 $1.399 $2.131 $3.032 $3.440  $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031
  Number of accumulation units outstanding
   at end of period (000's omitted)........  1,767  2,169  2,985  4,126  3,242    4,843   4,509   4,091   3,022   1,242
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of
   period++++.............................. $0.589 $0.926 $1.376 $   -- $   --  $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of period. $0.853 $0.589 $0.926 $   -- $   --  $    -- $    -- $    -- $    -- $    --
  Number of accumulation units outstanding
   at end of period (000's omitted)........    672    215     58     --     --       --      --      --      --      --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of
   period.................................. $5.557 $6.636 $7.159 $7.447 $6.571  $ 5.781 $ 4.882 $ 4.236 $ 3.406 $ 3.812
  Accumulation unit value at end of period. $6.470 $5.557 $6.636 $7.159 $7.447  $ 6.571 $ 5.781 $ 4.882 $ 4.236 $ 3.406
  Number of accumulation units outstanding
   at end of period (000's omitted)........  4,490  5,344  6,562  7,621  9,110   11,360  13,699  17,433  20,342  24,773
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of
   period++................................ $1.126 $1.287 $1.108 $1.079 $1.063  $ 1.214 $ 1.010 $    -- $    -- $    --
  Accumulation unit value at end of period. $1.579 $1.126 $1.287 $1.108 $1.079  $ 1.063 $ 1.214 $ 1.010 $    -- $    --
  Number of accumulation units outstanding
   at end of period (000's omitted)........  1,413  4,282  3,910  1,206  1,319    1,756   1,519     840      --      --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of
   period++................................ $1.127 $1.540 $1.822 $1.920 $1.669  $ 1.407 $ 1.136 $    -- $    -- $    --
  Accumulation unit value at end of period. $1.476 $1.127 $1.540 $1.822 $1.920  $ 1.669 $ 1.407 $ 1.136 $    -- $    --
  Number of accumulation units outstanding
   at end of period (000's omitted)........    775  1,045  1,453  1,563  1,727    2,094     824     454      --      --

--------
   * The Scudder Government & Agency Securities Subaccount commenced operations on November 6, 1989.
  ** The Scudder International Select Equity Subaccount commenced operations on
     January 6, 1992.
 *** The Scudder Small Cap Growth Subaccount commenced operations on May 2,
     1994.
   + The Janus Aspen Growth, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide
     Growth, and Janus Aspen Balanced Subaccounts and the ING VP Natural Resources Trust and ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.
  ++ The Scudder Fixed Income, Scudder Large Cap Value, SVS Dreman Small Cap
     Value, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund Subaccounts were available under the Contracts on May 1, 1996.
 +++ The Scudder Bond, Scudder Capital Growth, Scudder International, Dreyfus
     Socially Responsible Growth Fund, JPMorgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.
++++ Scudder Technology Growth, Alger American MidCap Growth and Credit Suisse
     Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.
   # Dreyfus IP MidCap Stock, Dreyfus VIF Small Company Stock, Franklin Rising
     Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, INVESCO VIF-Financials Services, INVESCO VIF-Health Sciences, AIM V.I. Real Estate Fund (formerly INVESCO VIF-Real Estate Opportunity, INVESCO VIF-Utilities, JPMorgan International Equity, JPMorgan Mid Cap Value, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap and Oppenheimer Strategic Bond were available under the Contracts on May 1, 2003.

   The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

               Additional Contract Options Elected (Total 0.75%)
  (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                     2003     2002     2001*
----------                                                    -------  -------  -------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $33.870  $51.584  $45.571
   Accumulation unit value at end of period.................. $44.861  $33.870  $51.584
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $19.473  $28.205  $23.808
   Accumulation unit value at end of period.................. $28.202  $19.473  $28.205
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $22.558  $31.205  $26.644
   Accumulation unit value at end of period.................. $31.466  $22.558  $31.205
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.993  $ 6.320  $ 5.752
   Accumulation unit value at end of period.................. $ 6.329  $ 4.993  $ 6.320
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      **       **       --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 6.548  $ 7.648  $ 6.715
   Accumulation unit value at end of period.................. $ 8.275  $ 6.548  $ 7.648
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at Beginning of period*........... $ 7.199  $ 8.307  $ 6.933
   Accumulation unit value at end of period.................. $10.079  $ 7.199  $ 8.307
   Number of accumulation Units outstanding at end of Period
     (000's omitted).........................................      --       --       --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $12.552  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $18.697  $26.854  $24.517
   Accumulation unit value at end of period.................. $23.086  $18.697  $26.854
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.552  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at Beginning of period*........... $19.957  $22.314  $20.696
   Accumulation unit value at end of period.................. $23.072  $19.957  $22.314
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --

                                                                     Periodic Payment Contracts
                                                                     --------------------------
Subaccount                                                             2003     2002    2001*
----------                                                           -------- -------- --------
Fidelity VIP Contrafund Subaccount
   Accumulation unit value at Beginning of period*.................. $ 22.418 $ 25.237 $ 23.589
   Accumulation unit value at end of period......................... $ 28.221 $ 22.418 $ 25.237
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at Beginning of period*.................. $ 24.875 $ 30.565 $ 27.938
   Accumulation unit value at end of period......................... $ 31.769 $ 24.875 $ 30.565
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.................. $ 34.330 $ 50.126 $ 42.975
   Accumulation unit value at end of period......................... $ 44.692 $ 34.330 $ 50.126
   Number of accumulation units outstanding at end of period (000's
     omitted).......................................................       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.................. $103.050 $135.259 $122.587
   Accumulation unit value at end of period......................... $129.669 $103.050 $135.259
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $ 12.120 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $ 13.158 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $ 10.847 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $  9.951 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $  9.932 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $ 12.343 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period***................ $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period......................... $ 11.939 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................       --       --       --

                                                                          Periodic Payment Contracts
                                                                          --------------------------
Subaccount                                                                 2003     2002     2001*
----------                                                                -------  -------  -------
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $14.417  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*....................... $ 4.635  $ 5.217  $ 4.212
   Accumulation unit value at end of period.............................. $ 6.686  $ 4.635  $ 5.217
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*....................... $12.422  $12.949  $10.894
   Accumulation unit value at end of period.............................. $15.889  $12.422  $12.949
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
INVESCO VIF-Financial Services Subaccount
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $12.169  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
INVESCO VIF-Health Sciences Subaccount
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $11.792  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
AIM V.I. Real Estate Subaccount (formerly INVESCO VIF-Real Estate
  Opportunity)
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $13.025  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
INVESCO VIF-Utilities Subaccount
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $11.652  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
JPMorgan International Equity Subaccount (formerly JPMorgan International
  Opportunities)
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $13.205  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period***..................... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.............................. $12.262  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................      --       --       --
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*....................... $10.327  $13.452  $11.137
   Accumulation unit value at end of period.............................. $13.761  $10.327  $13.452
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................       1       --       --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*....................... $24.916  $27.178  $26.038
   Accumulation unit value at end of period.............................. $27.846  $24.916  $27.178
   Number of accumulation units outstanding at end of period
     (000's omitted).....................................................       1        1        1

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                     2003     2002     2001*
----------                                                    -------  -------  -------
Janus Aspen Growth Subaccount
   Accumulation unit value at beginning of period*........... $16.580  $23.024  $20.098
   Accumulation unit value at end of period.................. $21.403  $16.580  $23.024
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1        1       --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $16.960  $24.018  $21.043
   Accumulation unit value at end of period.................. $22.454  $16.960  $24.018
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.550  $30.890  $27.369
   Accumulation unit value at end of period.................. $27.398  $22.550  $30.890
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.324  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Small Company Value Subaccount
  (formerly Janus Aspen Small Cap Value)
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.377  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $11.956  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $12.263  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $14.087  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $11.021  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $12.048  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.657  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                     2003     2002     2001*
----------                                                    -------  -------  -------
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $10.768  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.719  $ 7.317  $ 7.386
   Accumulation unit value at end of period.................. $ 7.946  $ 7.719  $ 7.317
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $14.162  $20.410  $17.767
   Accumulation unit value at end of period.................. $17.609  $14.162  $20.410
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $ 8.494  $10.618  $10.566
   Accumulation unit value at end of period.................. $10.633  $ 8.494  $10.618
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Large Cap Value Subaccount
  (formerly Scudder Contrarian Value)
   Accumulation unit value at beginning of period*........... $ 1.498  $ 1.798  $ 1.665
   Accumulation unit value at end of period.................. $ 1.946  $ 1.498  $ 1.798
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.362  $ 1.287  $ 1.299
   Accumulation unit value at end of period.................. $ 1.403  $ 1.362  $ 1.287
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       17       15
Scudder Government & Agency Securities Subaccount
  (formerly Scudder Government Securities)
   Accumulation unit value at beginning of period*........... $ 2.171  $ 2.051  $ 2.065
   Accumulation unit value at end of period.................. $ 2.176  $ 2.171  $ 2.051
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --        8        7
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 3.975  $ 5.747  $ 5.211
   Accumulation unit value at end of period.................. $ 4.858  $ 3.975  $ 5.747
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 5.443  $ 5.571  $ 5.297
   Accumulation unit value at end of period.................. $ 6.647  $ 5.443  $ 5.571
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.311  $ 1.546  $ 1.423
   Accumulation unit value at end of period.................. $ 1.667  $ 1.311  $ 1.546
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.611  $ 2.628  $ 2.629
   Accumulation unit value at end of period.................. $ 2.577  $ 2.611  $ 2.628
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                     2003     2002     2001*
----------                                                    -------  -------  -------
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 1.386  $ 2.127  $ 1.684
   Accumulation unit value at end of period.................. $ 1.806  $ 1.386  $ 2.127
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Technology Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 0.584  $ 0.924  $ 0.713
   Accumulation unit value at end of period.................. $ 0.839  $ 0.584  $ 0.924
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $ 5.909  $ 7.109  $ 6.714
   Accumulation unit value at end of period.................. $ 6.829  $ 5.909  $ 7.109
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --        3        3
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.116  $ 1.285  $ 1.093
   Accumulation unit value at end of period.................. $ 1.553  $ 1.116  $ 1.285
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
SVS Focus Value+Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 1.116  $ 1.537  $ 1.367
   Accumulation unit value at end of period.................. $ 1.451  $ 1.116  $ 1.537
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --

                 Additional Contract Options Elected (Total 0.75%)
(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                     2003     2002     2001*
----------                                                    -------  -------  -------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $33.870  $51.584  $45.571
   Accumulation unit value at end of period.................. $44.861  $33.870  $51.584
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $19.473  $28.205  $23.808
   Accumulation unit value at end of period.................. $28.202  $19.473  $28.205
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $22.558  $31.205  $26.644
   Accumulation unit value at end of period.................. $31.466  $22.558  $31.205
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.993  $ 6.320  $ 5.752
   Accumulation unit value at end of period.................. $ 6.329  $ 4.993  $ 6.320
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 6.548  $ 7.648  $ 6.715
   Accumulation unit value at end of period.................. $ 8.275  $ 6.548  $ 7.648
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                      2003     2002    2001*
----------                                                    -------- -------- --------
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at Beginning of period*........... $  7.199 $  8.307 $  6.933
   Accumulation unit value at end of period.................. $ 10.079 $  7.199 $  8.307
   Number of accumulation Units outstanding at end of Period
     (000's omitted).........................................       --       --       --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period***......... $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period.................. $ 12.552 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 18.697 $ 26.854 $ 24.517
   Accumulation unit value at end of period.................. $ 23.086 $ 18.697 $ 26.854
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period***......... $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period.................. $ 13.552 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $ 19.957 $ 22.314 $ 20.696
   Accumulation unit value at end of period.................. $ 23.072 $ 19.957 $ 22.314
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Fidelity VIP Contrafund Subaccount
   Accumulation unit value at beginning of period*........... $ 22.418 $ 25.237 $ 23.589
   Accumulation unit value at end of period.................. $ 28.221 $ 22.418 $ 25.237
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*........... $ 24.875 $ 30.565 $ 27.938
   Accumulation unit value at end of period.................. $ 31.769 $ 24.875 $ 30.565
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 34.330 $ 50.126 $ 42.975
   Accumulation unit value at end of period.................. $ 44.692 $ 34.330 $ 50.126
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*........... $103.050 $135.259 $122.587
   Accumulation unit value at end of period.................. $129.669 $103.050 $135.259
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period***......... $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period.................. $ 12.120 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period***......... $ 10.000 $    N/A $    N/A
   Accumulation unit value at end of period.................. $ 13.158 $    N/A $    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       --       --       --

                                                                  Periodic Payment Contracts
                                                                  --------------------------
Subaccount                                                         2003     2002     2001*
----------                                                        -------  -------  -------
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $10.847  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $ 9.951  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $ 9.932  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $12.343  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $11.939  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $14.417  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*............... $ 4.635  $ 5.217  $ 4.212
   Accumulation unit value at end of period...................... $ 6.686  $ 4.635  $ 5.217
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*............... $12.422  $12.949  $10.894
   Accumulation unit value at end of period...................... $15.889  $12.422  $12.949
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
INVESCO VIF-Financial Services Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $12.169  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
INVESCO VIF-Health Sciences Subaccount
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $11.792  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --
AIM V.I. Real Estate Subaccount (formerly INVESCO VIF-Real Estate
  Opportunity)
   Accumulation unit value at beginning of period***............. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period...................... $13.025  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --       --       --

                                                              Periodic Payment Contracts
                                                              --------------------------
Subaccount                                                     2003     2002     2001*
----------                                                    -------  -------  -------
INVESCO VIF-Utilities Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $11.652  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
JPMorgan International Equity Subaccount
  (formerly JPMorgan International Opportunities)
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.205  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $12.262  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $10.327  $13.452  $11.137
   Accumulation unit value at end of period.................. $13.761  $10.327  $13.452
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $24.916  $27.178  $26.038
   Accumulation unit value at end of period.................. $27.846  $24.916  $27.178
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Growth Growth Subaccount
   Accumulation unit value at beginning of period*........... $16.580  $23.024  $20.098
   Accumulation unit value at end of period.................. $21.403  $16.580  $23.024
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $16.960  $24.018  $21.043
   Accumulation unit value at end of period.................. $22.454  $16.960  $24.018
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.550  $30.890  $27.369
   Accumulation unit value at end of period.................. $27.398  $22.550  $30.890
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.324  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Janus Aspen Small Company Value Subaccount
  (formerly Janus Aspen Small Cap Value)
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $13.377  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period***......... $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period.................. $11.956  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       --       --

                                                                       Periodic Payment Contracts
                                                                       --------------------------
Subaccount                                                              2003     2002     2001*
----------                                                             -------  -------  -------
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period***.................. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period........................... $12.263  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period***.................. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period........................... $14.087  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period***.................. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period........................... $11.021  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period***.................. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period........................... $12.048  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period***.................. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period........................... $13.657  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period***.................. $10.000  $   N/A  $   N/A
   Accumulation unit value at end of period........................... $10.768  $   N/A  $   N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*.................... $ 7.719  $ 7.317  $ 7.386
   Accumulation unit value at end of period........................... $ 7.946  $ 7.719  $ 7.317
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*.................... $14.162  $20.410  $17.767
   Accumulation unit value at end of period........................... $17.609  $14.162  $20.410
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Scudder International Subaccount
   Accumulation unit value at beginning of period*.................... $ 8.494  $10.618  $10.566
   Accumulation unit value at end of period........................... $10.633  $ 8.494  $10.618
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Scudder Large Cap Value Subaccount (formerly Scudder Contrarian Value)
   Accumulation unit value at beginning of period*.................... $ 1.498  $ 1.798  $ 1.665
   Accumulation unit value at end of period........................... $ 1.946  $ 1.498  $ 1.798
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*.................... $ 1.362  $ 1.287  $ 1.299
   Accumulation unit value at end of period........................... $ 1.403  $ 1.362  $ 1.287
   Number of accumulation units outstanding at end of period
     (000's omitted)..................................................      --       --       --

                                                                    Periodic Payment Contracts
                                                                    --------------------------
Subaccount                                                           2003     2002    2001*
----------                                                           ------   ------   ------
Scudder Government & Agency Securities Subaccount (formerly Scudder
  Government Securities)
   Accumulation unit value at beginning of period*................. $2.171   $2.051   $2.065
   Accumulation unit value at end of period........................ $2.176   $2.171   $2.051
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*................. $3.970   $5.739   $5.203
   Accumulation unit value at end of period........................ $4.851   $3.970   $5.739
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*................. $5.302   $5.427   $5.160
   Accumulation unit value at end of period........................ $6.475   $5.302   $5.427
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*................. $1.311   $1.546   $1.423
   Accumulation unit value at end of period........................ $1.667   $1.311   $1.546
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*................. $2.611   $2.628   $2.629
   Accumulation unit value at end of period........................ $2.577   $2.611   $2.628
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*................. $1.386   $2.127   $1.684
   Accumulation unit value at end of period........................ $1.806   $1.386   $2.127
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder Technology Growth Subaccount
   Accumulation unit value at beginning of period*................. $0.584   $0.924   $0.713
   Accumulation unit value at end of period........................ $0.839   $0.584   $0.924
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*................. $5.506   $6.623   $6.256
   Accumulation unit value at end of period........................ $6.363   $5.506   $6.623
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*................. $1.116   $1.285   $1.093
   Accumulation unit value at end of period........................ $1.553   $1.116   $1.285
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*................. $1.116   $1.537   $1.367
   Accumulation unit value at end of period........................ $1.451   $1.116   $1.537
   Number of accumulation units outstanding at end of period
     (000's omitted)...............................................     --       --       --

--------
 * Commencement of Offering on October 1, 2001.
** Less than 1,000 units.
*** Commencement of Offering on May 1, 2003.

   The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services please write us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life assurance Company ("FKLA"). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

   The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Sixty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account invests in shares of the following registered, open-end management investment companies:

      . AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc. )

      .  The Alger American Fund

      .  American Century Variable Portfolios, Inc.

      .  Credit Suisse Trust

      .  Dreyfus Investment Portfolios

      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  Dreyfus Variable Investment Fund

      .  Fidelity Variable Insurance Products Funds

      .  Franklin Templeton Variable Insurance Products Trust

      .  ING VP Emerging Markets Fund, Inc.

      .  ING VP Natural Resources Trust

      .  J.P. Morgan Series Trust II

      .  Janus Aspen Series

      .  One Group Investment Trust

      .  Oppenheimer Variable Account Funds

      .  Scudder Variable Series I

      .  Scudder Variable Series II

   SEC registration does not involve SEC supervision of the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The 64 Portfolios or Funds are summarized below:

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of companies located or conducting a majority of their business in emerging markets.

Dreyfus Investment Portfolios

   Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor's MidCap 400(R) Index.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund's primary goal is to provide capital growth with current income as a secondary goal. To pursue this goal, the Fund normally invests at least 80% of its assets in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund

   Dreyfus VIF Small Company Stock Portfolio seeks capital appreciation.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

   Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

   Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation.

   Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P(R) 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

   Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P(R) 500.

Franklin Templeton Variable Insurance Products Trust

   Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

   Franklin Small Cap Value Securities Fund seeks long-term total return.

   Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective.

   Franklin U.S. Government Fund seeks income.

   Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation.

   Mutual Discovery Securities Fund seeks capital appreciation.

   Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

   Templeton Developing Markets Securities Fund seeks long-term capital appreciation.

ING VP Emerging Markets Fund, Inc.

   This Fund seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies as described in the Fund's prospectus.

ING VP Natural Resources Trust

   This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. The investment objective may not be changed without shareholder approval.

AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc. )

   AIM V.I. Real Estate Fund (formerly INVESCO VIF--Real Estate Opportunity
Fund) seeks high total return.

   INVESCO VIF--Financial Services Fund seeks capital growth.

   INVESCO VIF--Health Sciences Fund seeks capital growth.

   INVESCO VIF--Utilities Fund seeks capital growth and current income.

J.P. Morgan Series Trust II

   JPMorgan International Equity Portfolio (formerly JPMorgan International Opportunities Portfolio) seeks to provide high total return from a portfolio of equity securities of foreign companies.

   JPMorgan Mid Cap Value Portfolio seeks growth from capital appreciation.

   JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks.

Janus Aspen Series

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Mid Cap Value Portfolio seeks capital appreciation.

   Janus Aspen Small Company Value Portfolio (formerly Janus Aspen Small Cap Value Portfolio) seeks capital appreciation.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

One Group Investment Trust

   One Group Investment Trust Equity Index Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index)

   One Group Investment Trust Diversified Equity Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

   One Group Investment Trust Mid Cap Growth Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

   One Group Investment Trust Diversified Mid Cap Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

   One Group Investment Trust Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Oppenheimer Variable Account Funds

   Oppenheimer Aggressive Growth Fund/VA seeks capital appreciation by investing in "growth type" companies.

   Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

   Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.

   Oppenheimer High Income Fund/VA seeks a high level of current income.

   Oppenheimer Main Street Fund(R)/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

   Oppenheimer Main Street Small Cap Fund(R)/VA seeks capital appreciation.

   Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.

Scudder Variable Series I

   Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II

   Scudder Large Cap Value Portfolio (formerly Scudder Contrarian Value Portfolio) seeks to achieve a high rate of total return.

   Scudder Fixed Income Portfolio seeks high current income.

   Scudder Government & Agency Securities Portfolio (formerly Scudder Government Securities Portfolio) seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.

   Scudder High Income Portfolio seeks to provide a high level of current income.

   Scudder International Select Equity Portfolio seeks capital appreciation.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks a high total return, a combination of income and capital appreciation.

   SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

   SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks.
--------
*"Standard & Poor's(R)," "S&P(R)" and "S&P MidCap 400(R)" are trademarks of The
 McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's(R), and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio's Statement of Additional Information.

                               -----------------

   The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

   American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

   Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio. CSAM's Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit-Suisse Trust-Emerging Markets Portfolio.

   The Dreyfus Corporation serves as the investment adviser for the available Portfolio of the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and the available Portfolio of the Dreyfus Variable Investment Fund.

   Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited
(FIJ), in Tokyo, Japan and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund(R) Portfolio. FMRC serves as the sub-adviser for the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio. Geode Capital Management, LLC serves as sub-adviser for the Fidelity VIP Index 500 Portfolio.

   Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund, the Franklin U.S. Government Fund and the Franklin Zero Coupon Fund 2010. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund.

   ING Investments, LLC serves as the investment adviser for the ING VP Emerging Markets Fund, Inc. and the ING VP Natural Resources Trust. ING Investment Management Advisors B.V. serves as the sub-adviser for the ING VP Emerging Market Funds, Inc. Aeltus Investment Management, Inc. serves as the sub-adviser for the ING VP Natural Resources Trust.

   AIM Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds (formerly Invesco Variable Investment Funds, Inc). INVESCO Institutional (N.A.), Inc. is the sub-adviser for the available Portfolios of AIM Variable Insurance Funds.

   J.P. Morgan Investment Management, Inc. is the investment adviser for the available Portfolios of the J.P. Morgan Series Trust II.

   Janus Capital Management LLC (formerly Janus Capital Corporation) is the investment adviser for the available Portfolios of the Janus Aspen Series.

   Banc One Investment Advisors Corporation is the investment adviser for the available Portfolios of the One Group Investment Trust.

   OppenheimerFunds, Inc. is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds.

   Deutsche Investment Management Americas, Inc. serves as investment manager for the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. Dreman Value Management, L.L.C. serves as the subadviser for the SVS Dreman Small Cap Value Portfolio and the value portion of the SVS Focus Value+Growth Portfolio. Jennison Associates LLC is the subadviser for the growth portion of the SVS Focus Value+Growth Portfolio.

   The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

   This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

   You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

      . The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

      . The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

   We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction.

   You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant's or your estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

   During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See "Federal Tax Matters.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

   You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

   We may issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

   Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (1 divided by 2) minus 3, where:

      (1) is the net result of:

         . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

      (3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

   On any Valuation Date, the Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your interest in the Fixed Account.

4. Transfer During Accumulation Period.

   During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

      . The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

      . You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and

      . transfers into and out of the Credit Suisse Trust-Emerging Markets, the ING VP Emerging Markets, the JPMorgan International Equity, the Janus Aspen Worldwide Growth, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the Scudder International, the Scudder International Select Equity and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

   Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

   The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any

Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners.

   We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. As part of our procedures, we will monitor trading activity. If we identify market timing strategies that we believe to be detrimental to Contract Owners, we reserve the right, in our sole discretion and without prior notice, to take action. The actions we may take include, but are not limited to:

  . Termination of transfer privileges, or termination of telephone or electronic transfer privileges;

  .  Requiring a minimum time between transfers;

  .  Limiting the total number of transfers;

  .  Limiting the dollar amount that may be transferred at one time;

  .  Refusing any transfer request; and

  . Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

   Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. We review our policies and procedures from time to time and reserve the right to change them.

6. Withdrawal During Accumulation Period.

   You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See "Federal Income Taxes.")

   You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge.")

   For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   You may request a partial withdrawal subject to the following:

      . The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

   Election to withdraw shall be made in writing to us at our home office:
Kemper Investors Life Insurance Company, Contact Center, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our home office provided, however, that we may suspend withdrawals or delay payment more than seven days

      .  during any period when the New York Stock Exchange is closed,

      . when trading is restricted or the SEC determines an emergency exists, or

      .  as the SEC by order may permit.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

   If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

      .  the Contract Value less Debt, or

      . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

   If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

   You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

   For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

   For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:

      . the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

      .  the Contract Value minus Debt, or

      . the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased's 81/st/ birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90/th/ birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

Guaranteed Minimum Death Benefit Rider.

   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

   We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

      (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

      (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85/th/ birthday or date of death, increased by Purchase Payments made from your 85/th/ birthday to the date of death and decreased by any adjustments for withdrawals from your 85/th/ birthday to the date of death; or

      (3) the greatest anniversary value immediately preceding the earlier of your 86/th/ birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

      (a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

      (b) is the Contract Value reduced by any dollar for dollar reduction.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

   If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

   The Earnings Based Death Benefit rider ("EBDB") is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider." above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

   If elected, the death benefit will be as follows:

      . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus

      .  the EBDB factor times the lesser of:

        a.remaining principal, or

        b.Contract Value minus remaining principal, but not less than zero.

   The EBDB factor is 0.40 if death occurs prior to the 10/th/ Contract anniversary, 0.50 if death occurs between the 10/th/ and 15/th/ Contract anniversaries and 0.70 if death occurs on or after the 15/th/ Contract anniversary.

   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

   The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

   Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody's Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administration charge,

      .  records maintenance charge,

      .  withdrawal charge,

      .  premium tax,

      .  optional death benefit charges, and

      .  optional MIAA expense charge (See "Asset Allocation Service.")

   Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

   We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

   Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

   We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

   The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. ASSET ALLOCATION SERVICE CHARGE.

   The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. For new Contracts, the annual charge may be increased up to a maximum of 1.00%. If the MIAA charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense equals, with respect to the amount in each Subaccount covered by the MIAA program the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged a MIAA initial set up fee of $30.00.

C. RECORDS MAINTENANCE CHARGE.

   We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

      . $7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

      . $3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

      . No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

   The record maintenance charge is not assessed during the Annuity Period.

   The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

   At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. WITHDRAWAL CHARGE.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

   Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

                    Contribution Year     Withdrawal Charge
                    -----------------     -----------------
                    First................         6%
                    Second...............         5%
                    Third................         4%
                    Fourth...............         3%
                    Fifth................         2%
                    Sixth................         1%
                    Seventh and following         0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

   Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

   We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II ("SVS II"), SVS II investment advisors and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

   Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' statements of additional information.

F. STATE PREMIUM TAXES.

   Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.

G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

   In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

      . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      . the total amount of Purchase Payments to be received and the method in which they will be remitted;

      .  any prior or existing relationship with us;

      .  the level of commission paid to selling broker-dealers;

      . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      .  the frequency of projected surrenders or distributions.

   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the payee; and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

   If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

   Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfer During Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of the Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20/th/ or 7/th/ day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

   Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                              FEDERAL TAX MATTERS

A. INTRODUCTION

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  certain Contracts acquired by a decedent's estate,

      .  certain Qualified Contracts,

      .  certain Contracts used with structured settlement agreements, and

      . certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services ("MIAA"). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

   If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      .  received on or after you reach age 59 1/2,

      .  due to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

   Other exceptions may apply.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such Contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

   Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See "8. Guaranteed Minimum Death Benefit" and "9. Earnings Based Death Benefit"). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

   These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                  Investors Brokerage Services, Inc. ("IBS")
                             1600 McConnor Parkway
                        Schaumburg, Illinois 60196-6801

   IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

   You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from our website at www.zurichlifeus.com.

   You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

   The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

   The Owner may select any day of the month except for the 29/th/, 30/th/ or 31/st/ for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

   The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory service agreement with PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, Ibbotson Associates, Inc. ("Ibbotson") performs certain functions for the MIAA program. Ibbotson is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. SUMMARY OF THE SERVICE PROVIDED.

   Under MIAA, your Contract Value is allocated among certain Subaccounts and the Fixed Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing Ibbotson's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and the Fixed Account in accordance with your selected allocation model.

B. MIAA CHARGES.

   PMG's current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. The annual charge may be increased for new Contracts up to a maximum of one percent (1.00%). If the MIAA expense charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA expense charge. The MIAA expense charge is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense charge equals, with respect to the amount in each Subaccount covered by the MIAA program, the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA initial set up fee ("Set Up Fee") of $30.00.

C. TAX TREATMENT OF FEES AND CHARGES.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA expense charge and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of the MIAA expense charge and Set Up Fee are treated as a taxable event. This means the MIAA expense charge and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. RISKS TO YOU.

   When you elect the MIAA program, you understand that:

      . all investments involve risk, the amount of which may vary significantly,

      .  performance cannot be predicted or guaranteed, and

      . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. TERMINATION.

   You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA expense charge or Set Up Fee. Otherwise, you will be charged any unpaid MIAA expense charge for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of any unpaid MIAA expense charge upon termination.

F. CONFLICTS OF INTEREST.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA expense charge (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

                         PROVISIONS OF PRIOR CONTRACTS

   Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

      Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

      Transfer During Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

      Withdrawals During Accumulation Period. You may request a partial withdrawal subject to the following conditions:

      . The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

      . Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

      Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

      Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

      Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Auditors; Financial Statements of Separate Account; Report of Independent Auditors; Financial Statements of KILICO;

Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

            CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

   The Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

   GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

   If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the "Summary of Expenses". Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

      (1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

      (2) the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

      (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

      (2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85/th/ birthday or the GRIB exercise date, increased by Purchase Payments made from the 85/th/ birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85/th/ birthday to the GRIB exercise date; or

      (3) the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86/th/ birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

      (a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

      (b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

   If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

    Number of years remaining in the period certain Interest rate Adjustment
    ----------------------------------------------- ------------------------
                  15 or more years.................           1.00%
                  10-14 years......................           1.50%
                  less than 10 years...............           2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

      . If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

      . Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

      . Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

      . You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

      . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

      . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

    Number of years remaining in the period certain Interest rate Adjustment
    ----------------------------------------------- ------------------------
                  15 or more years.................           1.00%
                  10-14 years......................           1.50%
                  Less than 10 years...............           2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

                                   APPENDIX

  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

   This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

   Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801, or call (888) 477-9700. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the rollover by the 60/th/ day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. The maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000

Single Taxpayers

                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000

   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

   7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer's adjusted gross income.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

   2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

   4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurred before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH

WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
* Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
* Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

   2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
     1     $ 1,000     14     $17,371     27     $41,703     40    $ 77,436
     2       2,000     15      18,929     28      43,991     41      80,796
     3       3,038     16      20,534     29      46,348     42      84,256
     4       4,130     17      22,187     30      48,775     43      87,821
     5       5,264     18      23,889     31      51,275     44      91,492
     6       6,442     19      25,643     32      53,850     45      95,274
     7       7,665     20      27,449     33      56,503     46      99,169
     8       8,932     21      29,309     34      59,235     47     103,181
     9      10,236     22      31,225     35      62,048     48     107,313
    10      11,580     23      33,199     36      64,947     49     111,569
    11      12,965     24      35,232     37      67,932     50     115,953
    12      14,390     25      37,326     38      71,007
    13      15,859     26      39,482     39      74,174

--------
* Includes applicable withdrawal charges.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
     1     $1,000      14     $1,513      27     $2,221      40     $3,262
     2      1,013      15      1,558      28      2,288      41      3,360
     3      1,053      16      1,605      29      2,357      42      3,461
     4      1,095      17      1,653      30      2,427      43      3,565
     5      1,138      18      1,702      31      2,500      44      3,671
     6      1,183      19      1,754      32      2,575      45      3,782
     7      1,230      20      1,806      33      2,652      46      3,895
     8      1,267      21      1,860      34      2,732      47      4,012
     9      1,305      22      1,916      35      2,814      48      4,132
    10      1,344      23      1,974      36      2,898      49      4,256
    11      1,384      24      2,033      37      2,985      50      4,384
    12      1,426      25      2,094      38      3,075
    13      1,469      26      2,157      39      3,167

--------
* Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2004


                                PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                              KEMPER ADVANTAGE III

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                               in Connection With

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT


   HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196 (847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2004. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or calling us at 1-888-477-9700.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Services to the Separate Account...........................................   1
State Regulation...........................................................   2
Condensed Financial Information............................................   2
Experts....................................................................   2
Financial Statements.......................................................   2
Report of Independent Auditors.............................................   4
Financial Statements of Separate Account...................................   5
Report of Independent Auditors.............................................  62
Financial Statements of KILICO.............................................  63
Appendix A State Premium Tax Chart.........................................  A1
Appendix B Condensed Financial Information.................................  B1

                        SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance agreement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent auditors for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2003, 2002 and 2001. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2003, 2002, and 2001.

Distribution of the Contracts.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2003, 2002, and 2001 KILICO incurred gross commissions payable of approximately $ 11.7, $ 14.5 and $ 16.4 million, respectively, to licensed insurance agents.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.


                        CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2003. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

                                     EXPERTS

The consolidated balance sheets of KILICO as of December 31, 2003 and 2002, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, and the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

Effective as of September 3, 2003, FKLA administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains an unaudited pro forma condensed consolidated income statement for KILICO and subsidiaries for the year ending December 31, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable period.

            Kemper Investors Life Insurance Company and Subsidiaries
           Unaudited Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                          Year Ended December 31, 2003

                                              December 31, 2003      Ceded        Transfer of        Assumed     December 31, 2003
                                                 As Reported    Reinsurance (1) Subsidiaries (2) Reinsurance (3)     Pro Forma
                                              ----------------- --------------- ---------------- --------------- -----------------
REVENUE
Net investment income                         $        162,749  $     (122,725) $        (2,778) $            -  $         37,246
Realized capital gains (losses)                         84,632         (83,318)             390               -             1,704
Premium income                                          (1,072)          1,177             (105)              -                 -
Separate account fees and charges                       83,364         (27,114)               -               -            56,250
Broker / dealer commission revenue                      18,671               -          (18,671)              -                 -
Other income                                             7,942          (3,409)          (3,433)          7,387             8,487
                                              ----------------- --------------- ---------------- --------------- -----------------
     Total revenue                                     356,286        (235,389)         (24,597)          7,387           103,687
                                              ----------------- --------------- ---------------- --------------- -----------------

BENEFITS AND EXPENSES
Interest credited to policyholders                     114,885        (101,085)            (367)              -            13,433
Claims incurred and other benefits                      13,562          (4,323)             (49)              -             9,190
Taxes, licenses and fees                                (1,832)           (500)            (200)              -            (2,532)
Commissions                                             45,049         (25,325)          (1,060)              -            18,664
Broker / dealer commission expense                      18,646               -          (18,646)              -                 -
Operating expenses                                      31,079         (15,238)          (4,003)              -            11,838
Deferral of insurance acquisition costs                (49,673)         27,608            1,535               -           (20,530)
Amortization of insurance acquisition costs            151,746        (108,109)             (16)              -            43,621
Amortization of value of business acquired              56,828         (56,828)               -               -                 -
Amortization of goodwill                                     0               -                -               -                 -
Amortization of other intangibles acquired                 506            (506)               -               -                 -
                                              ----------------- --------------- ---------------- --------------- -----------------
      Total benefits and expenses                      380,796        (284,306)         (22,806)              0            73,684
                                              ----------------- --------------- ---------------- --------------- -----------------

                                              ----------------- --------------- ---------------- --------------- -----------------
Income before income tax expense                       (24,510)         48,917           (1,791)          7,387            30,003
                                              ----------------- --------------- ---------------- --------------- -----------------

Income tax expense (benefit)                           (15,323)         23,754             (289)          4,143            12,285
                                              ----------------- --------------- ---------------- --------------- -----------------
Net income                                    $         (9,187) $       25,163  $        (1,502) $        3,244  $         17,718
                                              ================= =============== ================ =============== =================

Kemper Investors Life Insurance Company and Subsidiaries
Notes to Unaudited Proforma Condensed Consolidated Financial Statements

(1) The amounts presented reflect the effect of the Coinsurance Agreement transaction with FKLA and represents the impact on income and expense related to the transferred reinsured assets and liabilities.

(2) Represents the transfer of the KILICO's subsidiaries to FKLA per the Coinsurance Agreement.

(3) The amounts presented reflect the effect of the Modified Coninsurance Agreement with Farmers New World Life Insurance Company, a Washington Corporation ("FNWL") an affiliated company.

                         Report of Independent Auditors

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statement of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the KILICO Variable Annuity Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, Dreyfus VIF Small Company Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF - Financial Services, INVESCO VIF - Health Sciences, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Utilities, JPMorgan International Opportunities, JPMorgan MidCap Value, JPMorgan Small Company, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, Janus Aspen Mid Cap Value (Perkins), Janus Aspen Small Cap Value (Bay Isle), Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Strategic Bond, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21/st/ Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Fixed Income, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder International Select Equity, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS MFS Strategic Value, SVS Oak Strategic Equity, SVS Turner Mid Cap Growth and Scudder Real Estate Securities, at December 31, 2003 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 2003 with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
March 4, 2004

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                American Century                           Dreyfus
                                                                                     Variable                             Investment
                                       The Alger American Fund                   Portfolios, Inc.    Credit Suisse Trust  Portfolios
                       ------------------------------------------------------ --------------------- --------------------- ----------
                                                                                                                 Credit
                                                                                                                 Suisse
                                                                     Alger                            Credit     Trust
                                               Alger      Alger     American   American               Suisse     Global    Dreyfus
                          Alger     Alger     American   American     Small   Century VP  American    Trust      Post-       I.P.
                        American   American  Leveraged    MidCap    Capitali-  Income &   Century    Emerging   Venture     MidCap
                        Balanced    Growth     AllCap     Growth     zation     Growth    VP Value   Markets     Capital    Stock
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ------------------------------------------------------ --------------------- --------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value           $  110,755     23,931     70,229     23,627      6,879     27,249     32,639     31,302     17,881    144,655
Dividends and other
receivables                    --         --         --          2          1         --         --         --         --         --
                       ------------------------------------------------------ --------------------- --------------------- ----------
   Total assets           110,755     23,931     70,229     23,629      6,880     27,249     32,639     31,302     17,881    144,655
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         13         --         --          6
                       ------------------------------------------------------ --------------------- --------------------- ----------
Contract owners'
equity                 $  110,755     23,931     70,229     23,629      6,880     27,249     32,626     31,302     17,881    144,649
                       ====================================================== ===================== ===================== ==========
Accumulation period    $  110,687     23,908     70,226     23,629      6,861     27,233     32,584     31,290     17,881    144,536
Annuity period                 68         22          3         --         19         16         42         12         --        113
                       ------------------------------------------------------ --------------------- --------------------- ----------
Total Contract Owners'
Equity                 $  110,755     23,931     70,229     23,629      6,880     27,249     32,626     31,302     17,881    144,649
                       ====================================================== ===================== ===================== ==========
Units Outstanding          10,651        536     10,008        825        266      4,229      3,906      2,964      2,144     11,521
                       ====================================================== ===================== ===================== ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                          The
                        Dreyfus
                        Socially
                         Respon-   Dreyfus
                         sible     Variable
                         Growth   Investment                                                          Franklin Templeton Variable
                       Fund, Inc.    Fund           Fidelity Variable Insurance Products Fund          Insurance Products Trust
                       --------------------- ------------------------------------------------------ --------------------------------
                         Dreyfus
                        Socially   Dreyfus    Fidelity              Fidelity                         Franklin   Franklin   Franklin
                         Respon-   VIF Small    VIP      Fidelity     VIP      Fidelity   Fidelity    Rising     Small    Strategic
                          sible     Company    Asset       VIP       Equity      VIP        VIP      Dividends Cap Value    Income
                         Growth     Stock     Manager   Contrafund   Income     Growth    Index 500 Securities Securities Securities
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------------- ------------------------------------------------------ --------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               14,313        272      9,958     71,994     66,640     65,681    115,585      2,782        376      1,571
Dividends and other
receivables                    --         --         --         76         --         --          2          1         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
   Total assets            14,313        272      9,958     72,070     66,640     65,681    115,587      2,783        376      1,571
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         13         12         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
Contract owners'
equity                     14,313        272      9,958     72,057     66,628     65,681    115,587      2,783        376      1,571
                       ===================== ====================================================== ================================
Accumulation period        14,301        272      9,688     71,876     66,561     65,619    115,203      2,783        376      1,571
Annuity period                 12         --        270        181         67         62        384         --         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
Total Contract Owners'
Equity                     14,313        272      9,958     72,057     66,628     65,681    115,587      2,783        376      1,571
                       ===================== ====================================================== ================================
Units Outstanding           1,698         20        424      2,537      2,149      1,497        879        229         28        144
                       ===================== ====================================================== ================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                ING VP     ING VP
                                                                               Emerging   Natural
                                                                               Markets   Resources    INVESCO Variable Investment
                        Franklin Templeton Variable Insurance Products Trust  Fund, Inc.   Trust               Funds, Inc.
                       ------------------------------------------------------ ---------- ---------- --------------------------------
                                                                                                                           INVESCO
                                   Franklin                        Templeton               ING VP    INVESCO               VIF-Real
                        Franklin     Zero      Mutual     Mutual   Developing   ING VP    Natural      VIF-     INVESCO     Estate
                          U.S.      Coupon   Discovery    Shares    Markets    Emerging  Resources  Financials VIF-Health  Opportu-
                       Government    2010    Securities Securities Securities  Markets     Trust     Services   Sciences     nity
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ------------------------------------------------------ ---------- ---------- --------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
   Total assets            11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
Contract owners'
equity                     11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
                       ===================== ================================ ========== ========== ================================
Accumulation period        11,628     10,535      1,447        911      1,177      7,243      3,684        511      1,058      1,288
Annuity period                 --         --         --         --         --         44         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
Total Contract Owners'
Equity                     11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
                       ===================== ================================ ========== ========== ================================
Units Outstanding           1,163      1,056        117         76         82        773        228         42         89         98
                       ===================== ================================ ========== ========== ================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                        INVESCO
                        Variable
                       Investment
                         Funds,
                          Inc.      J.P. Morgan Series Trust II                          Janus Aspen Series
                       ---------- -------------------------------- -----------------------------------------------------------------
                                   JPMorgan                                     Janus
                                    Inter-                                      Aspen                 Janus      Janus      Janus
                         INVESCO   national   JPMorgan   JPMorgan    Janus     Capital     Janus      Aspen      Aspen      Aspen
                           VIF-    Opportu-    MidCap     Small      Aspen    Apprecia-    Aspen    Growth and  Mid Cap   Worldwide
                        Utilities   nities      Value    Company    Balanced     tion      Growth     Income     Growth     Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- -------------------------------- -----------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               12,532     18,835      1,322      9,962    139,284      1,562     84,389         --     62,097    136,087
Dividends and other
receivables                    --         --         --         --         --         --          1         --         --          2
                       ---------- ---------- --------------------- -----------------------------------------------------------------
   Total assets            12,532     18,835      1,322      9,962    139,284      1,562     84,390         --     62,097    136,089
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --          1         --         --         11         --         --         --
                       ---------- ---------- --------------------- -----------------------------------------------------------------
Contract owners'
equity                     12,532     18,835      1,322      9,961    139,284      1,562     84,379         --     62,097    136,089
                       ========== ========== ===================== =================================================================
Accumulation period        12,532     18,835      1,322      9,952    138,224      1,562     84,221         --     62,052    135,788
Annuity period                 --         --         --          9      1,060         --        158         --         45        301
                       ---------- ---------- --------------------- -----------------------------------------------------------------
Total Contract Owners'
Equity                     12,532     18,835      1,322      9,961    139,284      1,562     84,379         --     62,097    136,089
                       ========== ========== ===================== =================================================================
Units Outstanding           2,012      1,420        107        719      4,946        187      3,904         --      2,722      4,891
                       ========== ========== ===================== =================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                                                            PIMCO
                                                                                                                           Variable
                                                                                                                          Insurance
                         Janus Aspen Series               Oppenheimer Variable Account Funds                                Trust
                       --------------------- ---------------------------------------------------------------------------- ----------
                                    Janus                 Oppen-                                      Oppen-
                         Janus      Aspen      Oppen-     heimer     Oppen-     Oppen-     Oppen-     heimer     Oppen-
                        Aspen Mid  Small Cap   heimer     Capital    heimer     heimer     heimer      Main      heimer     PIMCO
                        Cap Value   Value    Aggressive  Appreci-    Global      High       Main      Street    Strategic   Foreign
                        (Perkins) (Bay Isle)   Growth     ation    Securities   Income     Street    Small Cap    Bond       Bond
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------------- ---------------------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value                  395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
   Total assets               395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
Contract owners'
equity                        395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
                       ===================== ====================================================== ===================== ==========
Accumulation period           395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
Annuity period                 --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
Total Contract Owners'
Equity                        395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
                       ===================== ====================================================== ===================== ==========
Units Outstanding              29         68         24        127        517         71        119        241        127         18
                       ===================== ====================================================== ===================== ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                         PIMCO
                        Variable                                                                                           Scudder
                        Insurance                                                                                          Variable
                          Trust                            Scudder Variable Series I                                      Series II
                       ---------- --------------------------------------------------------------------------------------- ----------
                                   Scudder
                                     21st                 Scudder   Scudder     Scudder    Scudder   Scudder     Scudder   Scudder
                        PIMCO Low  Century     Scudder    Capital    Global     Growth     Health     Inter-     Money    Aggressive
                        Duration    Growth      Bond      Growth   Discovery  and Income  Sciences   national    Market     Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- --------------------------------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value                  214     28,050      8,499     49,512     98,017     46,914     74,488     92,296        133     35,502
Dividends and other
receivables                    --         --         --         --         --         --         --          3         --          1
                       ---------- --------------------------------------------------------------------------------------- ----------
   Total assets               214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       ---------- --------------------------------------------------------------------------------------- ----------
Contract owners'
equity                        214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
                       ========== ======================================================================================= ==========
Accumulation period           214     28,050      8,499     49,507     97,996     46,914     74,488     92,200        133     35,501
Annuity period                 --         --         --          5         21         --         --         99         --          2
                       ---------- --------------------------------------------------------------------------------------- ----------
Total Contract
Owners' Equity                214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
                       ========== ======================================================================================= ==========
Units Outstanding              18      6,040      1,053      5,444      7,393      5,799      7,059     11,326         12      3,915
                       ========== ======================================================================================= ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                      Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------------------
                                                                                                     Scudder
                                                                                                      Inter-
                                    Scudder    Scudder   Scudder     Scudder               Scudder   national   Scudder    Scudder
                         Scudder  Contrarian    Fixed     Global   Government  Scudder      High      Select     Money      Small
                        Blue Chip   Value      Income   Blue Chip  Securities  Growth      Income     Equity     Market   Cap Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value              137,124    149,049     98,750     30,965    163,000    239,672    235,033     96,753    181,839    141,227
Dividends and other
receivables                     3          5          3         --         --         13         --         --        134         --
                       -------------------------------------------------------------------------------------------------------------
   Total assets           137,127    149,054     98,753     30,965    163,000    239,685    235,033     96,753    181,973    141,227
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --         --          6         --         --         --          3         --         --         11
                       -------------------------------------------------------------------------------------------------------------
Contract owner's
 equity                   137,127    149,054     98,747     30,965    163,000    239,685    235,030     96,753    181,973    141,216
                       =============================================================================================================
Accumulation period       136,960    148,736     98,495     30,961    162,203    238,008    233,502     96,449    180,690    141,049
Annuity period                167        318        252          4        797      1,677      1,528        304      1,283        167
                       -------------------------------------------------------------------------------------------------------------
Total Contract
Owner's Equity            137,127    149,054     98,747     30,965    163,000    239,685    235,030     96,753    181,973    141,216
                       =============================================================================================================
Units Outstanding          18,296     32,630     16,883      2,918     37,820     53,620     40,437     33,625     34,208     44,561
                       =============================================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                           Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------------------
                                                                              SVS Dreman            SVS Eagle
                         Scudder    Scudder   Scudder   SVS Davis  SVS Dreman    High    SVS Dreman  Focused   SVS Focus
                        Strategic Technology   Total     Venture    Financial   Return   Small Cap    Large     Value +      SVS
                         Income     Growth     Return     Value     Services    Equity     Value    Cap Growth   Growth   Index 500
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               28,082    153,806    440,915    161,895     72,507    435,252    222,553     59,386     53,599    203,543
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --          1
                       -------------------------------------------------------------------------------------------------------------
   Total assets            28,082    153,806    440,915    161,895     72,507    435,252    222,553     59,386     53,599    203,544
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --          5         68         --         --          2          2         --         --         --
                       -------------------------------------------------------------------------------------------------------------
Contract owners'
equity                     28,082    153,801    440,847    161,895     72,507    435,250    222,551     59,386     53,599    203,544
                       =============================================================================================================
Accumulation period        28,041    153,738    437,103    161,817     72,478    434,958    222,313     59,386     53,330    203,534
Annuity period                 41         63      3,744         78         29        292        238         --        269         10
                       -------------------------------------------------------------------------------------------------------------
Total Contract
Owners' Equity             28,082    153,801    440,847    161,895     72,507    435,250    222,551     59,386     53,599    203,544
                       =============================================================================================================
Units Outstanding           2,474     25,760     74,476     16,169      5,779     34,882     39,751      7,149     14,973     25,469
                       =============================================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                          Scudder
                                                                                           Invest-
                                                                                          ments VIT
                                         Scudder Variable Series II                        Funds
                       ----------------------------------------------------------------- ----------
                          SVS                SVS Janus                                    Scudder
                        INVESCO   SVS Janus    Growth    SVS MFS     SVS Oak     SVS        Real
                        Dynamic   Growth and   Oppor-   Strategic  Strategic  Turner Mid   Estate
                        Growth      Income    tunities    Value      Equity   Cap Growth Securities
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ----------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               26,296    128,067     90,168         28     60,811     85,147         16
Dividends and other
receivables                    --         --         --         --         --         --         --
                       ----------------------------------------------------------------- ----------
   Total assets            26,296    128,067     90,168         28     60,811     85,147         16
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --          5          5         --         --         --         --
                       ----------------------------------------------------------------- ----------
Contract owners'
equity                     26,296    128,062     90,163         28     60,811     85,147         16
                       ================================================================= ==========
Accumulation period        26,289    128,008     90,163         28     60,810     85,146         16
Annuity period                  7         54         --         --          1          1         --
                       ----------------------------------------------------------------- ----------
Total Contract
Owners' Equity             26,296    128,062     90,163         28     60,811     85,147         16
                       ================================================================= ==========
Units Outstanding           3,310     17,467     16,951          2      9,193      9,951          1
                       ================================================================= ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                                 The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger
                                         Alger          Alger          American         Alger            Alger
                                       American        American       Leveraged        American     American Small
                                       Balanced         Growth          AllCap      MidCap Growth   Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                      $      2,062              --              --              --               --
EXPENSES
Mortality and expense risk charges          1,380             244             823             187               66
                                     -----------------------------------------------------------------------------
Net investment income (loss)                  682            (244)           (823)           (187)             (66)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                               (948)           (928)         (5,832)           (179)             (41)
Change in unrealized appreciation
(depreciation) of investments              16,319           6,604          23,082           5,400            1,784
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      15,371           5,676          17,250           5,221            1,743
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                      $     16,053           5,432          16,427           5,034            1,677
                                     =============================================================================

                                                                                                       Dreyfus
                                       American Century Variable                                      Investment
                                           Portfolios, Inc.              Credit Suisse Trust          Portfolios
                                     ----------------------------   -----------------------------   --------------
                                       American                     Credit Suisse   Credit Suisse
                                      Century VP       American         Trust        Trust Global
                                       Income &        Century         Emerging      Post-Venture    Dreyfus I.P.
                                        Growth         VP Value        Markets         Capital       MidCap Stock
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   -----------------------------   --------------
REVENUE
Dividend income                               218             276              --              --              344
EXPENSES
Mortality and expense risk charges            251             355             311             190            1,602
                                     ----------------------------   -----------------------------   --------------
Net investment income (loss)
                                              (33)            (79)           (311)           (190)          (1,258)
                                     ----------------------------   -----------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                125            (252)           (361)         (2,766)            (261)
Change in unrealized appreciation
(depreciation) of investments               4,915           7,017           8,715           8,167           32,461
                                     ----------------------------   -----------------------------   --------------
Net realized and unrealized gain
(loss) on investments                       5,040           6,765           8,354           5,401           32,200
                                     ----------------------------   -----------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             5,007           6,686           8,043           5,211           30,942
                                     ============================   =============================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                      The Dreyfus
                                       Socially        Dreyfus
                                      Responsible      Variable
                                     Growth Fund,    Investment
                                         Inc.            Fund         Fidelity Variable Insurance Products Fund
                                     ----------------------------   ----------------------------------------------
                                        Dreyfus
                                       Socially      Dreyfus VIF
                                      Responsible   Small Company   Fidelity VIP    Fidelity VIP     Fidelity VIP
                                        Growth          Stock       Asset Manager    Contrafund     Equity Income
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                                15              --             215             269              871
EXPENSES
Mortality and expense risk charges            173               1              88             768              681
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                 (158)             (1)            127            (499)             190
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,362)              1             (74)           (162)          (1,129)
Change in unrealized appreciation
(depreciation) of investments               4,352              21           1,022          15,148           14,839
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                       2,990              22             948          14,986           13,710
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             2,832              21           1,075          14,487           13,900
                                     ============================   ==============================================

                                     Fidelity Variable Insurance         Franklin Templeton Variable Insurance
                                            Products Fund                           Products Trust
                                     ----------------------------   ----------------------------------------------
                                                                      Franklin        Franklin         Franklin
                                                                       Rising         Small Cap        Strategic
                                     Fidelity VIP   Fidelity VIP      Dividends         Value           Income
                                        Growth        Index 500      Securities      Securities       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                               160           1,426              11              --                3
EXPENSES
Mortality and expense risk charges            757           1,276               8               1                6
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                 (597)            150               3              (1)              (3)
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,933)         (3,978)              1              --               15
Change in unrealized appreciation
(depreciation) of investments              18,392          27,567             164              35               62
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                      16,459          23,589             165              35               77
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            15,862          23,739             168              34               74
                                     ============================   ==============================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                 Franklin Templeton Variable Insurance Products Trust
                                    ------------------------------------------------------------------------------
                                                                                                      Templeton
                                                                        Mutual                        Developing
                                    Franklin U.S.   Franklin Zero     Discovery     Mutual Shares       Markets
                                     Government      Coupon 2010      Securities      Securities      Securities
                                     Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
                                    ------------------------------------------------------------------------------
REVENUE
Dividend income                                 3               3               1               1                1
EXPENSES
Mortality and expense risk charges             61              55               5               4                4
                                    ------------------------------------------------------------------------------
Net investment income (loss)                  (58)            (52)             (4)             (3)              (3)
                                    ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                 (2)             (5)              2              --              108
Change in unrealized appreciation
(depreciation) of investments                  76            (140)            133              81               75
                                    ------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          74            (145)            135              81              183
                                    ------------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                16            (197)            131              78              180
                                    ==============================================================================

                                       ING VP          ING VP
                                       Emerging        Natural
                                    Markets Fund,     Resources
                                         Inc.           Trust           INVESCO Variable Investment Funds, Inc.
                                    -------------   -------------   ----------------------------------------------
                                                       ING VP
                                       ING VP          Natural      INVESCO VIF-    INVESCO VIF-     INVESCO VIF-
                                      Emerging        Resources      Financials        Health        Real Estate
                                       Markets          Trust         Services        Sciences       Opportunity
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                    -------------   -------------   ----------------------------------------------
REVENUE
Dividend income                                --              --               2              --               18
EXPENSES
Mortality and expense risk charges             73              38               2               4                5
                                    -------------   -------------   ----------------------------------------------
Net investment income (loss)                  (73)            (38)              0              (4)              13
                                    -------------   -------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                171              21              10               2               19
Change in unrealized appreciation
(depreciation) of investments               2,092             786              37              86               91
                                    -------------   -------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                       2,263             807              47              88              110
                                    -------------   -------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             2,190             769              47              84              123
                                    =============   =============   ==============================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                        INVESCO
                                       Variable
                                      Investment
                                      Funds, Inc.            J.P. Morgan Series Trust II
                                     ------------   ---------------------------------------------
                                                       JPMorgan
                                     INVESCO VIF-   International      JPMorgan       JPMorgan
                                       Utilities    Opportunities   MidCap Value    Small Company
                                      Subaccount      Subaccount      Subaccount     Subaccount
                                     ------------   ---------------------------------------------
REVENUE
Dividend income                               138              --              --              --
EXPENSES
Mortality and expense risk charges            137              81               5             119
                                     ------------   ---------------------------------------------
Net investment income (loss)                    1             (81)             (5)           (119)
                                     ------------   ---------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)ON INVESTMENTS
Net realized gain (loss) on sale
of investments                               (959)            122               3            (131)
Change in unrealized appreciation
(depreciation) of investments               2,401           2,872             101           2,804
                                     ------------   ---------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1,442           2,994             104           2,673
                                     ------------   ---------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             1,443           2,913              99           2,554
                                     ============   =============================================

                                                                          Janus Aspen Series
                                     --------------------------------------------------------------------------------------------
                                                     Janus Aspen                     Janus Aspen                     Janus Aspen
                                     Janus Aspen       Capital       Janus Aspen      Growth and      Janus Aspen      Worldwide
                                       Balanced      Appreciation       Growth          Income      MidCap Growth       Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     --------------------------------------------------------------------------------------------
REVENUE
Dividend income                             3,088               7              69              --               --          1,436
EXPENSES
Mortality and expense risk charges          1,838              20           1,067             105              730          1,680
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)                1,250             (13)           (998)           (105)            (730)          (244)
                                     --------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,882)           (150)        (45,041)        (32,978)          (3,398)        (9,038)
Change in unrealized appreciation
(depreciation) of investments              17,298             415          63,813          31,001           20,408         35,723
                                     --------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      15,416             265          18,772          (1,977)          17,010         26,685
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            16,666             252          17,774          (2,082)          16,280         26,441
                                     ============================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                          Janus Aspen Series              Oppenheimer Variable Account Funds
                                     ----------------------------   ----------------------------------------------
                                     Janus Aspen     Janus Aspen
                                       MidCap         Small Cap      Oppenheimer     Oppenheimer     Oppenheimer
                                        Value           Value         Aggressive       Capital          Global
                                      (Perkins)       (Bay Isle)        Growth       Appreciation     Securities
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                                --              --              --              --               --
EXPENSES
Mortality and expense risk charges              2               4               1               5               19
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                   (2)             (4)             (1)             (5)             (19)
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)on sale
of investments                                 14              10               8               9               21
Change in unrealized appreciation
(depreciation) of investments                  49              84               4             111              744
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                          63              94              12             120              765
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                61              90              11             115              746
                                     ============================   ==============================================

                                                                                                    PIMCO Variable
                                                                                                       Insurance
                                                  Oppenheimer Variable Account Funds                     Trust
                                     ------------------------------------------------------------   --------------
                                                                     Oppenheimer     Oppenheimer
                                      Oppenheimer    Oppenheimer      Main Steet      Strategic      PIMCO Foreign
                                      High Income     Main Street     Small Cap         Bond             Bond
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
REVENUE
Dividend income                                --              --              --              --                6
EXPENSES
Mortality and expense risk charges              4               5              13               5                3
                                     ------------------------------------------------------------   --------------
Net investment income (loss)                   (4)             (5)            (13)             (5)               3
                                     ------------------------------------------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)on sale
of investments                                  8              11              22               2                3
Change in unrealized appreciation
(depreciation) of investments                  36             107             354              65               (4)
                                     ------------------------------------------------------------   --------------
Net realized and unrealized gain
(loss) on investments                          44             118             376              67               (1)
                                     ------------------------------------------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                40             113             363              62                2
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                         PIMCO
                                       Variable
                                      Insurance
                                        Trust                         Scudder Variable Series I
                                     ------------   --------------------------------------------------------------
                                                    Scudder 21st                       Scudder          Scudder
                                      PIMCO Low        Century                         Capital          Global
                                       Duration        Growth       Scudder Bond        Growth         Discovery
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                     ------------   --------------------------------------------------------------
REVENUE
Dividend income                                 4              --             769             173               72
EXPENSES
Mortality and expense risk charges              3             335             192             578            1,056
                                     ------------   --------------------------------------------------------------
Net investment income (loss)                    1            (335)            577            (405)            (984)
                                     ------------   --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                  2          (4,525)            350          (4,151)          (4,488)
Change in unrealized appreciation
(depreciation) of investments                  (2)         11,076            (246)         13,957           35,761
                                     ------------   --------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          --           6,551             104           9,806           31,273
                                     ------------   --------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                 1           6,216             681           9,401           30,289
                                     ============   ==============================================================

                                                                                                       Scudder
                                                                                                       Variable
                                                      Scudder Variable Series I                       Series II
                                     ------------------------------------------------------------   --------------
                                        Scudder        Scudder         Scudder                          Scudder
                                        Growth          Health          Inter-         Scudder        Aggressive
                                      and Income       Sciences        national      Money Market       Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
REVENUE
Dividend income                               415              --             667               1               --
EXPENSES
Mortality and expense risk charges            560             845           1,147               2              431
                                     ------------------------------------------------------------   --------------
Net investment income (loss)                 (145)           (845)           (480)             (1)            (431)
                                     ------------------------------------------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,931)           (429)            558              --           (6,481)
Change in unrealized appreciation
(depreciation) of investments              11,262          18,129          19,746              --           15,513
                                     ------------------------------------------------------------   --------------
Net realized and unrealized gain
(loss) on investments                       9,331          17,700          20,304              --            9,032
                                     ------------------------------------------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             9,186          16,855          19,824              (1)           8,601
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                       Scudder                         Scudder         Scudder
                                       Scudder       Contrarian        Scudder         Global         Government
                                      Blue Chip         Value        Fixed Income     Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               752           2,359           3,666              91           10,737
EXPENSES
Mortality and expense risk charges          1,585           1,667           1,445             348            2,867
                                     -----------------------------------------------------------------------------
Net investment income (loss)                 (833)            692           2,221            (257)           7,870
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (9,868)         (2,020)          1,282            (780)           2,107
Change in unrealized appreciation
(depreciation) of investments              41,223          35,593             177           7,467           (8,686)
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      31,355          33,573           1,459           6,687           (6,579)
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            30,522          34,265           3,680           6,430            1,291
                                     =============================================================================

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                                       Scudder
                                        Scudder      Scudder High   International   Scudder Money   Scudder Small
                                        Growth          Income      Select Equity       Market        Cap Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               253          16,705             966           1,881               --
EXPENSES
Mortality and expense risk charges          2,872           2,747           1,033           3,306            1,574
                                     -----------------------------------------------------------------------------
Net investment income (loss)               (2,619)         13,958             (67)         (1,425)          (1,574)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                            (19,652)         (2,693)         (3,685)             --          (22,937)
Change in unrealized appreciation
(depreciation) of investments              70,479          31,121          24,271              --           56,035
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      50,827          28,428          20,586              --           33,098
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            48,208          42,386          20,519          (1,425)          31,524
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                       Scudder         Scudder                                        SVS Dreman
                                      Strategic      Technology     Scudder Total     SVS Davis        Financial
                                        Income         Growth          Return       Venture Value      Services
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               387              --          13,111             666              905
EXPENSES
Mortality and expense risk charges            413           1,767           5,520           1,794              868
                                     -----------------------------------------------------------------------------
Net investment income (loss)                  (26)         (1,767)          7,591          (1,128)              37
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                              1,842         (93,567)        (14,047)         (1,332)            (266)
Change in unrealized appreciation
(depreciation) of investments                (370)        142,110          70,863          36,038           15,023
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1,472          48,543          56,816          34,706           14,757
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             1,446          46,776          64,407          33,578           14,794
                                     =============================================================================

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                      SVS Dreman     SVS Dreman       SVS Eagle       SVS Focus
                                     High Return      Small Cap     Focused Large       Value
                                        Equity          Value        Cap Growth       + Growth      SVS Index 500
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                             7,079           4,217              --             356            1,833
EXPENSES
Mortality and expense risk charges          4,907           2,314             676             595            2,348
                                     -----------------------------------------------------------------------------
Net investment income (loss)                2,172           1,903            (676)           (239)            (515)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                              1,483             181          (1,314)         (2,905)          (8,297)
Change in unrealized appreciation
(depreciation) of investments              93,967          57,516          12,987          15,291           49,784
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      95,450          57,697          11,673          12,386           41,487
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            97,622          59,600          10,997          12,147           40,972
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                                                                                          Scudder
                                                                                                                        Investments
                                                             Scudder Variable Series II                                  VIT Funds
                               --------------------------------------------------------------------------------------   ------------
                               SVS INVESCO    SVS Janus       SVS Janus       SVS MFS        SVS Oak         SVS        Scudder Real
                                 Dynamic      Growth and       Growth        Strategic      Strategic     Turner Mid       Estate
                                 Growth         Income      Opportunities      Value         Equity       Cap Growth     Securities
                               Subaccount     Subaccount     Subaccount      Subaccount    Subaccount     Subaccount     Subaccount
                               --------------------------------------------------------------------------------------   ------------
REVENUE
Dividend income                         --            820              --             --            --             --             --
EXPENSES
Mortality and expense risk
charges                                294          1,610           1,128             --           607            863             --
                               --------------------------------------------------------------------------------------   ------------
Net investment income (loss)          (294)          (790)         (1,128)            --          (607)          (863)            --
                               --------------------------------------------------------------------------------------   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
sale of investments                   (171)        (5,392)        (11,664)            --          (813)          (897)            --
Change in unrealized
appreciation (depreciation)
of investments                       6,663         30,931          31,165              3        18,035         25,069              1
                               --------------------------------------------------------------------------------------   ------------
Net realized and unrealized
gain (loss) on investments           6,492         25,539          19,501              3        17,222         24,172              1
                               --------------------------------------------------------------------------------------   ------------
Net increase (decrease) in
contract owners' equity
resulting from operations            6,198         24,749          18,373              3        16,615         23,309              1
                               ======================================================================================   ============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                                  The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger                           Alger
                                        Alger           Alger          American         Alger         American
                                       American       American        Leveraged       American          Small
                                       Balanced        Growth           AllCap      MidCap Growth   Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $        682            (244)           (823)           (187)             (66)
Net realized gain (loss) on sale
 of investments                              (948)           (928)         (5,832)           (179)             (41)
Change in unrealized appreciation
 (depreciation) of investments             16,319           6,604          23,082           5,400            1,784
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              16,053           5,432          16,427           5,034            1,677
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         5,202           2,811           4,520           3,610            1,118
Net transfer (to) from affiliate
 and subaccounts                            3,454           2,281           2,517           8,357            1,094
Payments for redemptions
                                           (3,718)         (1,617)         (1,782)           (875)            (293)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (267)            (22)           (170)            (12)              (6)
Annuity payout reserve adjustment              (5)            (13)              0             (11)             (26)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            4,666           3,440           5,085          11,069            1,887
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   20,719           8,872          21,512          16,103            3,564
CONTRACT OWNERS' EQUITY
Beginning of period                        90,036          15,059          48,717           7,526            3,316
                                     -----------------------------------------------------------------------------
End of period                        $    110,755          23,931          70,229          23,629            6,880
                                     =============================================================================

                                                                                                       Dreyfus
                                       American Century Variable                                      Investment
                                           Portfolios, Inc.              Credit Suisse Trust          Portfolios
                                     ----------------------------   -----------------------------   --------------
                                       American                     Credit Suisse   Credit Suisse
                                      Century VP      American          Trust        Trust Global
                                       Income &       Century         Emerging      Post-Venture     Dreyfus I.P.
                                        Growth        VP Value         Markets         Capital       MidCap Stock
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     ----------------------------   -----------------------------   --------------
OPERATIONS
Net investment income (loss)                  (33)            (79)           (311)           (190)          (1,258)
Net realized gain (loss) on sale
 of investments                               125            (252)           (361)         (2,766)            (261)
Change in unrealized appreciation
 (depreciation) of investments              4,915           7,017           8,715           8,167           32,461
                                     ----------------------------   -----------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               5,007           6,686           8,043           5,211           30,942
                                     ----------------------------   -----------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         3,215           4,328           1,503             602            6,688
Net transfer (to) from affiliate
 and subaccounts                            5,452            (236)          3,356           1,010            9,907
Payments for redemptions                   (1,106)         (2,111)           (888)           (298)          (3,451)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (45)            (22)            (60)            (38)            (319)
Annuity payout reserve adjustment              (1)             --              --              (1)               8
                                     ----------------------------   -----------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            7,515           1,959           3,911           1,275           12,833
                                     ----------------------------   -----------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   12,522           8,645          11,954           6,486           43,775
CONTRACT OWNERS' EQUITY
Beginning of period                        14,727          23,981          19,348          11,395          100,874
                                     ----------------------------   -----------------------------   --------------
End of period                              27,249          32,626          31,302          17,881          144,649
                                     ============================   =============================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                      The Dreyfus
                                       Socially       Dreyfus
                                      Responsible     Variable
                                     Growth Fund,    Investment
                                         Inc.           Fund          Fidelity Variable Insurance Products Fund
                                     ----------------------------   ----------------------------------------------
                                        Dreyfus      Dreyfus VIF
                                       Socially     Small Company
                                      Responsible       Stock        Fidelity VIP    Fidelity VIP    Fidelity VIP
                                        Growth       Subaccount     Asset Manager    Contrafund     Equity Income
                                      Subaccount        (a)           Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                 (158)             (1)            127            (499)             190
Net realized gain (loss) on sale
 of investments                            (1,362)              1             (74)           (162)          (1,129)
Change in unrealized appreciation
 (depreciation) of investments              4,352              21           1,022          15,148           14,839
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               2,832              21           1,075          14,487           13,900
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,261              30             781           5,249            5,850
Net transfer (to) from affiliate
 and subaccounts                             (684)            224           3,080           4,774            6,784
Payments for redemptions                     (743)             (3)           (887)         (6,538)          (4,779)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (32)             --              (8)            (48)             (61)
Annuity payout reserve adjustment              --              --              33              79               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (198)            251           2,999           3,516            7,794
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                    2,634             272           4,074          18,003           21,694
CONTRACT OWNERS' EQUITY
Beginning of period                        11,679              --           5,884          54,054           44,934
                                     ----------------------------   ----------------------------------------------
End of period                              14,313             272           9,958          72,057           66,628
                                     ============================   ==============================================

                                     Fidelity Variable Insurance         Franklin Templeton Variable Insurance
                                            Products Fund                           Products Trust
                                     ----------------------------   ----------------------------------------------
                                                                      Franklin        Franklin
                                                                       Rising          Small           Franklin
                                                                     Dividends       Cap Value        Strategic
                                     Fidelity VIP   Fidelity VIP     Securities      Securities         Income
                                        Growth        Index 500      Subaccount      Subaccount       Securities
                                      Subaccount      Subaccount         (a)             (a)        Subaccount (a)
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                 (597)            150               3              (1)              (3)
Net realized gain (loss) on sale
 of investments                            (1,933)         (3,978)              1              --               15
Change in unrealized appreciation
 (depreciation) of investments             18,392          27,567             164              35               62
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              15,862          23,739             168              34               74
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         6,319          10,002             376              52              348
Net transfer (to) from affiliate
 and subaccounts                           (5,027)         (5,702)          2,253             290            1,187
Payments for redemptions                   (5,213)        (10,006)            (13)             --              (38)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (55)           (107)             (1)             --               --
Annuity payout reserve adjustment              (2)             (3)             --              --               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (3,978)         (5,816)          2,615             342            1,497
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                   11,884          17,923           2,783             376            1,571
CONTRACT OWNERS' EQUITY
Beginning of period                        53,797          97,664              --              --               --
                                     ----------------------------   ----------------------------------------------
End of period                              65,681         115,587           2,783             376            1,571
                                     ============================   ==============================================

(a) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Dreyfus VIF Small Company Stock Subaccount
(a) For the period (commencement of operations): May 6, 2003 - December 31, 2003 Franklin Rising Dividends Securities Subaccount
(a) For the period (commencement of operations): May 16, 2003 - December 31, 2003 Franklin Small Cap Value Securities Subaccount
(a) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Franklin Strategic Income Securities Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                 Franklin Templeton Variable Insurance Products Trust
                                     -----------------------------------------------------------------------------
                                       Franklin                         Mutual                         Templeton
                                         U.S.       Franklin Zero     Discovery     Mutual Shares     Developing
                                      Government     Coupon 2010      Securities      Securities        Markets
                                      Subaccount     Subaccount       Subaccount      Subaccount      Securities
                                          (b)            (b)             (b)             (b)          Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (58)            (52)             (4)             (3)              (3)
Net realized gain (loss) on sale
 of investments                                (2)             (5)              2              --              108
Change in unrealized appreciation
 (depreciation) of investments                 76            (140)            133              81               75
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  16            (197)            131              78              180
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,808           1,468             288              65               70
Net transfer (to) from affiliate
 and subaccounts                           10,091           9,510           1,051             792              909
Payments for redemptions                     (250)           (211)            (23)            (24)             (11)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (37)            (35)             --              --               --
Annuity payout reserve adjustment              --              --              --              --               --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           11,612          10,732           1,316             833              968
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   11,628          10,535           1,447             911            1,148
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --               29
                                     -----------------------------------------------------------------------------
End of period                              11,628          10,535           1,447             911            1,177
                                     =============================================================================

                                        ING VP         ING VP
                                       Emerging        Natural
                                       Markets        Resources
                                      Fund, Inc.        Trust           INVESCO Variable Investment Funds, Inc.
                                     ------------   -------------   ----------------------------------------------

                                                       ING VP        INVESCO VIF-    INVESCO VIF-    INVESCO VIF-
                                        ING VP         Natural        Financials       Health        Real Estate
                                       Emerging       Resources       Services        Sciences       Opportunity
                                        Markets        Trust         Subaccount      Subaccount      Subaccount
                                      Subaccount     Subaccount          (b)             (b)             (b)
                                     ------------   -------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                  (73)            (38)             --              (4)              13
Net realized gain (loss) on sale
 of investments                               171              21              10               2               19
Change in unrealized appreciation
 (depreciation) of investments              2,092             786              37              86               91
                                     ------------   -------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               2,190             769              47              84              123
                                     ------------   -------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                           396             183             134             174              213
Net transfer (to) from affiliate
 and subaccounts                              (47)            138             330             811              968
Payments for redemptions                     (482)           (436)             --             (11)             (16)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (5)             (3)             --              --               --
Annuity payout reserve adjustment              (1)             --              --              --               --
                                     ------------   -------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (139)           (118)            464             974            1,165
                                     ------------   -------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                    2,051             651             511           1,058            1,288
CONTRACT OWNERS' EQUITY
Beginning of period                         5,236           3,033              --              --               --
                                     ------------   -------------   ----------------------------------------------
End of period                               7,287           3,684             511           1,058            1,288
                                     ============   =============   ==============================================

(b) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Franklin U.S. Government Subaccount
(b) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Franklin Zero Coupon 2010 Subaccount
(b) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Mutual Discovery Securities Subaccount
(b) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Mutual Shares Securities Subaccount
(b) For the period (commencement of operations): May 2, 2003 - December 31, 2003 INVESCO VIF - Financial Services Subaccount
(b) For the period (commencement of operations): May 6, 2003 - December 31, 2003 INVESCO VIF - Health Sciences Subaccount
(b) For the period (commencement of operations): May 8, 2003 - December 31, 2003 INVESCO VIF - Real Estate Opportunity Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                       INVESCO
                                      Variable
                                      Investment                                                     Janus Aspen
                                      Funds, Inc.           J.P. Morgan Series Trust II                Series
                                     ------------------------------------------------------------   --------------
                                                      JPMorgan         JPMorgan
                                       INVESCO      International       MidCap        JPMorgan
                                         VIF-       Opportunities       Value           Small        Janus Aspen
                                      Utilities       Subaccount      Subaccount       Company         Balanced
                                      Subaccount         (c)             (c)         Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                    1             (81)             (5)           (119)           1,250
Net realized gain (loss) on sale
 of investments                              (959)            122               3            (131)          (1,882)
Change in unrealized appreciation
 (depreciation) of investments              2,401           2,872             101           2,804           17,298
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               1,443           2,913              99           2,554           16,666
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,207           1,195             206           1,510           10,846
Net transfer (to) from affiliate
 and subaccounts                            1,496          15,115           1,042          (1,827)         (15,302)
Payments for redemptions                     (334)           (333)            (25)           (534)         (14,647)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (27)            (55)             --              (9)             (96)
Annuity payout reserve adjustment              --              --              --               2                8
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,342          15,922           1,223            (858)         (19,191)
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                    3,785          18,835           1,322           1,696           (2,525)
CONTRACT OWNERS' EQUITY
Beginning of period                         8,747              --              --           8,265          141,809
                                     ------------------------------------------------------------   --------------
End of period                              12,532          18,835           1,322           9,961          139,284
                                     ============================================================   ==============

                                                                  Janus Aspen Series
                                     -----------------------------------------------------------------------------
                                                                     Janus Aspen
                                     Janus Aspen                      Growth and     Janus Aspen     Janus Aspen
                                       Capital       Janus Aspen        Income         Mid Cap        Worldwide
                                     Appreciation      Growth         Subaccount       Growth           Growth
                                      Subaccount      Subaccount         (c)          Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (13)           (998)           (105)           (730)            (244)
Net realized gain (loss) on sale
 of investments                              (150)        (45,041)        (32,978)         (3,398)          (9,038)
Change in unrealized appreciation
 (depreciation) of investments                415          63,813          31,001          20,408           35,723
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 252          17,774          (2,082)         16,280           26,441
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                            21           6,448              48           5,586           10,560
Net transfer (to) from affiliate
 and subaccounts                               83         (40,760)        (40,614)        (11,026)         (21,056)
Payments for redemptions                     (146)         (8,983)           (387)         (5,324)         (13,712)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (4)           (119)             (5)            (81)            (124)
Annuity payout reserve adjustment              --              (2)             --              (4)             (51)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              (46)        (43,416)        (40,958)        (10,849)         (24,383)
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                      206         (25,642)        (43,040)          5,431            2,058
CONTRACT OWNERS' EQUITY
Beginning of period                         1,356         110,021          43,040          56,666          134,031
                                     -----------------------------------------------------------------------------
End of period                               1,562          84,379              --          62,097          136,089
                                     =============================================================================

(c) For the period (commencement of operations): June 6, 2003 - December 31, 2003 JPMorgan International Opportunities Subaccount
(c) For the period (commencement of operations): May 5, 2003 - December 31, 2003 JPMorgan MidCap Value Subaccount
(c) For the period (cessation of operations): January 1, 2003 - March 7, 2003 Janus Aspen Growth and Income Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                         Janus Aspen Series               Oppenheimer Variable Account Funds
                                     ----------------------------   ----------------------------------------------
                                     Janus Aspen     Janus Aspen
                                        Mid Cap         Small        Oppenheimer     Oppenheimer     Oppenheimer
                                         Value        Cap Value      Aggressive        Capital         Global
                                       (Perkins)     (Bay Isle)        Growth        Appreciation     Securities
                                      Subaccount      Subaccount     Subaccount       Subaccount      Subaccount
                                         (d)            (d)             (d)              (d)            (d)
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                   (2)             (4)             (1)             (5)             (19)
Net realized gain (loss) on sale
 of investments                                14              10               8               9               21
Change in unrealized appreciation
 (depreciation) of investments                 49              84               4             111              744
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  61              90              11             115              746
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                            38              70              41             309              555
Net transfer (to) from affiliate
 and subaccounts                              496             763             267           1,177            6,090
Payments for redemptions                     (200)             (7)            (27)            (29)             (72)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --              --              --              (1)              (1)
Annuity payout reserve adjustment              --              --              --              --               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              334             826             281           1,456            6,572
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                      395             916             292            1,571           7,318
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --               --
                                     ----------------------------   ----------------------------------------------
End of period                                 395             916             292           1,571            7,318
                                     ============================   ==============================================

                                                                                                    PIMCO Variable
                                                                                                      Insurance
                                                 Oppenheimer Variable Account Funds                     Trust
                                     ------------------------------------------------------------   --------------
                                                                     Oppenheimer     Oppenheimer
                                      Oppenheimer    Oppenheimer      Main Steet      Strategic         PIMCO
                                      High Income    Main Street      Small Cap         Bond           Foreign
                                      Subaccount     Subaccount      Subaccount      Subaccount         Bond
                                         (d)             (d)             (d)             (d)          Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                   (4)             (5)            (13)             (5)               3
Net realized gain (loss) on sale
 of investments                                 8              11              22               2                3
Change in unrealized appreciation
 (depreciation) of investments                 36             107             354              65               (4)
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  40             113             363              62                2
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                           317             434             424             268                2
Net transfer (to) from affiliate
 and subaccounts                              448             892           2,578           1,046               41
Payments for redemptions                      (20)             (3)            (51)             (6)             (35)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --              (1)             (5)             --               --
Annuity payout reserve adjustment              --              --              --              --               --
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              745           1,322           2,946           1,308                8
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                      785           1,435           3,309           1,370               10
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --              210
                                     ------------------------------------------------------------   --------------
End of period                                 785           1,435           3,309           1,370              220
                                     ============================================================   ==============

(d) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Janus Aspen Mid Cap Value (Perkins) Subaccount
(d) For the period (commencement of operations): May 28, 2003 - December 31, 2003 Janus Aspen Small Cap Value (Bay Isle) Subaccount
(d) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Oppenheimer Aggressive Growth Subaccount
(d) For the period (commencement of operations): May 6, 2003 - December 31, 2003 Oppenheimer Capital Appreciation Subaccount
(d) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Oppenheimer Global Securities Subaccount
(d) For the period (commencement of operations): May 2, 2003 - December 31, 2003 Oppenheimer High Income Subaccount
(d) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Oppenheimer Main Street Subaccount
(d) For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Main Street Small Cap Subaccount
(d) For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Strategic Bond Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                        PIMCO
                                       Variable
                                      Insurance
                                        Trust                         Scudder Variable Series I
                                     ------------   --------------------------------------------------------------
                                                     Scudder 21st                      Scudder          Scudder
                                       PIMCO Low       Century                         Capital          Global
                                       Duration        Growth        Scudder Bond       Growth         Discovery
                                      Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                     ------------   --------------------------------------------------------------
OPERATIONS
Net investment income (loss)                    1            (335)            577            (405)            (984)
Net realized gain (loss) on sale
 of investments                                 2          (4,525)            350          (4,151)          (4,488)
Change in unrealized appreciation
 (depreciation) of investments                 (2)         11,076            (246)         13,957           35,761
                                     ------------   --------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                   1           6,216             681           9,401           30,289
                                     ------------   --------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                            --           1,747           2,678           2,075            3,064
Net transfer (to) from affiliate
 and subaccounts                               10              79         (10,713)          3,238            2,958
Payments for redemptions                      (28)           (759)         (1,355)         (1,654)          (2,248)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --             (66)             10            (112)            (212)
Annuity payout reserve adjustment              --              --              --              (5)              (5)
                                     ------------   --------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              (18)          1,001          (9,380)          3,542            3,557
                                     ------------   --------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                      (17)          7,217          (8,699)         12,943           33,846
CONTRACT OWNERS' EQUITY
Beginning of period                           231          20,833          17,198          36,569           64,171
                                     ------------   --------------------------------------------------------------
End of period                                 214          28,050           8,499          49,512           98,017
                                     ============   ==============================================================


                                                                                                       Scudder
                                                                                                      Variable
                                                       Scudder Variable Series I                      Series II
                                     ------------------------------------------------------------   --------------
                                        Scudder        Scudder                                         Scudder
                                        Growth         Health          Scudder      Scudder Money     Aggressive
                                      and Income      Sciences      International       Market         Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                 (145)           (845)           (480)             (1)            (431)
Net realized gain (loss) on sale
 of investments                            (1,931)           (429)            558              --           (6,481)
Change in unrealized appreciation
 (depreciation) of investments             11,262          18,129          19,746              --           15,513
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               9,186          16,855          19,824              (1)           8,601
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         2,037           5,180           7,138              26            2,073
Net transfer (to) from affiliate
 and subaccounts                              194           4,528         (14,680)             94           (1,681)
Payments for redemptions                   (1,690)         (1,764)         (3,217)            (16)          (1,292)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (104)           (174)           (178)             --              (88)
Annuity payout reserve adjustment              --              --               3              --               --
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              437           7,770         (10,934)            104             (988)
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                    9,623          24,625           8,890             103            7,613
CONTRACT OWNERS' EQUITY
Beginning of period                        37,291          49,863          83,409              30           27,890
                                     ------------------------------------------------------------   --------------
End of period                              46,914          74,488          92,299             133           35,503
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                       Scudder        Scudder          Scudder         Scudder
                                        Scudder      Contrarian        Fixed           Global         Government
                                       Blue Chip        Value          Income         Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (833)            692           2,221            (257)           7,870
Net realized gain (loss) on sale
 of investments                            (9,868)         (2,020)          1,282            (780)           2,107
Change in unrealized appreciation
 (depreciation) of investments             41,223          35,593             177           7,467           (8,686)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              30,522          34,265           3,680           6,430            1,291
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         3,725           6,257           5,222           1,164           10,232
Net transfer (to) from affiliate
 and subaccounts                           30,939           5,527          (1,776)          1,430          (61,239)
Payments for redemptions                   (5,842)        (10,336)         (7,622)           (857)         (24,316)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (308)           (245)           (232)            (66)            (353)
Annuity payout reserve adjustment             (11)            (11)             (7)             (1)              22
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           28,503           1,192          (4,415)          1,670          (75,654)
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   59,025          35,457            (735)          8,100          (74,363)
CONTRACT OWNERS' EQUITY
Beginning of period                        78,102         113,597          99,482          22,865          237,363
                                     -----------------------------------------------------------------------------
End of period                             137,127         149,054          98,747          30,965          163,000
                                     =============================================================================

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                                       Scudder
                                        Scudder     Scudder High    International   Scudder Money    Scudder Small
                                        Growth         Income       Select Equity       Market        Cap Growth
                                      Subaccount     Subaccount       Subaccount     Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (2,619)         13,958             (67)         (1,425)          (1,574)
Net realized gain (loss) on sale
 of investments                           (19,652)         (2,693)         (3,685)             --          (22,937)
Change in unrealized appreciation
 (depreciation) of investments             70,479          31,121          24,271              --           56,035
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              48,208          42,386          20,519          (1,425)          31,524
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         7,325           8,810           4,792          29,869            9,113
Net transfer (to) from affiliate
 and subaccounts                           30,599          29,360           3,643         (87,111)           9,534
Payments for redemptions                  (24,950)        (24,850)         (7,104)        (65,095)          (8,852)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (345)           (310)           (133)           (518)            (226)
Annuity payout reserve adjustment               5             (38)            (11)            (58)              (2)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           12,634          12,972           1,187        (122,913)           9,567
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   60,842          55,358          21,706        (124,338)          41,091
CONTRACT OWNERS' EQUITY
Beginning of period                       178,843         179,672          75,047         306,311          100,125
                                     -----------------------------------------------------------------------------
End of period                             239,685         235,030          96,753         181,973          141,216
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                        Scudder        Scudder                                        SVS Dreman
                                       Strategic      Technology    Scudder Total     SVS Davis        Financial
                                        Income         Growth          Return       Venture Value      Services
                                      Subaccount      Subaccount     Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (26)         (1,767)          7,591          (1,128)              37
Net realized gain (loss) on sale
 of investments                             1,842         (93,567)        (14,047)         (1,332)            (266)
Change in unrealized appreciation
 (depreciation) of investments               (370)        142,110          70,863          36,038           15,023
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               1,446          46,776          64,407          33,578           14,794
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           929           8,666          12,311          10,014            3,499
Net transfer (to) from affiliate
 and subaccounts                            3,631           5,019          (2,747)          8,392              536
Payments for redemptions                   (2,421)        (51,918)        (48,531)         (3,034)          (2,725)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (76)           (364)           (481)           (355)            (165)
Annuity payout reserve adjustment              --              (2)           (138)             (3)              (4)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,063         (38,599)        (39,586)         15,014            1,141
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    3,509           8,177          24,821          48,592           15,935
CONTRACT OWNERS' EQUITY
Beginning of period                        24,573         145,624         416,026         113,303           56,572
                                     -----------------------------------------------------------------------------
End of period                              28,082         153,801         440,847         161,895           72,507
                                     =============================================================================

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                      SVS Dreman     SVS Dreman       SVS Eagle       SVS Focus
                                     High Return      Small Cap     Focused Large      Value +
                                        Equity         Value         Cap Growth        Growth        SVS Index 500
                                      Subaccount     Subaccount       Subaccount     Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                2,172           1,903            (676)           (239)            (515)
Net realized gain (loss) on sale
 of investments                             1,483             181          (1,314)         (2,905)          (8,297)
Change in unrealized appreciation
 (depreciation) of investments             93,967          57,516          12,987          15,291           49,784
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              97,622          59,600          10,997          12,147           40,972
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        23,945          12,448           4,673           3,466           12,294
Net transfer (to) from affiliate
 and subaccounts                            9,499          11,723           4,334           2,378            9,898
Payments for redemptions                  (11,807)         (9,871)         (1,053)         (3,494)          (5,581)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (971)           (390)           (131)            (91)            (467)
Annuity payout reserve adjustment               9             (12)             --              (1)              --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           20,675          13,898           7,823           2,258           16,144
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  118,297          73,498          18,820          14,405           57,116
CONTRACT OWNERS' EQUITY
Beginning of period                       316,953         149,053          40,566          39,194          146,428
                                     -----------------------------------------------------------------------------
End of period                             435,250         222,551          59,386          53,599          203,544
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                     Scudder Variable Series II
                                     -------------------------------------------------------------
                                      SVS INVESCO     SVS Janus       SVS Janus        SVS MFS
                                        Dynamic      Growth and         Growth        Strategic
                                        Growth         Income       Opportunities       Value
                                      Subaccount     Subaccount      Subaccount     Subaccount (e)
                                     -------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (294)           (790)         (1,128)              --
Net realized gain (loss) on sale
 of investments                              (171)         (5,392)        (11,664)              --
Change in unrealized appreciation
 (depreciation) of investments              6,663          30,931          31,165                3
                                     -------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               6,198          24,749          18,373                3
                                     -------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         1,622           7,289           4,703               25
Net transfer (to) from affiliate
 and subaccounts                              739          (5,385)         (5,979)              --
Payments for redemptions                     (461)         (3,500)         (2,423)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (59)           (318)           (223)              --
Annuity payout reserve adjustment              --              19              (4)              --
                                     -------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            1,841          (1,895)         (3,926)              25
                                     -------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    8,039          22,854          14,447               28
CONTRACT OWNERS' EQUITY
Beginning of period                        18,257         105,208          75,716               --
                                     -------------------------------------------------------------
End of period                              26,296         128,062          90,163               28
                                     =============================================================

                                                                        Scudder
                                                                      Investments
                                      Scudder Variable Series II       VIT Funds
                                     ----------------------------   --------------
                                        SVS Oak       SVS Turner    Scudder Real
                                       Strategic       Mid Cap        Estate
                                        Equity         Growth        Securities
                                      Subaccount      Subaccount    Subaccount (e)
                                     ----------------------------   --------------
OPERATIONS
Net investment income (loss)                 (607)           (863)              --
Net realized gain (loss) on sale
 of investments                              (813)           (897)              --
Change in unrealized appreciation
 (depreciation) of investments             18,035          25,069                1
                                     ----------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              16,615          23,309                1
                                     ----------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         3,952           4,886               --
Net transfer (to) from affiliate
 and subaccounts                           10,096          12,222               15
Payments for redemptions                   (1,136)         (1,529)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (124)           (173)              --
Annuity payout reserve adjustment              --              --               --
                                     ----------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           12,788          15,406               15
                                     ----------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   29,403          38,715               16
CONTRACT OWNERS' EQUITY
Beginning of period                        31,408          46,432               --
                                     ----------------------------   --------------
End of period                              60,811          85,147               16
                                     ============================   ==============

(e) For the period (commencement of operations): June 12, 2003 - December 31, 2003 SVS MFS Strategic Value Subaccount
(e) For the period (commencement of operations): July 11, 2003 - December 31, 2003 Scudder Real Estate Securities Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                               The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger           Alger           Alger
                                         Alger          Alger          American        American        American
                                       American        American       Leveraged         MidCap          Small
                                       Balanced         Growth          AllCap          Growth      Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $        270            (236)           (848)            (93)             (48)
Net realized gain (loss) on sale
 of investments                            (1,724)         (5,922)        (10,217)           (517)            (580)
Change in unrealized appreciation
 (depreciation) of investments            (12,083)         (1,809)        (15,593)         (1,930)            (478)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (13,537)         (7,967)        (26,658)         (2,540)          (1,106)
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        15,601           3,549          10,314           3,483            1,421
Net transfer (to) from affiliate
 and subaccounts                            8,194            (866)         (5,513)          2,186             (325)
Payments for redemptions                   (3,984)         (1,434)         (2,632)           (470)            (307)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (257)            (24)           (182)             (8)              (6)
Annuity payout reserve adjustment              (2)             (1)             --              --                2
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           19,552           1,224           1,987           5,191              785
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    6,015          (6,743)        (24,671)          2,651             (321)
CONTRACT OWNERS' EQUITY
Beginning of period                        84,021          21,802          73,388           4,875            3,637
                                     -----------------------------------------------------------------------------
End of period                        $     90,036          15,059          48,717           7,526            3,316
                                     =============================================================================

                                      American Century Variable
                                           Portfolios, Inc.              Credit Suisse Trust
                                     ----------------------------   -----------------------------
                                       American                     Credit Suisse   Credit Suisse
                                        Century        American         Trust        Trust Global
                                      VP Income &      Century         Emerging      Post-Venture
                                        Growth         VP Value        Markets         Capital
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                  (34)          1,271            (240)           (189)
Net realized gain (loss) on sale
 of investments                            (1,032)         (1,707)         (3,126)         (3,595)
Change in unrealized appreciation
 (depreciation) of investments               (154)         (4,403)           (155)         (2,109)
                                     ----------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,220)         (4,839)         (3,521)         (5,893)
                                     ----------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         1,806           6,965           3,646           3,741
Net transfer (to) from affiliate
 and subaccounts                            9,435           1,079           3,400              (5)
Payments for redemptions                     (647)         (2,666)           (756)           (390)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (58)            (35)            (58)            (40)
Annuity payout reserve adjustment               8              22             (24)             --
                                     ----------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           10,544           5,365           6,208           3,306
                                     ----------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                    9,324             526           2,687          (2,587)
CONTRACT OWNERS' EQUITY
Beginning of period                         5,403          23,455          16,661          13,982
                                     ----------------------------   -----------------------------
End of period                              14,727          23,981          19,348          11,395
                                     ============================   =============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                     The Dreyfus
                                                      Socially
                                        Dreyfus      Responsible
                                      Investment     Growth Fund,
                                      Portfolios         Inc.
                                     ----------------------------
                                                       Dreyfus
                                                       Socially
                                     Dreyfus I.P.    Responsible
                                     MidCap Stock      Growth
                                      Subaccount      Subaccount
                                     ----------------------------
OPERATIONS
Net investment income (loss)               (1,105)           (157)
Net realized gain (loss) on sale
 of investments                            (1,459)         (3,019)
Change in unrealized appreciation
 (depreciation) of investments            (13,674)         (1,822)
                                     ----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (16,238)         (4,998)
                                     ----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        17,744           2,612
Net transfer (to) from affiliate
 and subaccounts                           18,564            (728)
Payments for redemptions                   (3,356)           (824)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (292)            (37)
Annuity payout reserve adjustment              --              (1)
                                     ----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           32,660           1,022
                                     ----------------------------
Total increase (decrease) in
 contract owners' equity                   16,422          (3,976)
CONTRACT OWNERS' EQUITY
Beginning of period                        84,452          15,655
                                     ----------------------------
End of period                             100,874          11,679
                                     ============================

                                                                                                                        Franklin
                                                                                                                        Templeton
                                                                                                                        Variable
                                                                                                                        Insurance
                                                      Fidelity Variable Insurance Products Fund                      Products Trust
                                     -----------------------------------------------------------------------------   --------------
                                                                                                                        Templeton
                                     Fidelity VIP                                                                      Developing
                                        Asset       Fidelity VIP    Fidelity VIP    Fidelity VIP    Fidelity VIP         Markets
                                        Manager      Contrafund     Equity Income      Growth         Index 500        Securities
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                  179            (288)          1,268            (707)              63               --
Net realized gain (loss) on sale
 of investments                            (1,015)         (6,546)         (5,414)        (21,392)         (20,822)              --
Change in unrealized appreciation
 (depreciation) of investments                 67            (130)         (6,231)         (3,782)          (9,476)              --
                                     -----------------------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (769)         (6,964)        (10,377)        (25,881)         (30,235)              --
                                     -----------------------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           736           5,865           7,841          10,414           12,103               --
Net transfer (to) from affiliate
 and subaccounts                             (627)         (1,095)          3,741          (5,280)         (19,384)              (1)
Payments for redemptions                     (677)         (6,242)         (6,271)         (6,887)         (11,947)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (8)            (54)            (97)           (122)            (125)              --
Annuity payout reserve adjustment              (1)             30             (34)             (2)              (6)              --
                                     -----------------------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (577)         (1,496)          5,180          (1,877)         (19,359)              (1)
                                     -----------------------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   (1,346)         (8,460)         (5,197)        (27,758)         (49,594)              (1)
CONTRACT OWNERS' EQUITY
Beginning of period                         7,230          62,514          50,131          81,555          147,258               30
                                     -----------------------------------------------------------------------------   --------------
End of period                               5,884          54,054          44,934          53,797           97,664               29
                                     =============================================================================   ==============

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                        ING VP         ING VP          INVESCO
                                       Emerging        Natural         Variable      J.P. Morgan
                                        Markets       Resources       Investment       Series
                                      Fund, Inc.        Trust        Funds, Inc.      Trust II
                                     ------------   -------------   -------------   -------------
                                        ING VP         ING VP
                                       Emerging        Natural                        JP Morgan
                                        Markets       Resources      INVESCO VIF-       Small
                                      Fund, Inc.        Trust         Utilities        Company
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------   -------------   -------------   -------------
OPERATIONS
Net investment income (loss)                  (76)            (35)            (72)           (133)
Net realized gain (loss) on sale
 of investments                            (1,282)           (236)           (604)         (1,763)
Change in unrealized appreciation
 (depreciation) of investments                600             132          (1,356)         (1,417)
                                     ------------   -------------   -------------   -------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (758)           (139)         (2,032)         (3,313)
                                     ------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           402             302           1,625           3,791
Net transfer (to) from affiliate
 and subaccounts                              942            (191)          2,613          (1,468)
Payments for redemptions                     (514)           (273)           (258)         (1,425)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (6)             (3)            (26)            (59)
Annuity payout reserve adjustment               3              --              --               1
                                     ------------   -------------   -------------   -------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              827            (165)          3,954             840
                                     ------------   -------------   -------------   -------------
Total increase (decrease) in
 contract owners' equity                       69            (304)          1,922          (2,473)
CONTRACT OWNERS' EQUITY
Beginning of period                         5,167           3,337           6,825          10,738
                                     ------------   -------------   -------------   -------------
End of period                               5,236           3,033           8,747           8,265
                                     ============   =============   =============   =============

                                                          Janus Aspen Series
                                     ------------------------------------------------------------
                                                     Janus Aspen                     Janus Aspen
                                     Janus Aspen       Capital       Janus Aspen      Growth and
                                       Balanced     Appreciation        Growth          Income
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                1,728             (14)         (1,943)           (346)
Net realized gain (loss) on sale
 of investments                           (10,277)           (381)        (58,656)         (3,292)
Change in unrealized appreciation
 (depreciation) of investments             (3,888)             66          13,071         (11,247)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (12,437)           (329)        (47,528)        (14,885)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        16,300              35           9,737           1,180
Net transfer (to) from affiliate
 and subaccounts                           (9,125)           (175)        (27,088)        (13,392)
Payments for redemptions                  (14,416)           (213)        (14,460)         (4,250)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (117)             (5)           (256)           (145)
Annuity payout reserve adjustment             223              --             (22)              3
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (7,135)           (358)        (32,089)        (16,604)
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (19,572)           (687)        (79,617)        (31,489)
CONTRACT OWNERS' EQUITY
Beginning of period                       161,381           2,043         189,638          74,529
                                     ------------------------------------------------------------
End of period                             141,809           1,356         110,021          43,040
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                                       PIMCO Variable Insurance
                                          Janus Aspen Series                    Trust
                                     ----------------------------   -----------------------------
                                      Janus Aspen    Janus Aspen        PIMCO
                                        Mid Cap       Worldwide        Foreign       PIMCO Low
                                        Growth         Growth            Bond         Duration
                                      Subaccount      Subaccount      Subaccount     Subaccount
                                     ----------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                 (823)           (705)              8               7
Net realized gain (loss) on sale
 of investments                           (45,198)        (40,937)             10               3
Change in unrealized appreciation
 (depreciation) of investments             23,096         (11,177)              2               4
                                     ----------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (22,925)        (52,819)             20              14
                                     ----------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         9,012          16,315               2               3
Net transfer (to) from affiliate
 and subaccounts                           (4,605)        (24,441)            (35)            (21)
Payments for redemptions                   (6,406)        (17,000)           (165)            (43)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (99)           (167)             --              --
Annuity payout reserve adjustment              (8)              2              --              --
                                     ----------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (2,106)        (25,291)           (198)            (61)
                                     ----------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                  (25,031)        (78,110)           (178)            (47)
CONTRACT OWNERS' EQUITY
Beginning of period                        81,697         212,141             388             278
                                     ----------------------------   -----------------------------
End of period                              56,666         134,031             210             231
                                     ============================   =============================

                                                               Scudder Variable Series I
                                     -----------------------------------------------------------------------------
                                     Scudder 21st                      Scudder         Scudder          Scudder
                                        Century                        Capital         Global           Growth
                                        Growth      Scudder Bond       Growth         Discovery       and Income
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (334)            754            (448)           (994)            (169)
Net realized gain (loss) on sale
 of investments                            (3,006)           (142)         (4,866)         (4,706)          (4,502)
Change in unrealized appreciation
 (depreciation) of investments            (10,296)            425         (10,389)        (11,367)          (7,635)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (13,636)          1,037         (15,703)        (17,067)         (12,306)
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         6,417           3,933           7,059           8,241            6,602
Net transfer (to) from affiliate
 and subaccounts                            2,796             880           2,047           1,678            1,735
Payments for redemptions                     (742)         (2,008)         (2,051)         (3,067)          (2,254)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (70)           (102)           (115)           (207)            (115)
Annuity payout reserve adjustment              --              --              --               2               --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            8,401           2,703           6,940           6,647            5,968
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   (5,235)          3,740          (8,763)        (10,420)          (6,338)
CONTRACT OWNERS' EQUITY
Beginning of period                        26,068          13,458          45,332          74,591           43,629
                                     -----------------------------------------------------------------------------
End of period                              20,833          17,198          36,569          64,171           37,291
                                     =============================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                               Scudder Variable Series I             Scudder Variable Series II
                                     --------------------------------------------   -----------------------------
                                        Scudder                                        Scudder
                                        Health         Scudder      Scudder Money     Aggressive    Scudder Blue
                                       Sciences     International       Market          Growth          Chip
                                      Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                     --------------------------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                 (711)           (595)             --            (305)           (902)
Net realized gain (loss) on sale
 of investments                            (1,491)        (11,981)             --          (8,938)         (4,896)
Change in unrealized appreciation
 (depreciation) of investments            (12,243)         (1,962)             --          (4,144)        (18,545)
                                     --------------------------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (14,445)        (14,538)             --         (13,387)        (24,343)
                                     --------------------------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        15,272          14,697              --           4,595          10,004
Net transfer (to) from affiliate
 and subaccounts                            6,138           9,059              19          (1,574)            311
Payments for redemptions                   (1,487)         (7,790)            (54)         (1,731)         (4,798)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (158)           (293)             --             (97)           (227)
Annuity payout reserve adjustment              --               3              --              --              (7)
                                     --------------------------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           19,765          15,676             (35)          1,193           5,283
                                     --------------------------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                    5,320           1,138             (35)        (12,194)        (19,060)
CONTRACT OWNERS' EQUITY
Beginning of period                        44,543          82,271              65          40,084          97,162
                                     --------------------------------------------   -----------------------------
End of period                              49,863          83,409              30          27,890          78,102
                                     ============================================   =============================

                                                      Scudder Variable Series II
                                     ------------------------------------------------------------
                                        Scudder                       Scudder          Scudder
                                      Contrarian    Scudder Fixed     Global         Government
                                        Value          Income        Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  172           1,427            (177)          3,491
Net realized gain (loss) on sale
 of investments                            (5,313)            470          (1,694)          2,549
Change in unrealized appreciation
 (depreciation) of investments            (18,105)          3,597          (2,234)          6,173
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (23,246)          5,494          (4,305)         12,213
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        12,265          13,631           3,410          24,071
Net transfer (to) from affiliate
 and subaccounts                            8,089          21,053           1,899          60,831
Payments for redemptions                  (11,925)         (5,577)           (942)        (20,032)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (245)           (196)            (63)           (339)
Annuity payout reserve adjustment             (16)             (5)             --             (30)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            8,168          28,906           4,304          64,501
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (15,078)         34,400              (1)         76,714
CONTRACT OWNERS' EQUITY
Beginning of period                       128,675          65,082          22,866         160,649
                                     ------------------------------------------------------------
End of period                             113,597          99,482          22,865         237,363
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                             Scudder Variable Series II
                                     ----------------------------------------------------------------------------
                                                                       Scudder                       Scudder New
                                        Scudder     Scudder High    International   Scudder Money      Europe
                                        Growth         Income       Select Equity       Market       Subaccount
                                      Subaccount     Subaccount       Subaccount      Subaccount         (a)
                                     ----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (3,017)         15,525            (576)            668             (40)
Net realized gain (loss) on sale
 of investments                           (85,980)        (27,655)        (22,137)             --          (6,124)
Change in unrealized appreciation
 (depreciation) of investments              1,769          10,241          12,519              --           1,325
                                     ----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (87,228)         (1,889)        (10,194)            668          (4,839)
                                     ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        12,590          11,455           4,417         134,454           3,746
Net transfer (to) from affiliate
 and subaccounts                          (17,224)          1,659          16,239         (64,194)        (14,015)
Payments for redemptions                  (30,881)        (20,860)         (8,495)       (171,434)           (573)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (283)           (246)            (97)           (694)            (41)
Annuity payout reserve adjustment             (85)             20               9              (2)             --
                                     ----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                          (35,883)         (7,972)         12,073        (101,870)        (10,883)
                                     ----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                 (123,111)         (9,861)          1,879        (101,202)        (15,722)
CONTRACT OWNERS' EQUITY
Beginning of period                       301,954         189,533          73,168         407,513          15,722
                                     ----------------------------------------------------------------------------
End of period                             178,843         179,672          75,047         306,311              --
                                     ============================================================================

                                                     Scudder Variable Series II
                                     ------------------------------------------------------------
                                        Scudder        Scudder         Scudder
                                         Small        Strategic      Technology     Scudder Total
                                      Cap Growth        Income         Growth           Return
                                      Subaccount      Subaccount     Subaccount       Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (1,615)            152          (2,227)          7,787
Net realized gain (loss) on sale
 of investments                           (54,429)            381         (28,246)        (67,376)
Change in unrealized appreciation
 (depreciation) of investments              1,841           1,226         (54,303)        (29,917)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (54,203)          1,759         (84,776)        (89,506)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        16,468           2,287          20,336          21,722
Net transfer (to) from affiliate
 and subaccounts                           (3,665)         10,038          (1,847)        (18,531)
Payments for redemptions                  (10,774)           (956)         (5,157)        (63,771)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (223)            (55)           (533)           (537)
Annuity payout reserve adjustment             (13)              1              12            (331)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            1,793          11,315          12,811         (61,448)
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (52,410)         13,074         (71,965)       (150,954)
CONTRACT OWNERS' EQUITY
Beginning of period                       152,535          11,499         217,589         566,980
                                     ------------------------------------------------------------
End of period                             100,125          24,573         145,624         416,026
                                     ============================================================

(a)  For the period (cessation of operations):  January 1, 2002 - November 1,
2002

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                             Scudder Variable Series II
                                     ----------------------------------------------------------------------------
                                       SVS Davis     SVS Dreman      SVS Dreman       SVS Dreman      SVS Eagle
                                        Venture       Financial      High Return      Small Cap     Focused Large
                                         Value        Services         Equity           Value         Cap Growth
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     ----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (1,393)           (341)           (398)         (1,515)           (595)
Net realized gain (loss) on sale
 of investments                            (2,338)            580          (1,747)          3,050          (3,402)
Change in unrealized appreciation
 (depreciation) of investments            (17,214)         (6,584)        (71,516)        (28,127)        (11,050)
                                     ----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (20,945)         (6,345)        (73,661)        (26,592)        (15,047)
                                     ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        31,773           9,510          76,138          27,923          11,203
Net transfer (to) from affiliate
 and subaccounts                           18,412           4,625          47,150          42,493           7,710
Payments for redemptions                   (3,070)         (2,684)        (12,194)         (8,253)         (1,073)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (327)           (164)           (930)           (355)           (125)
Annuity payout reserve adjustment               2              --               1             (44)             --
                                     ----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           46,790          11,287         110,165          61,764          17,715
                                     ----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   25,845           4,942          36,504          35,172           2,668
CONTRACT OWNERS' EQUITY
Beginning of period                        87,458          51,630         280,449         113,881          37,898
                                     ----------------------------------------------------------------------------
End of period                             113,303          56,572         316,953         149,053          40,566
                                     ============================================================================

                                                      Scudder Variable Series II
                                     ------------------------------------------------------------
                                       SVS Focus                    SVS INVESCO       SVS Janus
                                         Value                         Dynamic         Growth
                                       + Growth     SVS Index 500      Growth         and Income
                                      Subaccount      Subaccount     Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (375)         (1,362)           (274)           (884)
Net realized gain (loss) on sale
 of investments                            (7,198)        (11,328)         (1,184)         (5,257)
Change in unrealized appreciation
 (depreciation) of investments             (7,620)        (30,105)         (6,540)        (21,939)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (15,193)        (42,795)         (7,998)        (28,080)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         5,423          44,667           6,389          26,252
Net transfer (to) from affiliate
 and subaccounts                            1,430           3,595             668           5,302
Payments for redemptions                   (4,206)         (3,950)           (410)         (3,705)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (89)           (442)            (58)           (327)
Annuity payout reserve adjustment              19               1              --              (2)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,577          43,871           6,589          27,520
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (12,616)          1,076          (1,409)           (560)
CONTRACT OWNERS' EQUITY
Beginning of period                        51,810         145,352          19,666         105,768
                                     ------------------------------------------------------------
End of period                              39,194         146,428          18,257         105,208
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                              Scudder Variable Series II
                                     --------------------------------------------
                                       SVS Janus        SVS Oak      SVS Turner
                                        Growth         Strategic       Mid Cap
                                     Opportunities      Equity         Growth
                                      Subaccount      Subaccount     Subaccount
                                     --------------------------------------------
OPERATIONS
Net investment income (loss)                (1,200)          (488)           (677)
Net realized gain (loss) on sale
 of investments                             (6,881)        (3,441)         (2,235)
Change in unrealized appreciation
 (depreciation) of investments             (25,884)       (15,438)        (17,485)
                                     --------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (33,965)       (19,367)        (20,397)
                                     --------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         14,687         11,879          15,286
Net transfer (to) from affiliate
 and subaccounts                             4,545          4,500          11,982
Payments for redemptions                    (3,314)          (946)           (959)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (249)          (100)           (145)
Annuity payout reserve adjustment               --             --              --
                                     --------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            15,669         15,333          26,164
                                     --------------------------------------------
Total increase (decrease) in
 contract owners' equity                   (18,296)        (4,034)          5,767
CONTRACT OWNERS' EQUITY
Beginning of period                         94,012         35,442          40,665
                                     --------------------------------------------
End of period                               75,716         31,408          46,432
                                     ============================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1) Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of eighty-seven subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have fifty-nine subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end, diversified management investment company.

The Scudder Destinations contracts have thirty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred contracts have fifty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the

Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred Plus contracts have fifty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder ZS4 contracts have forty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Archway contracts have fifty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the reported net asset value of the respective portfolios.

Security transactions

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

Net assets allocated to contracts in the annuity payout (period) are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the variable annuity account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003, are as follows (in thousands):

                                                         Purchases       Sales
--------------------------------------------------------------------------------
The Alger American Fund:
Alger American Balanced Subaccount...................  $      11,427  $    6,080
Alger American Growth Subaccount.....................          6,217       3,023
Alger American Leveraged AllCap Subaccount...........          9,254       4,992
Alger American MidCap Growth Subaccount..............         12,611       1,724
Alger American Small Capitalization Subaccount.......          4,898       3,077

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount.......         11,254       3,771
American Century VP Value Subaccount.................          5,651       3,750

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount......         12,791       9,215
Credit Suisse Trust Global Post-Venture Capital
 Subaccount..........................................          3,546       2,462

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount...................         22,641      11,071

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount.......          1,709       2,067

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount...........            254           4

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount................          4,235       1,109
Fidelity VIP Contrafund Subaccount...................          9,494       6,525
Fidelity VIP Equity Income Subaccount................         13,697       5,746
Fidelity VIP Growth Subaccount.......................          5,841      10,424
Fidelity VIP Index 500 Subaccount....................         11,298      16,977

                                                         Purchases       Sales
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount......  $       2,786  $      169
Franklin Small Cap Value Securities Subaccount.......            352          11
Franklin Strategic Income Securities Subaccount......          2,093         600
Franklin U.S. Government Subaccount..................         12,058         504
Franklin Zero Coupon 2010 Subaccount.................         13,660       2,980
Mutual Discovery Securities Subaccount...............          1,442         129
Mutual Shares Securities Subaccount..................            860          31
Templeton Developing Markets Securities Subaccount...          4,938       3,973

ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount...................          2,393       2,615

ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount............          1,225       1,381

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financials Services Subaccount...........            599         134
INVESCO VIF-Health Sciences Subaccount...............          1,011          42
INVESCO VIF-Real Estate Opportunity Subaccount.......          1,428         251
INVESCO VIF-Utilities Subaccount.....................          7,425       5,082

J.P. Morgan Series Trust II:
JPMorgan International Opportunities Subaccount......         16,741         901
JPMorgan MidCap Value Subaccount.....................          1,283          66
JPMorgan Small Company Subaccount....................          3,072       4,047

Janus Aspen Series:
Janus Aspen Balanced Subaccount......................          9,877      27,602
Janus Aspen Capital Appreciation Subaccount..........            137         197
Janus Aspen Growth Subaccount........................          9,243      53,683
Janus Aspen Growth and Income Subaccount.............            140      41,199
Janus Aspen Mid Cap Growth Subaccount................          2,498      14,092
Janus Aspen Worldwide Growth Subaccount..............         12,995      37,626
Janus Aspen Mid Cap Value (Perkins) Subaccount.......            582         250
Janus Aspen Small Cap Value (Bay Isle) Subaccount....            917          95

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount.............            374          94
Oppenheimer Capital Appreciation Subaccount..........          1,555         104
Oppenheimer Global Securities Subaccount.............          7,476         923
Oppenheimer High Income Subaccount...................          1,418         678
Oppenheimer Main Street Subaccount...................          2,782       1,465
Oppenheimer Main Street Small Cap Subaccount.........          3,102         170
Oppenheimer Strategic Bond Subaccount................          1,373          70

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount........................             56          46
PIMCO Low Duration Subaccount........................             28          45

Scudder Variable Series I:
Scudder 21/st/ Century Growth Subaccount.............          8,644       7,980
Scudder Bond Subaccount..............................          7,424      16,226
Scudder Capital Growth Subaccount....................          7,119       3,982

                                                         Purchases       Sales
--------------------------------------------------------------------------------
Scudder Variable Series I (continued):
Scudder Global Discovery Subaccount..................  $       9,675  $    7,099
Scudder Growth and Income Subaccount.................          5,278       4,986
Scudder Health Sciences Subaccount...................         11,143       4,219
Scudder International Subaccount.....................         66,697      78,115
Scudder Money Market Subaccount......................            109           6

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount.................         13,367      14,787
Scudder Blue Chip Subaccount.........................         45,797      18,136
Scudder Contrarian Value Subaccount..................         19,212      17,349
Scudder Fixed Income Subaccount......................         25,524      27,726
Scudder Global Blue Chip Subaccount..................          4,133       2,720
Scudder Government Securities Subaccount.............         38,395     106,208
Scudder Growth Subaccount............................         44,824      34,905
Scudder High Income Subaccount.......................        111,830      84,879
Scudder International Select Equity Subaccount.......         25,432      24,300
Scudder Money Market Subaccount......................        253,531     377,863
Scudder Small Cap Growth Subaccount..................         36,540      28,547
Scudder Strategic Income Subaccount..................         29,029      26,988
Scudder Technology Growth Subaccount.................         27,406      67,756
Scudder Total Return Subaccount......................         27,958      60,188
SVS Davis Venture Value Subaccount...................         21,904       8,017
SVS Dreman Financial Services Subaccount.............          8,326       7,148
SVS Dreman High Return Equity Subaccount.............         46,693      23,843
SVS Dreman Small Cap Value Subaccount................         52,658      36,898
SVS Eagle Focused Large Cap Growth Subaccount........         10,654       3,509
SVS Focus Value + Growth Subaccount..................          8,185       6,149
SVS Index 500 Subaccount.............................         50,341      34,712
SVS INVESCO Dynamic Growth Subaccount................          3,791       2,244
SVS Janus Growth and Income Subaccount...............         10,849      13,533
SVS Janus Growth Opportunities Subaccount............          6,055      11,106
SVS MFS Strategic Value Subaccount...................             26          --
SVS Oak Strategic Equity Subaccount..................         17,492       5,310
SVS Turner Mid Cap Growth Subaccount.................         18,321       3,777

Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount............             15          --

(4) Expenses and Related Party Transactions

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

          Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.
          Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.
          Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.
          Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.
          Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.
          Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.
          Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.
          Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.
          Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc., formerly a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account. During September, 2003, this subsidiary was acquired by Banc One Insurance Holdings, Inc.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2003 and 2002, were as follows (in thousands):

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
The Alger American Fund:
Alger American Balanced Subaccount
2003                                                                3,480            2,994            486
2002                                                                8,101            6,141          1,960
Alger American Growth Subaccount
2003                                                                  260              169             91
2002                                                                  252              230             22
Alger American Leveraged AllCap Subaccount
2003                                                                3,533            2,750            783
2002                                                                5,885            5,717            168
Alger American MidCap Growth Subaccount
2003                                                                  616              174            442
2002                                                                  355              145            210
Alger American Small Capitalization Subaccount
2003                                                                  277              185             92
2002                                                                1,207            1,152             55
American Century VP Income & Growth Subaccount
2003                                                                2,437            1,126          1,311
2002                                                                3,313            1,248          2,065
American Century VP Value Subaccount
2003                                                                1,340            1,076            264
2002                                                                3,896            3,325            571

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2003                                                                2,183            1,800            383
2002                                                                3,173            2,529            644
Credit Suisse Trust Global Post-Venture Capital Subaccount
2003                                                                  992              838            154
2002                                                                1,494            1,090            404

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount
2003                                                                4,629            3,546          1,083
2002                                                                9,897            7,000          2,897

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Subaccount
2003                                                                  469              502            (33)
2002                                                                1,052              941            111

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2003                                                                   21                1             20
2002                                                                  N/A              N/A            N/A

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2003                                                                  221               89            132
2002                                                                  102              133            (31)
Fidelity VIP Contrafund Subaccount
2003                                                                  743              607            136
2002                                                                  885              959            (74)
Fidelity VIP Equity Income Subaccount
2003                                                                  762              458            304
2002                                                                  930              744            186
Fidelity VIP Growth Subaccount
2003                                                                  408              511           (103)
2002                                                                  630              673            (43)
Fidelity VIP Index 500 Subaccount
2003                                                                  213              274            (61)
2002                                                                  345              492           (147)

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2003                                                                  245               16            229
2002                                                                  N/A              N/A            N/A
Franklin Small Cap Value Securities Subaccount
2003                                                                   30                2             28
2002                                                                  N/A              N/A            N/A
Franklin Strategic Income Securities Subaccount
2003                                                                  218               74            144
2002                                                                  N/A              N/A            N/A

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Franklin Templeton Variable Insurance Products Trust
(continued):
Franklin U.S. Government Subaccount
2003                                                                1,288              125          1,163
2002                                                                  N/A              N/A            N/A
Franklin Zero Coupon 2010 Subaccount
2003                                                                1,468              412          1,056
2002                                                                  N/A              N/A            N/A
Mutual Discovery Securities Subaccount
2003                                                                  131               14            117
2002                                                                  N/A              N/A            N/A
Mutual Shares Securities Subaccount
2003                                                                   82                6             76
2002                                                                  N/A              N/A            N/A
Templeton Developing Markets Securities Subaccount
2003                                                                  428              349             79
2002                                                                    1                1             --

ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
2003                                                                  374              408            (34)
2002                                                                  611              517             94

ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2003                                                                  109              123            (14)
2002                                                                  119              134            (15)

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financial Services Subaccount
2003                                                                   55               13             42
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Health Sciences Subaccount
2003                                                                   96                7             89
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Real Estate Opportunity Subaccount
2003                                                                  130               32             98
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Utilities Subaccount
2003                                                                1,954            1,580            374
2002                                                                3,431            2,797            634

J.P. Morgan Series Trust II:
JPMorgan International Opportunities Subaccount
2003                                                                1,579              159          1,420
2002                                                                  N/A              N/A            N/A
JPMorgan MidCap Value Subaccount
2003                                                                  116                9            107
2002                                                                  N/A              N/A            N/A
JPMorgan Small Company Subaccount
2003                                                                  365              446            (81)
2002                                                                1,358            1,361             (3)

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2003                                                                  946            1,660           (714)
2002                                                                1,558            1,828           (270)
Janus Aspen Capital Appreciation Subaccount
2003                                                                  104              110             (6)
2002                                                                  389              438            (49)
Janus Aspen Growth Subaccount
2003                                                                1,710            7,361         (5,651)
2002                                                                3,899            6,593         (2,694)
Janus Aspen Growth and Income Subaccount
2003                                                                  250            3,970         (3,720)
2002                                                                1,719            2,983         (1,264)
Janus Aspen Mid Cap Growth Subaccount
2003                                                                  547            1,137           (590)
2002                                                                1,452            1,536            (84)
Janus Aspen Worldwide Growth Subaccount
2003                                                                1,327            2,328         (1,001)
2002                                                                2,958            3,921           (963)
Janus Aspen Mid Cap Value (Perkins) Subaccount
2003                                                                   51               22             29
2002                                                                  N/A              N/A            N/A
Janus Aspen Small Cap Value (Bay Isle) Subaccount
2003                                                                   79               11             68
2002                                                                  N/A              N/A            N/A

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2003                                                                   34               10             24
2002                                                                  N/A              N/A            N/A
Oppenheimer Capital Appreciation Subaccount
2003                                                                  143               16            127
2002                                                                  N/A              N/A            N/A
Oppenheimer Global Securities Subaccount
2003                                                                  618              101            517
2002                                                                  N/A              N/A            N/A
Oppenheimer High Income Subaccount
2003                                                                  140               69             71
2002                                                                  N/A              N/A            N/A
Oppenheimer Main Street Subaccount
2003                                                                  250              131            119
2002                                                                  N/A              N/A            N/A
Oppenheimer Main Street Small Cap Subaccount
2003                                                                  273               32            241
2002                                                                  N/A              N/A            N/A
Oppenheimer Strategic Bond Subaccount
2003                                                                  138               11            127
2002                                                                  N/A              N/A            N/A

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2003                                                                   18               18             --
2002                                                                   85              102            (17)
PIMCO Low Duration Subaccount
2003                                                                   12               13             (1)
2002                                                                   43               48             (5)

Scudder Variable Series I:
Scudder 21/st/ Century Growth Subaccount
2003                                                                3,776            3,526            250
2002                                                                6,334            4,741          1,593
Scudder Bond Subaccount
2003                                                                1,233            2,394         (1,161)
2002                                                                2,094            1,714            380
Scudder Capital Growth Subaccount
2003                                                                1,812            1,409            403
2002                                                                3,382            2,693            689
Scudder Global Discovery Subaccount
2003                                                                2,329            2,053            276
2002                                                                4,749            4,168            581
Scudder Growth and Income Subaccount
2003                                                                1,663            1,630             33
2002                                                                4,972            4,320            652
Scudder Health Sciences Subaccount
2003                                                                3,005            2,178            827
2002                                                                6,424            4,414          2,010
Scudder International Subaccount
2003                                                               13,719           14,837         (1,118)
2002                                                              140,500          138,139          2,361
Scudder Money Market Subaccount
2003                                                                   30               21              9
2002                                                                    4                7             (3)

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount
2003                                                                2,528            2,683           (155)
2002                                                                3,397            3,326             71
Scudder Blue Chip Subaccount
2003                                                               10,002            7,921          2,081
2002                                                                8,421            9,032           (611)
Scudder Contrarian Value Subaccount
2003                                                                7,157           10,504         (3,347)
2002                                                               13,582           17,038         (3,456)
Scudder Fixed Income Subaccount
2003                                                                9,676           10,497           (821)
2002                                                               14,398           12,146          2,252
Scudder Global Blue Chip Subaccount
2003                                                                1,156              983            173
2002                                                                2,641            2,176            465

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Scudder Variable Series II (continued):
Scudder Government Securities Subaccount
2003                                                               13,489           26,194        (12,705)
2002                                                               38,240           29,363          8,877
Scudder Growth Subaccount
2003                                                               12,424           13,391           (967)
2002                                                                8,300           19,296        (10,996)
Scudder High Income Subaccount
2003                                                               27,103           27,420           (317)
2002                                                               27,915           32,435         (4,520)
Scudder International Select Equity Subaccount
2003                                                               13,066           16,291         (3,225)
2002                                                               15,466           18,269         (2,803)
Scudder Money Market Subaccount
2003                                                              104,819          124,973        (20,154)
2002                                                            1,059,200        1,133,637        (74,437)
Scudder New Europe Subaccount
2003                                                                  N/A              N/A            N/A
2002                                                                3,192            5,583         (2,391)
Scudder Small Cap Growth Subaccount
2003                                                               15,834           16,275           (441)
2002                                                               49,142           53,749         (4,607)
Scudder Strategic Income Subaccount
2003                                                                4,883            4,809             74
2002                                                                3,920            3,094            826
Scudder Technology Growth Subaccount
2003                                                               16,912           19,159         (2,247)
2002                                                               15,587           13,042          2,545
Scudder Total Return Subaccount
2003                                                                7,648           17,012         (9,364)
2002                                                               10,317           26,363        (16,046)
SVS Davis Venture Value Subaccount
2003                                                                6,286            4,610          1,676
2002                                                               16,239           11,039          5,200
SVS Dreman Financial Services Subaccount
2003                                                                2,082            2,000             82
2002                                                                4,811            3,805          1,006
SVS Dreman High Return Equity Subaccount
2003                                                               12,371           10,537          1,834
2002                                                               30,845           21,435          9,410
SVS Dreman Small Cap Value Subaccount
2003                                                               15,080           19,233         (4,153)
2002                                                               39,866           29,945          9,921
SVS Eagle Focused Large Cap Growth Subaccount
2003                                                                2,834            1,780          1,054
2002                                                                5,982            3,933          2,049
SVS Focus Value + Growth Subaccount
2003                                                                2,966            4,452         (1,486)
2002                                                                5,198            7,614         (2,416)
SVS Index 500 Subaccount
2003                                                               14,167           11,816          2,351
2002                                                               26,664           21,122          5,542

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Scudder Variable Series II (continued):
SVS INVESCO Dynamic Growth Subaccount
2003                                                                1,367            1,131            236
2002                                                                3,274            2,456            818
SVS Janus Growth and Income Subaccount
2003                                                                6,404            6,614           (210)
2002                                                               15,764           12,010          3,754
SVS Janus Growth Opportunities Subaccount
2003                                                                5,111            5,955           (844)
2002                                                               12,792           10,114          2,678
SVS MFS Strategic Value Subaccount
2003                                                                    2               --              2
2002                                                                  N/A              N/A            N/A
SVS Oak Strategic Equity Subaccount
2003                                                                5,391            3,217          2,174
2002                                                                8,384            6,072          2,312
SVS Turner Mid Cap Growth Subaccount
2003                                                                4,798            2,794          2,004
2002                                                                8,766            5,468          3,298
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
2003                                                                    1               --              1
2002                                                                  N/A              N/A            N/A

(6) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the three years in the period ended December 31, 2003, follows.

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
The Alger American Fund:
Alger American Balanced Subaccount:
2003                                           10,651  $ 10.397  $ 11.306  $  110,755        2.05%   1.40%    2.05%  16.35%   17.39%
2002                                           10,165     8.857     9.684      90,036        1.78%   1.40%    2.05%  -5.43%   -0.08%
2001                                            8,205    10.240    10.240      84,021        1.99%   1.40%    1.40%  -3.29%   -3.29%
Alger American Growth Subaccount:
2003                                              536  $ 11.427  $ 46.250  $   23,931         N/A    1.00%    2.25%  32.12%   33.82%
2002                                              445     8.649    34.560      15,059        0.04%   1.00%    3.00% -33.66%   -7.97%
2001                                              423    40.912    52.093      21,732       14.04%   1.00%    3.00% -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2003                                           10,008     7.017    11.567      70,229         N/A    1.40%    2.05%  31.54%   32.87%
2002                                            9,225     5.281     8.763      48,717        0.01%   1.40%    2.05% -34.82%   -4.68%
2001                                            9,057     8.103     8.103      73,387        3.24%   1.40%    1.40% -17.09%  -17.09%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
The Alger American Fund (continued):
Alger American MidCap Growth Subaccount
2003                                              825    13.120    28.931      23,629         N/A    1.00%    2.25%  44.51%   46.33%
2002                                              383     9.079    19.771       7,526         N/A    1.00%    3.00% -30.24%   -1.39%
2001                                              173    28.092    28.342       4,678       33.96%   1.00%    3.00%  -8.01%   -4.13%
Alger American Small Capitalization
Subaccount
2003                                              266    13.156    32.441       6,880         N/A    1.00%    2.25%  39.15%   40.94%
2002                                              174     9.454    23.018       3,316         N/A    1.00%    3.00% -26.96%    2.53%
2001                                              119    16.250    31.513       3,635        0.05%   1.00%    3.00% -30.78%  -13.54%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
Subaccount
2003                                            4,229     6.329    12.086      27,249        1.04%   1.00%    2.25%  26.51%   28.07%
2002                                            2,918     4.947     9.514      14,727        0.53%   1.00%    3.00% -20.99%    1.88%
2001                                              853     6.323     6.395       5,410        0.83%   1.00%    3.00%  -9.82%   -8.37%
American Century VP Value Subaccount
2003                                            3,906     7.922    12.205      32,626        0.97%   1.00%    2.25%  26.12%   27.68%
2002                                            3,642     6.224     9.636      23,981        6.91%   1.00%    3.00% -14.55%    1.63%
2001                                            3,071     7.350     7.723      23,380        0.53%   1.00%    3.00%   7.38%   11.70%
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets
Subaccount
2003                                            2,964    10.065    12.167      31,302         N/A    1.00%    2.25%  39.74%   41.46%
2002                                            2,581     7.203     8.660      19,348        0.23%   1.00%    3.00% -13.34%   -4.47%
2001                                            1,937     8.326     8.611      16,663         N/A    1.00%    3.00% -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture
Capital Subaccount
2003                                            2,144     8.338    12.050      17,881         N/A    1.40%    2.05%  44.70%   45.62%
2002                                            1,990     5.725     8.299      11,395         N/A    1.40%    2.05% -35.07%   -8.69%
2001                                            1,586     8.818     8.818      13,982         N/A    1.40%    1.40% -29.62%  -29.62%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2003                                           11,521    11.170    12.639     144,649        0.28%   1.00%    2.25%  14.94%   29.91%
2002                                           10,438     9.522     9.664     100,874        0.33%   1.40%    2.05% -13.70%    1.58%
2001                                            7,541    11.199    11.199      84,453        0.27%   1.40%    1.40%  -4.60%   -4.60%
The Dreyfus Socially Responsible Growth
Fund, Inc.:
Dreyfus Socially Responsible Growth
Subaccount
2003                                            1,698  $  6.585  $ 23.801  $   14,313        0.12%   1.00%    2.25%  23.23%   24.76%
2002                                            1,731     5.299    19.078      11,679        0.23%   1.00%    3.00% -29.93%  -29.65%
2001                                            1,620     7.563    27.119      15,699        0.07%   1.00%    3.00% -23.91%  -16.84%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Dreyfus Variable Investment Fund:
Dreyfus VIF  Small Company Stock
Subaccount (e)
2003                                               20    11.368    13.646         272         N/A    1.00%    2.25%  17.50%   40.84%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2003                                              424    23.072    23.999       9,958        2.71%   1.00%    2.05%  15.61%   16.81%
2002                                              292    19.957    20.546       5,884        4.03%   1.00%    2.80% -10.56%   -9.63%
2001                                              323    22.326    22.736       7,226        5.70%   1.00%    2.80%  -5.40%   -5.05%
Fidelity VIP Contrafund Subaccount
2003                                            2,537    12.007    29.355      72,057        0.43%   1.00%    2.25%  25.62%   27.19%
2002                                            2,401     9.558    23.079      54,054        0.85%   1.00%    3.00% -10.25%    0.22%
2001                                            2,475    19.897    25.714      62,588        3.63%   1.00%    3.00% -13.68%   -5.32%
Fidelity VIP Equity Income Subaccount
2003                                            2,149    11.893    33.046      66,628        1.56%   1.00%    2.25%  27.42%   29.04%
2002                                            1,845     9.334    25.609      44,934        4.04%   1.00%    3.00% -17.77%    0.96%
2001                                            1,659    22.475    31.143      50,216        5.91%   1.00%    3.00%  -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2003                                            1,497    11.962    46.493      65,681        0.27%   1.00%    2.25%  29.88%   31.53%
2002                                            1,600     9.210    35.347      53,797        0.25%   1.00%    3.00% -30.80%    0.59%
2001                                            1,643    33.204    51.078      81,527        6.97%   1.00%    3.00% -19.03%  -13.14%
Fidelity VIP Index 500 Subaccount
2003                                              879    11.875   134.882     115,587        1.34%   1.00%    2.25%  25.28%   27.14%
2002                                              940     9.460   106.090      97,664        1.24%   1.00%    3.00% -23.02%    1.56%
2001                                            1,087   127.922    137.84     146,877        1.10%   1.00%    3.00% -13.75%   -9.67%
Franklin Templeton Variable Insurance
Products Trust:
Franklin Rising Dividends Securities
Subaccount (f)
2003                                              229    12.104    12.183       2,783        0.40%   1.00%    2.25%  21.85%   23.05%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin Small Cap Value Securities
Subaccount (f)
2003                                               28    13.141    13.227         376        0.00%   1.00%    2.25%  29.22%   30.49%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin Strategic Income Securities
Subaccount (f)
2003                                              144    10.833    10.904       1,571        0.19%   1.00%    2.25%  17.46%   18.62%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin U.S. Government Subaccount (f)
2003                                            1,163  $  9.938  $ 10.003  $   11,628        0.03%   1.00%    2.25%  -0.04%    0.95%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Franklin Templeton Variable Insurance
Products Trust (continued):
Franklin Zero Coupon 2010 Subaccount (f)
2003                                            1,056     9.919     9.984      10,535        0.03%   1.00%    2.25%   1.13%    2.13%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Mutual Discovery Securities Subaccount (f)
2003                                              117    12.327    12.408       1,447        0.07%   1.00%    2.25%  26.15%   27.40%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Mutual Shares Securities Subaccount (f)
2003                                               76    11.923    12.002         911        0.11%   1.00%    2.25%  22.40%   23.60%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Templeton Developing Markets Securities
Subaccount
2003                                               82    13.164    14.493       1,177        0.17%   1.00%    2.25%  49.66%   51.12%
2002                                                3     8.725     8.725          29         N/A    1.40%    1.40%  -1.53%   -1.53%
2001                                                3     8.860     8.860          30         N/A    1.40%    1.40% -12.68%  -12.68%
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund Subaccount
2003                                              773     6.686     9.661       7,287         N/A    1.00%    2.05%  44.25%   45.75%
2002                                              807     4.635     6.628       5,236         N/A    1.00%    2.80% -11.15%  -10.23%
2001                                              713     7.247     7.384       5,432       21.69%   1.00%    2.80% -11.67%  -11.31%
ING VP Natural Resources Trust:
ING VP  Natural Resources Trust Subaccount
2003                                              228    15.889    16.576       3,684         N/A    1.00%    2.05%  27.91%   29.24%
2002                                              242    12.422    12.826       3,033        0.19%   1.00%    2.80%  -4.06%   -3.07%
2001                                              257    12.958    13.232       3,252         N/A    1.00%    2.80% -17.13%  -16.77%
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financial Services
Subaccount (g)
2003                                               42    12.154    12.234         511        0.39%   1.00%    2.25%  26.76%   28.00%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
INVESCO VIF-Health Sciences Subaccount (g)
2003                                               89    11.776    11.854       1,058         N/A    1.00%    2.25%  24.97%   26.21%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
INVESCO VIF-Real Estate Opportunity
Subaccount (g)
2003                                               98  $ 13.008  $ 13.093  $    1,288        1.40%   1.00%    2.25%  35.77%   37.11%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
INVESCO Variable Investment Funds, Inc.
(continued):
INVESCO VIF-Utilities Subaccount
2003                                            2,012     6.186    11.713      12,532        1.30%   1.00%    2.25%  14.88%   16.02%
2002                                            1,638     5.340     9.919       8,747        0.59%   1.40%    2.05% -21.42%    4.21%
2001                                            1,004     6.796     6.796       6,825        0.92%   1.40%    1.40% -32.30%  -32.30%

J.P. Morgan Series Trust II:
JPMorgan International Opportunities
Subaccount (h)
2003                                            1,420    13.188    13.275      18,835         N/A    1.00%    2.25%  29.53%   30.81%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
JPMorgan MidCap Value Subaccount (h)
2003                                              107    12.246    12.327       1,322         N/A    1.00%    2.25%  26.78%   28.03%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
JPMorgan Small Company Subaccount
2003                                              719    12.228    14.187       9,961         N/A    1.00%    2.25%  32.99%   34.63%
2002                                              800     9.176    10.538       8,265        0.24%   1.00%    3.00% -22.43%    0.82%
2001                                              803    12.972    13.584      10,764        0.03%   1.00%    3.00%  -9.54%   -3.47%

Janus Aspen Series:
Janus Aspen Balanced Subaccount
2003                                            4,946    10.961    29.019     139,284        2.20%   1.00%    2.25%  11.44%   12.92%
2002                                            5,660     9.836    25.699     141,809        2.44%   1.00%    3.00%  -7.37%    0.33%
2001                                            5,930    22.896    27.744     161,184        2.59%   1.00%    3.00%  -6.17%   -4.07%
Janus Aspen Capital Appreciation Subaccount
2003                                              187     8.362     8.362       1,562        0.48%   1.40%    1.40%  18.87%   18.87%
2002                                              193     7.035     7.035       1,356        0.59%   1.40%    1.40% -16.84%  -16.84%
2001                                              242     8.459     8.459       2,043        1.17%   1.40%    1.40% -23.67%  -23.67%
Janus Aspen Growth Subaccount
2003                                            3,904    11.815    22.305      84,379        0.07%   1.00%    2.25%  28.84%   30.43%
2002                                            9,555     7.687    17.102     110,021         N/A    1.00%    3.00% -27.24%  -16.12%
2001                                           12,249    10.607    23.504     189,564        0.25%   1.00%    3.00% -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount (i)
2003                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2002                                            3,720    11.570    11.570      43,040        0.77%   1.40%    1.40% -22.62%  -22.62%
2001                                            4,984    14.953    14.953      74,529        1.32%   1.40%    1.40% -14.57%  -14.57%
Janus Aspen Mid Cap Growth Subaccount
2003                                            2,722    12.534    23.401      62,097         N/A    1.00%    2.25%  32.06%   33.77%
2002                                            3,312     9.491    17.494      56,666         N/A    1.00%    3.00% -28.65%    1.24%
2001                                            3,396    21.725    24.518      81,659         N/A    1.00%    3.00% -40.63%  -23.00%
Janus Aspen Worldwide Growth Subaccount
2003                                            4,891  $ 10.896  $ 28.553  $  136,089        1.06%   1.00%    2.25%  21.20%   22.76%
2002                                            5,892     8.991    23.259     134,031        0.86%   1.00%    3.00% -26.24%   -3.80%
2001                                            6,855    28.344    31.533     212,598        0.45%   1.00%    3.00% -23.77%  -16.33%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Janus Aspen Series (continued):
Janus Aspen Mid Cap Value (Perkins)
Subaccount (i)
2003                                               29    13.307    13.394         395        0.00%   1.00%    2.25%  33.14%   39.04%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Janus Aspen Small Cap Value (Bay Isle)
Subaccount (i)
2003                                               68    13.359    13.447         916         N/A    1.00%    2.25%  38.98%   40.35%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount (j)
2003                                               24    11.941    12.019         292         N/A    1.00%    2.25%  22.68%   23.89%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Capital Appreciation
Subaccount (j)
2003                                              127    12.247    12.327       1,571         N/A    1.00%    2.25%  27.82%   29.08%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Global Securities Subaccount (j)
2003                                              517    14.069    14.161       7,318         N/A    1.00%    2.25%  39.72%   41.10%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer High Income Subaccount (j)
2003                                               71    11.007    11.080         785         N/A    1.00%    2.25%  21.07%   22.27%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Main Street Subaccount (j)
2003                                              119    12.032    12.111       1,435         N/A    1.00%    2.25%  23.66%   24.88%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Main Street Small Cap
Subaccount (j)
2003                                              241    13.639    13.729       3,309         N/A    1.00%    2.25%  41.07%   42.46%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Strategic Bond Subaccount (j)
2003                                              127    10.754    10.825       1,370         N/A    1.00%    2.25%  14.58%   15.71%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2003                                               18  $ 11.943  $ 11.943  $      220        2.79%   1.40%    1.40%   0.86%    0.86%
2002                                               18    11.841    11.841         210        4.34%   1.40%    1.40%   6.68%    6.68%
2001                                               35    11.099    11.099         389        4.37%   1.40%    1.40%   6.77%    6.77%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
PIMCO Variable Insurance Trust (continued):
PIMCO Low Duration Subaccount
2003                                               18    12.110    12.110         214        1.80%   1.40%    1.40%   0.93%    0.93%
2002                                               19    11.998    11.998         231        3.94%   1.40%    1.40%   5.57%    5.57%
2001                                               24    11.366    11.366         278        6.16%   1.40%    1.40%   6.73%    6.73%

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
2003                                            6,040     4.644    11.836      28,050         N/A    1.40%    2.05%  27.77%   29.07%
2002                                            5,790     3.598     9.232      20,833         N/A    1.40%    2.05% -42.07%   -1.78%
2001                                            4,197     6.211     6.211      26,068         N/A    1.40%    1.40% -24.15%  -24.15%
Scudder Bond Subaccount
2003                                            1,053     7.647    12.210       8,499        5.99%   1.00%    2.25%   2.75%    4.02%
2002                                            2,214     7.424    11.785      17,198        6.35%   1.00%    3.00%   5.54%    6.17%
2001                                            1,834     7.034    11.100      13,450        3.25%   1.00%    3.00%   2.42%    5.47%
Scudder Capital Growth Subaccount
2003                                            5,444     8.914    18.155      49,512        0.40%   1.00%    2.25%  23.98%   25.63%
2002                                            5,041     7.124    14.451      36,569        0.35%   1.00%    3.00% -29.89%  -24.13%
2001                                            4,352    10.201    20.611      45,339        9.97%   1.00%    3.00% -20.72%  -14.48%
Scudder Global Discovery Subaccount
2003                                            7,393    13.257    13.753      98,017        0.09%   1.40%    2.05%  45.78%   47.03%
2002                                            7,117     9.017     9.402      64,171         N/A    1.40%    2.05% -17.62%   -6.11%
2001                                            6,536    11.412    11.412      74,591        1.60%   1.40%    1.40% -25.64%  -25.64%
Scudder Growth and Income Subaccount
2003                                            5,799     8.080    11.541      46,914        0.99%   1.40%    2.05%  24.01%   24.99%
2002                                            5,766     6.464     9.274      37,291        1.06%   1.40%    2.05% -24.19%   -0.70%
2001                                            5,114     8.527     8.693      43,629        2.74%   1.40%    1.40% -13.30%  -12.52%
Scudder Health Sciences Subaccount
2003                                            7,059    10.551    14.285      74,488         N/A    1.40%    2.05%  30.54%   31.86%
2002                                            6,232     8.002    10.906      49,863         N/A    1.40%    2.05% -24.16%    1.28%
2001                                            4,222    10.551    10.551      44,542         N/A    1.40%    1.40%   5.51%    5.51%
Scudder International Subaccount
2003                                           11,326     8.005    11.137      92,299        0.76%   1.00%    2.25%  24.94%   26.49%
2002                                           12,444     6.354     8.882      83,409        0.88%   1.00%    3.00% -19.49%  -17.17%
2001                                           10,083     7.892    10.723      82,158       16.43%   1.00%    3.00% -32.11%  -23.44%
Scudder Money Market Subaccount
2003                                               12    10.393    10.721         133        1.23%   1.40%    1.40%  -0.58%    0.82%
2002                                                3    10.308    10.783          30         N/A    1.40%    1.40%   0.09%    1.49%
2001                                                6    10.773    10.773          65        4.26%   1.40%    1.40%   2.41%    2.41%
Scudder Aggressive Growth Subaccount
2003                                            3,915  $  9.066  $ 12.906  $   35,503         N/A    1.40%    2.05%  30.75%   32.29%
2002                                            4,070     6.853     9.837      27,890        0.45%   1.40%    2.05% -27.08%   -1.85%
2001                                            3,999    10.022    10.022      40,084        0.85%   1.40%    1.40% -22.84%  -22.84%
Scudder Blue Chip Subaccount
2003                                           18,296     1.126    11.690     137,127        0.70%   1.25%    2.05%  24.22%   25.68%
2002                                           16,215     0.896     9.379      78,102        0.40%   1.25%    2.05% -23.08%   -3.11%
2001                                           16,826     1.164     9.680      97,162        0.36%   1.25%    1.40% -16.97%  -16.86%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II:
Scudder Contrarian Value Subaccount
2003                                           32,630     1.946    11.965     149,054        1.80%   1.00%    2.05%  29.54%   31.28%
2002                                           35,977     1.484     9.162     113,597        1.57%   1.00%    2.80% -16.69%  -16.05%
2001                                           39,433     1.799    10.913     128,715        1.50%   1.00%    2.80%   0.46%    0.85%
Scudder Fixed Income Subaccount
2003                                           16,883     1.233    12.556      98,747        3.70%   1.00%    2.25%   2.65%    4.09%
2002                                           17,704     1.188    12.110      99,482        3.12%   1.00%    3.00%   5.63%    6.52%
2001                                           15,452     1.135    11.369      64,981        3.41%   1.00%    3.00%   2.24%    4.66%
Scudder Global Blue Chip Subaccount
2003                                            2,918    10.609    11.817      30,965        0.34%   1.40%    2.05%  26.38%   27.35%
2002                                            2,745     8.331     9.319      22,865        0.65%   1.40%    2.05% -10.43%   -7.08%
2001                                            2,280    10.029    10.029      22,866        2.07%   1.40%    1.40%   1.40%    1.40%
Scudder Government Securities Subaccount
2003                                           37,820     1.287    12.784     163,000        5.36%   1.00%    2.25%  -0.22%    1.24%
2002                                           50,525     1.275    12.676     237,363        3.09%   1.00%    3.00%   5.67%    6.56%
2001                                           41,648     1.218    11.896     160,645        3.48%   1.00%    3.00%   3.52%    6.64%
Scudder Growth Subaccount
2003                                           53,620     1.675    11.517     239,685        0.12%   1.00%    2.25%  21.70%   23.48%
2002                                           54,587     1.360     9.431     178,843         N/A    1.00%    3.00% -30.28%    0.73%
2001                                           65,583     1.951     8.272     302,393        8.78%   1.00%    3.00% -23.67%  -14.32%
Scudder High Income Subaccount
2003                                           40,437     0.957    12.499     235,030        8.06%   1.00%    2.25%  21.65%   23.39%
2002                                           40,754     0.778    10.239     179,672        9.68%   1.00%    3.00%  -2.50%    5.29%
2001                                           45,274     0.805     9.271     189,316       11.65%   1.00%    3.00%  -2.72%    1.61%
Scudder International Select Equity
Subaccount
2003                                           33,625     1.667    11.710      96,753        1.12%   1.00%    2.05%  26.83%   28.54%
2002                                           36,850     1.299     9.202      75,047        0.42%   1.00%    2.80% -15.22%   -1.69%
2001                                           39,653     1.547     7.918      72,774       16.11%   1.00%    2.80% -25.53%  -25.18%
Scudder Money Market Subaccount
2003                                           34,208     0.984    12.143     181,973        0.77%   1.00%    2.25%  -1.50%    0.72%
2002                                           54,362     0.990    12.056     306,311        1.39%   1.00%    3.00%  -0.86%    1.36%
2001                                          128,799     1.008    11.894     407,432        3.31%   1.00%    3.00%   0.94%    3.85%
Scudder New Europe Subaccount
2003                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2002                                               --       N/A       N/A         N/A        2.29%   1.40%    1.40%    N/A      N/A
2001                                            2,391     6.576     6.576      15,722        1.33%   1.40%    1.40% -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2003                                           44,561  $  1.072  $ 12.586  $  141,216         N/A    1.00%    2.25%  29.85%   31.63%
2002                                           45,002     0.817     9.660     100,125         N/A    1.00%    3.00% -34.93%    1.94%
2001                                           49,609     1.267     9.348     152,170       12.86%   1.00%    3.00% -32.12%  -16.19%
Scudder Strategic Income Subaccount
2003                                            2,474     1.282    12.239      28,082        1.47%   1.25%    2.05%   5.43%    6.52%
2002                                            2,400     1.204    11.507      24,573        2.28%   1.25%    1.40%   9.77%    9.93%
2001                                            1,574     1.095    10.483      11,501        0.61%   1.25%    1.40%   3.78%    3.92%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II (continued):
Scudder Technology Growth Subaccount
2003                                           25,760     0.835    13.392     153,801         N/A    1.00%    2.25%  43.25%   45.15%
2002                                           28,007     0.575     9.317     145,624        0.11%   1.00%    3.00% -36.79%    2.62%
2001                                           25,462     0.920     9.079     217,576        0.18%   1.00%    3.00% -33.63%   -7.58%
Scudder Total Return Subaccount
2003                                           74,476     1.892    11.138     440,847        3.06%   1.00%    2.25%  15.19%   16.77%
2002                                           83,840     1.624     9.636     416,026        2.89%   1.00%    3.00% -16.22%   -9.23%
2001                                           99,886     1.939    10.615     566,841        6.75%   1.00%    3.00%  -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2003                                           16,169    10.008    12.301     161,895        0.48%   1.40%    2.05%  26.82%   28.05%
2002                                           14,493     7.816     9.666     113,303        0.15%   1.40%    2.05% -16.95%    1.47%
2001                                            9,293     9.412     9.412      87,458         N/A    1.40%    1.40%  -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2003                                            5,779    11.968    12.548      72,507        1.40%   1.40%    2.05%  25.16%   26.37%
2002                                            5,697     9.562     9.930      56,572        0.88%   1.40%    2.05%  -9.78%   -0.02%
2001                                            4,691    11.006    11.006      51,630        0.97%   1.40%    1.40%  -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2003                                           34,882    12.230    12.479     435,250        1.88%   1.40%    2.05%  28.85%   30.11%
2002                                           33,048     9.436     9.591     316,953        1.39%   1.40%    2.05% -19.17%   -1.19%
2001                                           23,638    11.674    11.865     280,450        0.60%   1.40%    1.40%  -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2003                                           39,751     1.553    13.660     222,551        2.27%   1.00%    2.25%  34.84%   40.63%
2002                                           43,904     1.116     8.945     149,053        0.41%   1.00%    2.80% -13.13%  -12.10%
2001                                           33,983     1.285    10.177     113,833         N/A    1.00%    2.80%  16.04%   16.49%
SVS Eagle Focused Large Cap Growth
Subaccount
2003                                            7,149     8.302    11.339      59,386         N/A    1.40%    2.05%  23.61%   24.79%
2002                                            6,095     6.652     9.142      40,566         N/A    1.40%    2.05% -28.35%   -2.40%
2001                                            4,046     9.367     9.367      37,898         N/A    1.40%    1.40% -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2003                                           14,973     1.451    12.183      53,599        0.77%   1.00%    2.05%  29.63%   31.35%
2002                                           16,459     1.106     9.366      39,194        0.56%   1.00%    2.80% -27.38%   -4.81%
2001                                           18,875     1.538     9.839      51,767        6.41%   1.00%    2.80% -15.56%  -15.21%
SVS Index 500 Subaccount
2003                                           25,469     7.991    11.868     203,544        1.05%   1.40%    2.05%  25.01%   26.16%
2002                                           23,118     6.334     9.461     146,428        0.55%   1.40%    2.05% -23.41%    1.62%
2001                                           17,576     8.270     8.270     145,352        0.29%   1.40%    1.40% -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2003                                            3,310  $  7.939  $ 12.753  $   26,296         N/A    1.40%    2.05%  32.54%   33.66%
2002                                            3,074     5.940     9.589      18,257         N/A    1.40%    2.05% -31.87%    4.47%
2001                                            2,256     8.718     8.718      19,666         N/A    1.40%    1.40% -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2003                                           17,467     7.331    11.302     128,062        0.70%   1.40%    2.05%  21.46%   22.66%
2002                                           17,677     5.952     9.235     105,208        0.66%   1.40%    2.05% -21.65%   -0.56%
2001                                           13,923     7.597     7.597     105,768        0.42%   1.40%    1.40% -13.50%  -13.50%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II (continued):
SVS Janus Growth Opportunities Subaccount
2003                                           16,951     5.318    11.920      90,163         N/A    1.40%    2.05%  23.71%   24.99%
2002                                           17,795     4.255     9.603      75,716         N/A    1.40%    2.05% -31.58%    1.35%
2001                                           15,117     6.219     6.219      94,012         N/A    1.40%    1.40% -24.75%  -24.75%
SVS MFS Strategic Value Subaccount (k)
2003                                                2    11.769    11.829          28         N/A    1.70%    2.05%  23.81%   24.24%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
SVS Oak Strategic Equity Subaccount
2003                                            9,193     6.610    13.219      60,811         N/A    1.40%    2.05%  46.14%   47.72%
2002                                            7,019     4.474     9.015      31,408         N/A    1.40%    2.05% -40.57%    1.52%
2001                                            4,707     7.529     7.529      35,442         N/A    1.40%    1.40% -24.71%  -24.71%
SVS Turner Mid Cap Growth Subaccount
2003                                            9,951     8.556    13.753      85,147         N/A    1.40%    2.05%  45.11%   46.45%
2002                                            7,947     5.842     9.446      46,432         N/A    1.40%    2.05% -33.21%    0.48%
2001                                            4,649     8.748     8.748      40,665         N/A    1.40%    1.40% -12.52%  -12.52%

Scudder Investments VIT Funds:
Scudder Real Estate Securities
Subaccount (k)
2003                                                1    12.421    12.449          16         N/A    1.70%    2.05%  24.21%   24.49%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d)  Net Assets equals Contract Owners' Equity.

(e)  For the period (commencement of operations): May 12, 2003 - December 31,
     2003

(f) For the period (commencement of operations): May 6, 2003 - Franklin Rising Dividends Securities Subaccount; May 16, 2003 - Franklin Small Cap Value Securities Subaccount; May 15, 2003 - Franklin Strategic Income Securities Subaccount; May 5, 2003 - Franklin U.S. Government Subaccount; May 12, 2003
     - Franklin Zero Coupon 2010 Subaccount; May 5, 2003 - Mutual Discovery Securities Subaccount and May 15, 2003 - Mutual Shares Securities Subaccount to December 31, 2003.

(g) For the period (commencement of operations): May 2, 2003 - INVESCO VIF - Financial Services Subaccount; May 6, 2003 - INVESCO IVF - Health Sciences Subaccount; May 8, 2003 - INVESCO VIF - Real Estate Opportunity Subaccount to December 31, 2003.

(h) For the period (commencement of operations): June 6, 2003 - JPMorgan International Opportunities Subaccount and May 5, 2003 - JPMorgan MidCap Value Subaccount to December 31, 2003.

(i) For the period (cessation of operations): January 1, 2003 - Janus Aspen Growth and Income Subaccount to March 7, 2003. For the period (commencement of operations): May 12, 2003 - Janus Aspen Mid Cap Value (Perkins) Subaccount and May 28, 2003 - Janus Aspen Small Cap Value (Bay Isle) Subaccount to December 31, 2003.

(j) For the period (commencement of operations): May 15, 2003 - Oppenheimer Aggressive Growth Subaccount; May 6, 2003 - Oppenheimer Capital Appreciation Subaccount; May 12, 2003 - Oppenheimer Global Securities Subaccount; May 2, 2003 - Oppenheimer High Income Subaccount; May 5, 2003 - Oppenheimer Main Street Subaccount; May 9, 2003 - Oppenheimer Main Street Small Cap Subaccount and May 9, 2003 - Oppenheimer Strategic Bond Subaccount to December 31, 2003.

(k) For the period (cessation of operations): January 1, 2002 - Scudder New Europe Subaccount to November 1, 2002. For the period (commencement of operations): June 12, 2003 - SVS MFS Strategic Value Subaccount and July 11, 2003 - Scudder VIT Real Estate Subaccount to December 31, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of January 1, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 26, 2004

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                  December 31, December 31,
                                                                                      2003         2002
                                                                                  ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2003, $627,793; December 31, 2002, $3,313,920)................. $   619,055  $ 3,420,773
   Equity securities (cost: December 31, 2003, $2,458; December 31, 2002
     $52,627)....................................................................       2,774       58,615
   Short-term investments........................................................      55,098           --
   Joint venture mortgage loans..................................................       7,417      114,061
   Third-party mortgage loans....................................................      52,955       57,985
   Other real estate-related investments.........................................       5,495        5,645
   Policy loans..................................................................          --      223,888
   Other invested assets.........................................................       2,117        2,491
                                                                                  -----------  -----------
       Total investments.........................................................     744,911    3,883,458
   Cash..........................................................................       7,414       47,436
   Accrued investment income.....................................................      10,475      148,549
   Reinsurance recoverable.......................................................   3,992,659      433,566
   Deferred insurance acquisition costs..........................................     273,307      431,915
   Value of business acquired....................................................          --       53,600
   Other intangible assets.......................................................          --        5,502
   Deferred income taxes.........................................................      88,783       73,228
   Federal income tax receivable.................................................      33,067       11,232
   Modified coinsurance receivable--related party................................     762,480           --
   Other assets and receivables..................................................      71,131       30,420
   Assets held in separate accounts..............................................  15,122,214   13,547,376
                                                                                  -----------  -----------
       Total assets.............................................................. $21,106,441  $18,666,282
                                                                                  ===========  ===========
Liabilities
   Future policy benefits........................................................ $ 4,319,667  $ 4,111,063
   Other policyholder benefits and funds payable.................................     150,092      178,709
   Payable to reinsurers.........................................................      97,573       14,340
   Modified coinsurance payable--related party...................................     758,853           --
   Other accounts payable and liabilities........................................      19,748       91,015
   Liabilities related to separate accounts......................................  15,122,214   13,547,376
                                                                                  -----------  -----------
       Total liabilities.........................................................  20,468,147   17,942,503
                                                                                  -----------  -----------
Commitments and contingent liabilities...........................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
     shares......................................................................       2,500        2,500
   Additional paid-in capital....................................................     841,633      841,633
   Accumulated other comprehensive income (loss).................................     (12,283)      54,009
   Retained deficit..............................................................    (193,556)    (174,363)
                                                                                  -----------  -----------
       Total stockholder's equity................................................     638,294      723,779
                                                                                  -----------  -----------
       Total liabilities and stockholder's equity................................ $21,106,441  $18,666,282
                                                                                  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                         ------------------------------
                                                                           2003       2002       2001
                                                                         --------  ---------  ---------
Revenue
   Net investment income................................................ $162,749  $ 228,330  $ 269,419
   Realized investment gains (losses)...................................   84,632       (779)    20,660
   Premium income (loss)................................................   (1,072)     1,002        486
   Separate account fees and charges....................................   83,364    110,013     70,993
   Broker-dealer commission revenue.....................................   18,671     28,452     25,996
   Other income.........................................................    7,942     13,744     10,743
                                                                         --------  ---------  ---------
       Total revenue....................................................  356,286    380,762    398,297
                                                                         --------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders...................................  114,885    152,945    159,127
   Claims incurred and other policyholder benefits......................   13,562     62,613     21,933
   Taxes, licenses and fees.............................................   (1,832)    19,244     10,714
   Commissions..........................................................   45,049     83,508    154,341
   Broker-dealer commission expense.....................................   18,646     27,953     25,244
   Operating expenses...................................................   31,079     67,474     66,026
   Deferral of insurance acquisition costs..............................  (49,673)   (96,509)  (166,202)
   Amortization of insurance acquisition costs..........................  151,746     34,941     18,052
   Amortization of value of business acquired...........................   56,828     20,751     15,606
   Goodwill impairment..................................................       --    156,511         --
   Amortization of goodwill.............................................       --         --     12,744
   Amortization of other intangible assets..............................      506        759        961
                                                                         --------  ---------  ---------
       Total benefits and expenses......................................  380,796    530,190    318,546
                                                                         --------  ---------  ---------
   Income (loss) before income tax expense (benefit) and cumulative
     effect of accounting change, net of tax............................  (24,510)  (149,428)    79,751
   Income tax expense (benefit).........................................  (15,323)    (2,377)    28,154
                                                                         --------  ---------  ---------
   Net income (loss) before cumulative effect of accounting change, net
     of tax.............................................................   (9,187)  (147,051)    51,597
   Cumulative effect of accounting change, net of tax...................       --    (21,907)        --
                                                                         --------  ---------  ---------
       Net income (loss)................................................ $ (9,187) $(168,958) $  51,597
                                                                         ========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                                   Year Ended December 31,
                                                                                -----------------------------
                                                                                  2003       2002      2001
                                                                                --------  ---------  --------
Net income (loss).............................................................. $ (9,187) $(168,958) $ 51,597
                                                                                --------  ---------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized (losses) on derivatives..........................................   (4,500)    (8,092)   (5,003)
   Unrealized holding gains (losses) on investments............................   (8,060)    88,159    59,158
   Adjustment to value of business acquired....................................   (7,098)    (1,786)   (5,914)
   Adjustment to deferred insurance acquisition costs..........................   (4,121)   (15,344)   (1,050)
                                                                                --------  ---------  --------
       Total unrealized holding gains (losses) on investments arising
         during the period.....................................................  (23,779)    62,937    47,191
                                                                                --------  ---------  --------
Less reclassification adjustments for items included in net income (loss):
   Adjustment for (gains) losses included in realized investment gains
     (losses)..................................................................  124,155     19,394    (9,203)
   Adjustment for amortization of premium on fixed maturities included in
     net investment income (loss)..............................................  (19,044)    (9,400)   (5,732)
   Adjustment for (gains) included in amortization of value of business
     acquired..................................................................  (10,326)      (331)   (1,705)
   Adjustment for (gains) losses included in amortization of insurance
     acquisition costs.........................................................  (23,535)    (4,185)    6,395
                                                                                --------  ---------  --------
       Total reclassification adjustments for items included in net income
         (loss)................................................................   71,250      5,478   (10,245)
                                                                                --------  ---------  --------
Other comprehensive income (loss), before related income tax expense
  (benefit)....................................................................  (95,029)    57,459    57,436
Related income tax expense (benefit)...........................................  (28,737)    20,001     8,167
                                                                                --------  ---------  --------
       Other comprehensive income (loss), net of tax...........................  (66,292)    37,458    49,269
                                                                                --------  ---------  --------
       Comprehensive income (loss)............................................. $(75,479) $(131,500) $100,866
                                                                                ========  =========  ========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                      2003       2002      2001
                                                                   ---------  ---------  --------
Capital stock, beginning and end of period........................ $   2,500  $   2,500  $  2,500
                                                                   ---------  ---------  --------
Additional paid-in capital, beginning of period...................   841,633    804,347   804,347
Capital contributions from parent.................................        --     37,286        --
                                                                   ---------  ---------  --------
   End of period..................................................   841,633    841,633   804,347
                                                                   ---------  ---------  --------
Accumulated other comprehensive income (loss), beginning of period    54,009     16,551   (32,718)
Other comprehensive income (loss), net of tax.....................   (66,292)    37,458    49,269
                                                                   ---------  ---------  --------
   End of period..................................................   (12,283)    54,009    16,551
                                                                   ---------  ---------  --------
Retained deficit, beginning of period.............................  (174,363)    (5,405)  (44,002)
Net income (loss).................................................    (9,187)  (168,958)   51,597
Dividends to parent...............................................   (10,006)        --   (13,000)
                                                                   ---------  ---------  --------
   End of period..................................................  (193,556)  (174,363)   (5,405)
                                                                   ---------  ---------  --------
       Total stockholder's equity................................. $ 638,294  $ 723,779  $817,993
                                                                   =========  =========  ========

         See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (in thousands)

                                                                                                   Year Ended December 31,
                                                                                            -------------------------------------
                                                                                                2003         2002         2001
                                                                                            -----------  -----------  -----------
Cash flows from operating activities
   Net income (loss)....................................................................... $    (9,187) $  (168,958) $    51,597
   Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
      Realized investment (gains) losses...................................................     (84,632)         779      (20,660)
      Interest credited and other charges..................................................     115,647      188,926      169,084
      Deferred insurance acquisition costs, net............................................     102,072      (61,569)    (148,150)
      Amortization of value of business acquired...........................................      56,828       20,751       15,606
      Amortization of goodwill.............................................................          --           --       12,744
      Goodwill impairment..................................................................          --      156,511           --
      Amortization of net discount/premium on investments..................................      19,044        9,400        5,731
      Amortization of other intangible assets..............................................         506          759          961
      Deferred income taxes................................................................      13,182        2,458       16,927
      Net change in current federal income taxes...........................................     (21,835)       2,634       (5,063)
      Benefits and premium taxes due related to separate account business-owned life
       insurance...........................................................................     (37,540)      11,521       (6,392)
      Modified coinsurance receivable......................................................    (762,480)          --           --
      Other policyholder benefits and funds payable........................................     (15,384)       5,441        4,190
      Funds withheld account transfer......................................................          --     (222,500)          --
      Change in premium suspense...........................................................          --      (43,625)      41,938
      Payable to reinsurers................................................................      83,233       15,400       (3,612)
      Modified coinsurance payable.........................................................     758,853           --           --
      Reinsurance with Federal Kemper Life Assurance (FKLA)................................     192,104           --           --
      Other accounts and notes receivable..................................................     (38,772)      (2,522)      (9,817)
      Cumulative effect of accounting change, net of tax...................................          --       21,907           --
      Other, net...........................................................................     (32,831)     (13,116)     (27,579)
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in) operating activities...............................     338,808      (94,122)      97,505
                                                                                            -----------  -----------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
      Fixed maturity securities held to maturity...........................................     185,049      198,824      281,664
      Fixed maturity securities sold prior to maturity.....................................   1,282,052    2,307,588    1,331,168
      Equity securities....................................................................       5,002       17,435           --
      Mortgage loans, policy loans and other invested assets...............................     203,163       76,382       60,495
      Reinsurance with FKLA................................................................   3,192,609           --           --
   Cost of investments purchased or loans originated:
      Fixed maturity securities............................................................  (1,656,619)  (2,757,149)  (1,481,699)
      Equity securities....................................................................          --       (4,244)          --
      Mortgage loans, policy loans and other invested assets...............................     (63,029)     (48,722)     (41,395)
      Investment in subsidiaries...........................................................          --           --       (2,690)
   Short-term investments, net.............................................................     (55,098)     159,105     (143,205)
   Net change in receivable and payable for securities transactions........................      (4,991)      12,928        6,186
   Net change in other assets..............................................................       3,052        2,440        2,248
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in ) investing activities..............................   3,091,190      (35,413)      12,772
                                                                                            -----------  -----------  -----------
Cash flows from financing activities
   Policyholder account balances:
      Deposits.............................................................................     255,383      601,045      680,106
      Withdrawals..........................................................................    (191,392)    (505,674)    (733,521)
   Capital contributions...................................................................          --       37,286           --
   Dividends paid to stockholders..........................................................     (10,006)          --      (13,000)
   Cash overdrafts.........................................................................       6,110      (13,060)     (20,589)
   Reinsurance with FKLA...................................................................  (3,530,115)          --           --
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in) financing activities...............................  (3,470,020)     119,597      (87,004)
                                                                                            -----------  -----------  -----------
         Net increase (decrease) in cash...................................................     (40,022)      (9,938)      23,273
Cash, beginning of period..................................................................      47,436       57,374       34,101
                                                                                            -----------  -----------  -----------
Cash, end of period........................................................................ $     7,414  $    47,436  $    57,374
                                                                                            ===========  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company (the "Company") is licensed in the District of Columbia and all states, except New York. Zurich Life Insurance Company of New York ("ZLICONY"), a wholly-owned subsidiary through September 3, 2003, is licensed to conduct business in the State of New York. The Company also owned the PMG group of companies ("PMG") and Investors Brokerage Services, Inc. through September 3, 2003. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. ("ZHCA"), a holding company. ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis through the period ended August 31, 2003. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2002 and 2001 consolidated financial statements in order to conform to the 2003 presentation. The accompanying consolidated financial statements of the Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

  Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. As further discussed in the accompanying notes to consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

  Goodwill and Other Intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 required that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level. As a result of implementation of SFAS 142, the Company recorded an impairment of $21.9 million in the second quarter of 2002. In the following quarter, the Company wrote off the remaining balance of its goodwill asset, $156.5 million, under the direction of the Board of Directors of its indirect, 100% shareholder, ZFS.

   In September 2002, the Board of Directors of ZFS approved a plan designed to improve the profitability of ZFS and its subsidiaries. Under this plan, ZFS considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan was the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to ZFS Board's

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by ZFS' Board of Directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continued to be amortized on a straight-line basis over a ten-year period, until their transfer as part of the Purchase Agreement (see Note 3 of the Notes to Consolidated Financial Statements). As of December 31, 2003, the Company does not have any goodwill or intangible assets on its balance sheet.

  Value of Business Acquired

   The value of business acquired ("VOBA") reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. For the Company, January 4, 1996, the date Kemper was acquired by ZFS, is the VOBA acquisition date. The VOBA is the present value of the actuarially determined projected cash flows for the acquired policies.

   The VOBA is amortized over the estimated contractual life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. During 2003, the remaining balance of the VOBA was amortized in conjunction with the asset transfer resulting from the Bank One Purchase Agreement (see Note 3 below).

   The amortization and accretion of interest for the VOBA acquired for each of the years through December 31, 2003 were as follows:

                                                      Projected
                              Beginning              Accretion of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
               2001..........  $93,185    $(21,394)     $5,788    $77,579
               2002..........   77,579     (24,464)      3,713     56,828
               2003..........   56,828     (58,951)      2,123         --

  Life Insurance Revenue and Expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, amortization of deferred insurance acquisition costs and VOBA.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company also has reinsurance agreements that transfer the investment risk for a portion of the Guaranteed Minimum Death Benefits ("GMDB"s) and Guaranteed Retirement Income Benefits ("GRIB"s) offered in certain variable contracts.

   The Company also enters into reinsurance agreements as the assuming party. These agreements provide a cash flow stream during the term of the agreement and obligate the Company to pay the ceding party according to terms of the agreement.

  Deferred Insurance Acquisition Costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits ("EGPs") on the related contracts and policies. The deferred insurance acquisition costs ("DAC") for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of EGPs, arising principally from projected investment margins, mortality expense margins and surrender charges. DAC related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The DAC for term life insurance products are being amortized over the premium paying period of the policies.

   Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses.

   Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs was deemed necessary, the Company would adjust, as appropriate, the assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

   The overall recoverability of the DAC asset is dependant on the future profitability of the business. The Company monitors aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely monitors its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts are invested in the equity market.

  Future Policy Benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for GMDB in excess of account values. The GRIB was an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB and GMDB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value),

  .  the greatest anniversary value before the exercise (annuitization) date, or

  . purchase payments minus previous withdrawals, accumulated at 5% interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

   Current interest rates credited during the contract accumulation period range from 0.5% to 7.4%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 4.2% to 4.6% over 20 years.

  Impairment Losses on Investments

   Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security, the length of time the security's fair value has been below cost or amortized cost, and by how much, specific credit issues related to the issuer and current economic conditions. Also, the Company estimates the cash flows over the life of purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

   Significant changes in the factors the Company considers when evaluating investments for impairment losses could result in a significant change in impairment losses reported in the consolidated financial statements.

  Valuation Allowances on Mortgage Loans on Real Estate

   The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers and its investment committee. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Significant changes in the factors the Company considers in determining the valuation allowance on mortgage loans on real estate could result in a significant change in the valuation allowance reported in the consolidated financial statements.

  Guaranty Fund Assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2003 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested Assets and Related Income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid principal balance, net of any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of specific security identification on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative and Embedded Derivative Financial Instruments

   Derivative financial instruments include interest rate swaps and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments, ("subject to bifurcation"), are embedded in fixed income securities and equity indexed life and annuity contracts and reinsurance agreements.

   SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively, "the statements") require that all derivatives be recognized on the Consolidated Balance Sheets at fair value.

   Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and liabilities subject to bifurcation is reported in other income.

   Derivatives that are not hedges for accounting purposes must be adjusted to fair value through net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through net income or recognized in accumulated other comprehensive income until the hedged item is recognized in net income.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk. The Company does not currently exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. For the years ended December 31, 2003 and 2002, there was no hedge ineffectiveness.

   The Company designates certain interest rate swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow experience is associated with an existing liability. For hedging instruments utilized as cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income.

   If, subsequent to entering into a hedge transaction, a derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished), the Company may terminate the derivative position. The Company may also terminate derivative instruments as a result of other events or circumstances. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Separate Account Business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Federal Income Taxes

   Beginning with the year ended December 31, 2002, the Company files a consolidated federal income tax return with ZHCA. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

   The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differs from its estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

   A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with no immediate benefit for a taxable loss which is utilized in the current year consolidated return. Intercompany tax balances are settled within thirty days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company's apportioned tax liability in accordance with the tax sharing agreement.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $8.5 million and $2.7 million in 2003 and 2002, respectively, and paid taxes of $19.8 million directly to the United States Treasury Department during 2001.

(3) Sales and Reinsurance Ceded/Assumed

   FKLA. On September 3, 2003 (the "Closing Date" or the "Closing"), the Company transferred portions of its business through a one hundred percent coinsurance arrangement, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, the Company, FKLA, Zurich Life Insurance Company of America ("ZLICA") and Fidelity Life Association, a mutual legal reserve company ("FLA") operated under the trade name "Zurich Life" and were all, except FLA, direct, wholly-owned subsidiaries of Kemper. Following the Closing Date, the Company remains a direct, wholly-owned subsidiary of Kemper.

   These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated May 29, 2003 (the "Purchase Agreement"), among ZHCA, Kemper, the Company, ZFS, Banc One Insurance Holdings, Inc. ("BOIH") and Bank One Corporation ("Bank One"). Under the Purchase Agreement, Kemper, an indirect subsidiary of ZFS, agreed to sell the capital stock of FKLA, ZLICA and Zurich Direct Inc. to BOIH. BOIH also agreed to acquire indirect control of FLA via its acquisition of FKLA which, pursuant to a Management Agreement, directs the day-to-day operations of FLA. BOIH further agreed to acquire control of all

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES the Company's Subsidiaries. "The Company's Subsidiaries" included Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc., ZLICONY, PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. (collectively "PMG").

   Upon the Closing of the transactions contemplated by the Purchase Agreement, including the Coinsurance Agreement, effective as of the Closing (the "Coinsurance Agreement"), the Company ceded to FKLA, and FKLA assumed on a coinsurance basis, 100% of the General Account Liabilities. The "General Account Liabilities" included all of the Company's gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (the "Reinsured Policies"), except for certain retained liabilities. The Reinsured Policies also included certain policies to be written by the Company for a period of twelve months subsequent to the Closing.

   Upon the Closing, the Company also ceded to FKLA, and FKLA assumed on a modified coinsurance basis, a majority of the Separate Account Liabilities. The "Separate Account Liabilities" are all liabilities that were reflected in the Company's separate accounts and that relate to the Reinsured Policies. Pursuant to the modified coinsurance framework under which Separate Account Liabilities are reinsured, ownership of the underlying separate account assets was not transferred to FKLA. At December 31, 2003, the reinsurance recoverable from FKLA was $3.6 billion.

   In consideration of FKLA's assumption of the General Account Liabilities, the Company transferred to FKLA the Transferred Coinsurance Assets, less a Ceding Commission, as described below. "Transferred Coinsurance Assets", as calculated on a statutory accounting basis, were defined as (a)(i) all of the issued and outstanding shares of the Company's Subsidiaries and certain other assets (software, fixtures, equipment, etc.), (ii) certain investment assets and (iii) cash or cash equivalents, having an aggregate market value equal to the amount as of the Closing Date of the General Account Reserves, as defined in the Coinsurance Agreement, plus (b) the Company's interest maintenance reserve as of the Closing Date (excluding interest maintenance reserve as a result of the realization of gain associated with transferring the Transferred Coinsurance Assets at market value rather than book value) minus (c) the aggregate amount of accruals with respect to the Reinsured Policies. Pursuant to the Coinsurance Agreement, FKLA established a trust account (the "Security Trust Account") for the exclusive benefit of the Company funded with assets equal to one hundred percent of the general account reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account in effect until the general account reserves are $400 million or less. At December 31, 2003, the general account reserves were $4.3 billion.

   The Company also transferred to FKLA in consideration of FKLA's reinsurance of future liabilities and obligations, in respect of the Reinsured Policies, future premiums, premiums receivable, policy loan receivables, reinsurance recoverables, separate account revenues, agents debit balances and all other fees, charges and amounts. In addition, pursuant to the Coinsurance Agreement, the administerial actions required of the Company with respect to the Bank Owned Life Insurance policies (the "BOLI Policies") are performed by FKLA in exchange for an income stream of 8 to 12 basis points earned on the value of the invested assets of the BOLI Policies. The Company has also agreed that, for a period of three years following the Closing Date, it will not, except under limited circumstances, issue any new BOLI Policies going forward.

   The "Ceding Commission", discussed above, was $120 million, subject to a market value adjustment with respect to the Transferred Coinsurance Assets. The Ceding Commission was not transferred from FKLA to the Company, but rather was withheld from the investment assets transferred from the Company to FKLA as part of the Transferred Coinsurance Assets. Both the Company and FKLA finalized their settlement in February 2004. The resulting closing adjustment resulted in a decrease of $9.3 million in payable to reinsurers in the balance sheet as of February 2004.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded to FKLA and is not relieved of its obligations. Assets in support of the reserves for future policyholder benefits ceded to FKLA as part of the Coinsurance Agreement totaled $3.5 billion. Separate account assets that support the Separate Account Liabilities, but were not ceded to FKLA under the modified coinsurance arrangement, totaled $2.0 billion. At December 31, 2003, the Company's reinsurance reserve credit from FKLA relating to the coinsurance transaction totaled approximately $3.5 billion.

   The following table is a summary of certain balance sheet and income statement line items affected by the accounting for the initial coinsurance transaction.

                                               Debit/(Credit)
                                               --------------
                  (in millions)
                  Invested assets.............   $(3,192.6)
                  Accrued investment income...      (135.3)
                  Initial ceding commission...       (73.1)
                  Other assets................        (5.0)
                  Future policyholder benefits     3,530.1
                  Other liabilities...........        33.5
                  Payable to reinsurers.......       (73.6)

   Prior to the Closing, the Company and FKLA shared common management and employees and FKLA performed the administration of the Company's business through an administrative services arrangement. With the sale of FKLA to BOIH, the Company has established post-Closing Date service arrangements for the operation of its business on both a short-term and long-term basis. On a long-term basis, the overall corporate and business administration of the Company will be performed by its affiliate, Farmers New World Life Insurance Company ("FNWL"), subject to the oversight of our new officers, directors and employees. For an interim period of up to one year, pursuant to a transition services agreement, FKLA will provide transition services to the Company and FNWL with respect to the overall operations of the Company including legal support services, accounting and financial operations services and support, actuarial services and support, information technology services and support, policyholder and distributor services and support, distributor relationship management services, product management services, tax administration support services, disaster recovery, system conversion services and other services as required.

   The transition services agreement is designed to facilitate the Company's continued operations, in substantially the same manner as it operated prior to the Closing, while the Company transitions to a new management team and new employees. In addition, for a period of up to one year FKLA will provide administrative services with respect to the Company's DESTINATIONS/SM/ business.

   The Reinsured Policies and BOLI business will be administered by FKLA on a long-term basis subject to the oversight of the Company. As part of the Coinsurance Agreement, FKLA is responsible for providing certain administrative services with respect to the Reinsured Policies. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

   On September 3, 2003, Kemper, the sole shareholder of the Company, elected a new Board of Directors and a new senior management team. None of the individuals serving on the Company's Board of Directors or in senior management positions prior to the Closing Date, except for the General Counsel, continue to serve in any capacity as directors or officers of the Company.

   In the third quarter of 2003, the Company exchanged certain invested assets with FKLA, ZLICA and ZLICONY. These invested assets were to be excluded from the companies acquired by BOIH as outlined in the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Purchase Agreement and substituted with different invested assets. The net difference between the excluded assets received by the Company and the substituted assets received by FKLA, ZLICA and ZLICONY was treated as a dividend to Kemper in the amount of approximately $10.0 million.

   As part of the Coinsurance Agreement, the Company cedes 100% of all direct individual life insurance renewal premiums to FKLA. Prior to the Coinsurance Agreement, the Company ceded 90% of all new direct individual life insurance premiums to outside reinsurers. All reinsurance agreements with outside reinsurers were novated to FKLA.

   The Company previously assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors.

   This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. At December 31, 2003, the Funding Agreement balance was $100.2 million.

   FNWL. The Company entered into a modified coinsurance treaty (the "Modified Coinsurance Agreement") on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities will be assumed by the Company. In exchange, the Company will receive all reinsurance premiums and pay benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive services reasonably necessary pursuant to this agreement. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative in the financial statements of the Company per SFAS 133, DIG B36 (see Effects of New Accounting Pronouncements and Note 14 of the Notes to Consolidated Financial Statements). At December 31, 2003, the modified coinsurance receivable was $762.5 million and the modified coinsurance payable was $758.9 million.

   FLA. The Company's ceded future policy benefits reflect coinsurance (indemnity reinsurance) transactions where the Company insured liabilities of approximately $516 million in 1992 and $416 million in 1991 with FLA and ceded benefits related to its BOLI reinsurance discussed below. At December 31, 2003 and 2002, the reinsurance reserve credit from FLA relating to these coinsurance transactions totaled approximately $203.2 million and $215.3 million, respectively. The reinsurance recoverables were $207.7 million and $215.3 million at December 31, 2003 and 2002, respectively.

   TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2003 and 2002, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts with Transamerica Re amounted to $26.3 million and $24.7 million, respectively.

   ZICBB. The Company is also a party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100% of the net amount at risk (death benefit payable to the insured less the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which was included as a component of benefits and funds payable.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements.

   At December 31, 2003, reinsurance recoverables totaling $206.2 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $235.4 million.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB:

                  ZICBB Business Owned Life Insurance (BOLI)
                                 (in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2003      2002      2001
                                         --------  --------  --------
         Face amount in force........... $ 85,269  $ 85,592  $ 85,564
                                         ========  ========  ========
         Net amount at risk ceded....... $(74,567) $(75,288) $(76,283)
                                         ========  ========  ========
         Cost of insurance charges ceded $  177.9  $  156.5  $  168.1
                                         ========  ========  ========
         Funds withheld account......... $     --  $     --  $  236.1
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001. At December 31, 2003 and 2002, the trust supports reserve credits of $16.9 million and $15.8 million, respectively on the reinsurance ceded.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company ceded 100% of the net amount at risk of the GMDB and GRIB portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company ceded 100% of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies were held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty were secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities were paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity and equity securities compared with cost or amortized cost, adjusted for other-than-temporary declines in value, and gross unrealized gains and losses, were as follows:

                                                                          Cost or    Gross Unrealized
                                                               Carrying  Amortized  -----------------
                                                                Value      Cost      Gains    Losses
                                                              ---------- ---------- -------- --------
(in thousands)
December 31, 2003
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $   93,163 $   94,362 $     63 $ (1,262)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................      2,180      2,140       40       --
   Debt securities issued by foreign Governments.............      1,142      1,142       --       --
   Corporate securities......................................    292,853    290,646    5,718   (3,511)
   Mortgage and asset-backed securities......................    229,717    239,503    3,805  (13,591)
                                                              ---------- ---------- -------- --------
       Total fixed maturity securities....................... $  619,055 $  627,793 $  9,626 $(18,364)
                                                              ========== ========== ======== ========
   Equity securities......................................... $    2,774 $    2,458 $    316 $     --
                                                              ========== ========== ======== ========
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $  265,400 $  260,287 $  5,140 $    (26)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................     19,873     19,073      800       --
   Debt securities issued by foreign Governments.............      4,793      4,506      287       --
   Corporate securities......................................  2,137,716  2,062,712   90,030  (15,026)
   Mortgage and asset-backed securities......................    992,990    967,342   35,972  (10,324)
                                                              ---------- ---------- -------- --------
       Total fixed maturity securities....................... $3,420,773 $3,313,920 $132,229 $(25,376)
                                                              ========== ========== ======== ========
   Equity securities......................................... $   58,615 $   52,627 $  5,988 $     --
                                                              ========== ========== ======== ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2003, are shown below. Actual maturities may/will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying Amortized
                                                                                    Value     Cost
                                                                                   -------- ---------
(in thousands)
One year or less.................................................................. $ 74,247 $ 73,887
Over one year through five years..................................................  153,482  153,104
Over five years through ten years.................................................  117,313  115,436
Over ten years....................................................................   44,295   45,863
Securities not due at a single maturity date, primarily mortgage- and asset-backed securities(1)...................................................................  229,717  239,503
                                                                                   -------- --------
Total fixed maturity securities................................................... $619,055 $627,793
                                                                                   ======== ========

--------
(1) Weighted average maturity of 3.9 years

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,282.1 million and $2,307.6 million during 2003, and 2002, respectively. Gross gains of $122.7 million and $81.2 million and gross losses, including write-downs of fixed maturity securities, of $39.4 million and $65.8 million were realized on sales and maturities in 2003, and 2002, respectively. Pre-tax write-downs amounted to $2.4 million and $18.5 million, for the years ended December 31, 2003, and 2002, respectively.

   Excluding agencies of the U.S. government, no other individual investment exceeded 10% of the Company's stockholder's equity at December 31, 2003 and 2002. At December 31, 2003, securities carried at approximately $3.5 million, were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of a security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded no write-downs in 2003 and write-downs of $9.5 million in 2002, related to its securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, any issues of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded no write-downs on its fixed maturity securities other than securitized financial assets portfolio in 2003 and 2002.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $65.9 million real estate portfolio at December 31, 2003 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2003 and 2002, total impaired real estate-related loans were as follows:

                                                    December 31, December 31,
                                                        2003         2002
                                                    ------------ ------------
   (in thousands)
   Gross impaired loans, including accrued interest    $7,059       $7,059
   Reserves related to impaired loans..............     2,061        2,061
                                                       ------       ------
      Net impaired loans...........................    $4,998       $4,998
                                                       ======       ======

   At both December 31, 2003 and 2002, loans on nonaccrual status, before reserves, amounted to $7.1 million. The Company's nonaccrual loans are generally included in impaired loans. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Investment Income

   The sources of net investment income were as follows:

                                                      2003     2002     2001
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $132,077 $186,034 $214,505
  Dividends on equity securities...................    2,521    4,508    4,598
  Income from short-term investments...............      541    1,479    2,332
  Income from mortgage loans.......................   12,051   15,598   30,771
  Income from policy loans.........................   13,023   23,189   19,394
  Income from other real estate-related investments       --       13       27
  Income from other loans and investments..........    5,094      951      646
                                                    -------- -------- --------
     Total investment income.......................  165,307  231,772  272,273
  Investment expense...............................    2,558    3,442    2,854
                                                    -------- -------- --------
     Net investment income......................... $162,749 $228,330 $269,419
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2003, 2002, and 2001, were as follows:

                                                           2003     2002     2001
                                                         -------  --------  -------
(in thousands)
Real estate-related..................................... $   745  $    961  $16,081
Fixed maturity securities...............................  77,279    15,444    4,284
Equity securities.......................................   6,691       346      262
Other...................................................     (83)  (17,530)      33
                                                         -------  --------  -------
   Realized investment gains (losses) before income tax
     expense (benefit)..................................  84,632      (779)  20,660
Income tax expense (benefit)............................  29,622      (273)   7,231
                                                         -------  --------  -------
       Net realized investment gains (losses)........... $55,010  $   (506) $13,429
                                                         =======  ========  =======

   The net realized investment gains on fixed maturity securities and equity securities for 2003 are primarily due to the transfer of assets to FKLA as part of the Coinsurance Agreement. (See Note 3 to the Notes to Consolidated Financial Statements.)

   The other losses, net, for 2002 consisted primarily of a write-down on a leveraged lease for two aircraft. The aircraft were leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the Company's investments' fair value and gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.

                                   Less Than 12 Months 12 Months or More         Total
                                   ------------------  -----------------  ------------------
Description of Securities           Fair    Unrealized  Fair   Unrealized  Fair    Unrealized
(in thousands)
US Treasury obligations and direct
  obligations of US government
  agencies........................ $ 38,728  $(1,262)  $    --  $    --   $ 38,728  $ (1,262)
Mortgage backed and asset backed
  securities......................   80,606   (5,709)   26,452   (7,882)   107,058   (13,591)
Corporate bonds...................   64,062   (1,488)   10,074   (2,023)    74,136    (3,511)
Foreign governments...............    1,142        0        --       --      1,142         0
                                   --------  -------   -------  -------   --------  --------
Subtotal, debt securities.........  184,538   (8,459)   36,526   (9,905)   221,064   (18,364)
Common Stock......................       --       --        --       --         --        --
Preferred Stock...................       --       --        --       --         --        --
                                   --------  -------   -------  -------   --------  --------
   Total temporarily impaired
     securities................... $184,538  $(8,459)  $36,526  $(9,905)  $221,064  $(18,364)
                                   ========  =======   =======  =======   ========  ========

   At December 31, 2003, 62 different fixed maturity securities represented 100% of the Company's $18.4 million total unrealized loss. Unrealized losses in the fixed maturity investment portfolio, including US government agencies, mortgage and asset backed securities and corporate bonds, were primarily due to higher interest rates during 2003. The Company held no securities of a single issuer that were at an unrealized loss position in excess of 7% of the total unrealized loss amount as of December 31, 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities above were temporarily depressed.

   The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. In addition, for securitized financial assets with contractual cash flows (e.g. asset-backed and mortgage-backed securities), projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. As of December 31, 2003, management's expectation of the discounted future cash flows on these securities was in excess of the associated securities' amortized costs.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

   Approximately 14.4% of the investment-grade fixed maturity securities at December 31, 2003 were residential mortgage-backed securities, down from 16.2% at December 31, 2002. Approximately 8.6% of the investment-grade fixed maturity securities at December 31, 2003 were commercial mortgage-backed securities,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES compared with 6.3% at December 31, 2002. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 14.3% and 7.3% of the investment-grade fixed maturity securities at December 31, 2003 and 2002, respectively, consisted of asset-backed securities. At December 31, 2003, the majority of investments in asset-backed securities were backed by automobile loans (22.7%), credit card loans (21.9%), collateralized loan and bond obligations (19.4%), and manufactured housing loans (18.4%). At December 31, 2002, the majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2003 was as follows: Washington (25.1%), Colorado (13.8%), Oregon (13.3%) and Illinois (11.3%). The property type distribution of a majority of the real estate portfolio as of December 31, 2003 was as follows: hotels (83.4%), office (11.3%), and residential (4.3%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate market, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   At December 31, 2003, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $53.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2003, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. During 2003, the Company released the valuation reserve of $0.6 million for one of these properties as the loan was paid in full.

   At December 31, 2003, a loan to a joint venture amounted to $7.4 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. During 2003, the Company received a paydown on this loan of $4.4 million.

   The remaining real estate-related investment amounted to $5.5 million at December 31, 2003 and consisted primarily of $4.9 million mortgage loans on various unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on nonaccrual status. The Company is currently pursuing an out of court settlement with the City of Honolulu for the rezoning of certain unzoned properties. The Company is holding the other unzoned properties for future zoning and sales. Management is currently working with the City of Honolulu to obtain zoning that will allow development of the properties. Alternatively, we may completely dispose of all investments in Hawaii. At December 31, 2003, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2003, 2002, and 2001:

                                    2003      2002    2001
                                  --------  -------  -------
                   (in thousands)
                      Current.... $(28,480) $(4,835) $11,228
                      Deferred...   13,157    2,458   16,926
                                  --------  -------  -------
                       Total..... $(15,323) $(2,377) $28,154
                                  ========  =======  =======

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2003, 2002, and 2001:

                                                   2003      2002     2001
                                                 --------  -------  -------
    (in thousands)
    Unrealized gains and (losses) on investments $(36,662) $24,416  $12,246
    Value of business acquired..................    1,130     (509)  (1,473)
    Deferred insurance acquisition costs........    6,795   (3,906)  (2,606)
                                                 --------  -------  -------
       Total.................................... $(28,737) $20,001  $ 8,167
                                                 ========  =======  =======

   The actual income tax expense (benefit) for 2003, 2002, and 2001 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35% in 2003, 2002, and 2001 to income before income tax expense.

                                                        2003      2002      2001
                                                      --------  --------  -------
(in thousands)
Computed expected tax expense........................ $ (8,578) $(52,300) $27,913
Difference between "expected" and actual tax expense:
   State taxes.......................................      (86)      342   (2,302)
   Goodwill impairment and amortization of other
     intangibles.....................................      177    55,045    4,797
   Dividend received deduction.......................   (3,601)   (2,220)      --
   Foreign tax credit................................     (463)       --      (15)
   Loss on asset substitution with affiliates........   (3,502)       --       --
   Prior year tax settlements........................       --    (3,594)  (2,577)
   Other, net........................................      730       350      338
                                                      --------  --------  -------
       Total actual tax expense...................... $(15,323) $ (2,377) $28,154
                                                      ========  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The loss on asset substitution with affiliates relates to an exchange of certain invested assets between the Company and FKLA, ZLICA, and ZLICONY as required by the Purchase Agreement with BOIH. The exchange resulted in a net difference between fair market value of the assets surrendered and received by the Company. This difference was treated as a dividend to Kemper for book purposes but a deductible loss for tax purposes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                                        December 31, December 31,
                                                                            2003         2002
                                                                        ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")....................   $105,816     $141,338
   Unrealized losses on investments....................................      6,151           --
   Life policy reserves................................................     11,743       82,584
   Unearned revenue....................................................     52,354       56,986
   Tax loss carryforward...............................................     23,738           --
   Other investment-related............................................      7,091       13,365
   Other...............................................................      2,641        6,131
                                                                          --------     --------
       Total deferred federal tax assets...............................    209,534      300,404
   Valuation allowance.................................................      6,151           --
                                                                          --------     --------
       Total deferred federal tax assets after valuation allowance.....    203,383      300,404
                                                                          --------     --------
Deferred federal tax liabilities:
   Value of business acquired..........................................         --       13,439
   Deferred insurance acquisition costs................................     95,657      156,042
   Depreciation and amortization.......................................     13,113       13,142
   Other investment-related............................................      1,488        4,848
   Unrealized gains on investments.....................................         --       35,966
   Other...............................................................      4,342        3,739
                                                                          --------     --------
       Total deferred federal tax liabilities..........................    114,600      227,176
                                                                          --------     --------
Net deferred federal tax assets........................................   $ 88,783     $ 73,228
                                                                          ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets. The Company has loss carryforwards at December 31, 2003 totaling $23.7 million which will expire in 2018.

   The tax returns through the year 1999 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position or results of operations. The tax returns for the years 2000 through 2002 are currently under examination by the IRS.

(7) Other Related-Party Transactions

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and one of its affiliates has an ownership interest. At December 31, 2003 and 2002, joint venture mortgage loans totaled $7.4 million and $114.1 million, respectively, and during 2003 and 2002, the Company earned interest income on these joint venture loans of $12.1 million and $10.4 million, respectively. During 2003, the Company sold $113.0 million of joint venture loans to its parent, Kemper, at book value for no realized gain or loss.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations. FKLA was a related party until September 2003.

   During the majority of 2003, and the full years 2002 and 2001, the Company's personnel were employees of FKLA. Expenses are allocated to the Company for the utilization of FNWL and FKLA employees and facilities as applicable. Expenses allocated to the Company amounted to $1.6 million from FNWL in 2003, $12.8 million from FKLA in 2003, $29.9 million from FKLA in 2002, and $27.4 million from FKLA in 2001. The Company also paid to Kemper's real estate subsidiaries, fees of $0.3 million, $0.4 million, and $0.5 million in 2003, 2002, and 2001, respectively, related to the management of the Company's real estate portfolio.

   Related party receivables and payables are settled each month. At December 31, 2003 and 2002, the Company reported the following amounts due from or (to) related parties:

                                                December 31, December 31,
                                                    2003         2002
                                                ------------ ------------
       (in thousands)
       FNWL.................................... $ 762,579.2   $       --
       Kemper..................................       101.3           --
       ZLICA*..................................          --         18.0
       Zurich Global Investment Advisors.......        58.2           --
       Other...................................          --          1.0
                                                -----------   ----------
          Receivable from related parties...... $ 762,738.7   $     19.0
                                                ===========   ==========
       FKLA*................................... $        --   $ (3,536.3)
       FNWL....................................  (758,852.6)          --
       Kemper..................................    (5,000.0)          --
       Zurich Direct...........................          --        (52.6)
       Zurich Insurance Company--Bermuda Branch   (28,462.7)   (16,354.3)
       Other...................................          --       (108.0)
                                                -----------   ----------
          Payable to related parties........... $(787,315.3)  $(20,051.2)
                                                ===========   ==========
          Net payable to related parties....... $ (29,576.6)  $(20,032.2)
                                                ===========   ==========

--------
* ZLICA and FKLA ceased being related parties in September 2003. (See Note 3 of the Notes to Consolidated Financial Statements).

(8) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

(9) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2003 and 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.0 million and $29.9 million, respectively, to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with, and using the same methodology as, the fair value estimates of mortgage loans and other real estate-related investments.

   In 1994, the Company entered into a commitment to provide a financial guaranty in the form of an extended standby credit enhancement to a third party letter of credit supporting the purchase of bonds issued to finance the development of a certain retirement property in Texas. The amount of the secured guaranty was $25.0 million and expired on March 22, 2004. The guaranty was expected to retire without being funded; therefore, the contract amounts were not estimates of future cash flows. At December 31, 2003, fixed maturity securities with a carrying amount of $28.2 million were pledged as collateral to secure the letter of credit.

   As part of the guaranty agreement, upon the expiration of the guaranty period and in the event the third party cannot find an alternate guarantor, the bond indebtedness will be accelerated to mature immediately and the Company will be directly and contingently liable to purchase the bonds from the issuer of the letter of credit. In connection with the acceleration of the contingent liabilities, the Company will have full recourse to a collateral pool and the real property. The fair value of the recourse collateral pool was estimated to be $15.7 million, which was based upon the fair market value at December 31, 2003. The estimated fair value of the real property was approximately $9.0 million, based upon an independent appraisal at September 9, 2003.

   The guaranty has off-balance sheet credit risk because GAAP requires only the accruals for probable losses to be recognized until the guaranty expires. Credit risk represents the accounting loss that would be recognized at the reporting date if counter-parties failed to perform completely as contracted. The credit risk amounts are equal to the contractual amounts, assuming the amounts are fully advanced and that no amounts could be recovered from other parties.

   On March 22, 2004, the third party informed the Company it was not able to obtain an alternate guarantor or financing arrangement. Management is currently in negotiation and active discussion with the third party to extend the guaranty in exchange for certain considerations. The Company does not believe it is practicable to estimate the impact to the financial position of the Company due to on-going negotiations. As of December 31, 2003, there was no impact to the Company's financial position or consolidated results of operations.

   In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an affiliated company, including environmental claims, over a period of 20 years. The maximum liability exposure would not exceed $4 million. The Company is fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction.

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under the interest rate swap, the Company agrees with ZCM to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. The Company paid $4.6 million and $3.8 million in 2003 and 2002, respectively, as settlement for the difference between the fixed-rate and floating-rate interest.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is exposed to credit-related losses in the event of nonperformance by the counterparty to the financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of the interest rate swap is represented by the fair value (market value) of the contract. At December 31, 2003 and 2002, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $4.5 million, and $8.1 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

   The Company has designated the interest swap as a cash flow hedge of the floating rate funding agreement. Each period, gains and losses resulting from changes in the fair value of the swap contract are recorded to accumulated other comprehensive income (loss). The terms of the swap contract have been structured to match the terms of the hedged item. No net gains or losses, resulting from hedge ineffectiveness, were recognized in results of operations, during the years ended December 31, 2003 or 2002.

   The Company entered into a Modified Coinsurance Agreement with FNWL. The Agreement required separate recording of an embedded derivative in the financial statements for the year ended December 31, 2003 (see Note 14 of the Notes to Consolidated Financial Statements). At December 31, 2003, the Company had an embedded derivative of $3.6 million included as a component of other assets in the accompanying consolidated balance sheet.

(10) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.2 million and $4.8 million at December 31 2003 and 2002, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2003 and 2002.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Separate account assets and liabilities: The fair value of assets held in separated accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender changes.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

      Derivative Instruments: The fair values were based upon external valuation models, quotations furnished by dealers in such instruments or market quotations.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2003 and 2002, were as follows:

                                                     December 31, 2003         December 31, 2002
                                                 ------------------------  ------------------------
                                                   Carrying                  Carrying
                                                    Value      Fair Value     Value      Fair Value
                                                 -----------  -----------  -----------  -----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities.................... $   619,055  $   619,055  $ 3,420,773  $ 3,420,773
   Cash and short-term investments..............      62,512       62,512       47,436       47,436
   Mortgage loans and other real estate-related
     assets.....................................      65,867       65,867      177,691      177,691
   Policy loans.................................          --           --      223,888      223,888
   Equity securities............................       2,774        2,774       58,615       58,615
   Other invested assets........................       2,117        2,117        2,491        2,491
   Assets held in separate accounts.............  15,122,214   15,122,214   13,547,376   13,547,376
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life
     reserves...................................     280,240      271,610    3,625,384    3,565,147
   Liabilities held in separate accounts........  15,122,214   15,122,214   13,547,376   13,547,376
Financial instruments recorded as derivatives:
   Interest rate swap(1)........................      (4,500)      (4,500)      (8,092)      (8,092)
   Embedded derivatives(2)......................       3,627        3,627           --           --

--------
(1) included in Other Accounts Payable and Liabilities on the balance sheet
(2) included in Other Assets and Receivables on the balance sheet

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2004, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2003, the Company paid cash dividends of $10.0 million to Kemper and in 2002, the Company did not pay any dividends. The 2003 dividend was a result of the purchase agreement and asset transfer agreement related to the Bank One transaction. The Company paid cash dividends of $13.0 million to Kemper during 2001.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2003     2002      2001
                                         -------- --------  --------
           (in thousands)
           Net income (loss)............ $ 90,377 $(84,871) $(71,854)
                                         ======== ========  ========
           Statutory capital and surplus $359,402 $312,653  $332,598
                                         ======== ========  ========

   The Company's statutory net income in 2003 reflects the impact of the Coinsurance Agreement with FKLA as well as the improvement in the equity markets in 2003. The Company's statutory net loss in 2002 and 2001 reflected the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

(12) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                    Quarter Ended
                                               ------------------------------------------------------
                                               March 31   June 30  September 30 December 31    Year
                                               --------  --------  ------------ ----------- ---------
(in thousands)
2003 Operating Summary
   Revenue.................................... $ 93,302  $ 92,811   $ 135,868    $ 34,305   $ 356,286
   Net operating income (loss), excluding net
     realized investment gains................ $  3,720  $ 16,793   $ (96,728)   $ 12,018   $ (64,197)
                                               ========  ========   =========    ========   =========
   Net realized investment gains..............    2,054     1,147      46,174       5,635      55,010
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $  5,774  $ 17,940   $ (50,554)   $ 17,653   $  (9,187)
                                               ========  ========   =========    ========   =========
2002 Operating Summary
   Revenue.................................... $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains (losses), and
     cumulative effect of accounting
     change................................... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains (losses)....... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses).....     (841)    7,613       1,037      (8,315)       (506)
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                               ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue.................................... $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains................ $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains..............    1,375     5,257       1,206       5,591      13,429
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                               ========  ========   =========    ========   =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Operations by Business Segment

   Prior to 2002, the Company along with FKLA, ZLICA and FLA, operated under the trade name of Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs crossed legal entity lines, as certain similar products were sold by more than one legal entity or through more than one distribution channel.

   In 2002, the management team shifted its financial focus from SBU performance to a line of business performance, within each legal entity. The SBUs became primarily responsible for market management, including distribution management, product design, sales and marketing.

   As a result, the Company now has two primary operating segments, life insurance and annuities. These two operating segments reflect the way we manage our operations and make business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations. However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities from which we earn investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company received cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company received premium tax and DAC tax expense loads from certain policyholders.

   In the following table, the Company uses the captions "net operating income
(loss)" and "operating income (loss)" as operating measures of segment performance. Net operating income (loss) is calculated by deducting net realized investment gains or losses, net of related income taxes, from net income (loss). Operating income (loss) is calculated by excluding amortization of goodwill and intangibles, goodwill impairment, and cumulative effect of accounting changes in addition to the removal of net realized gains and losses on investments, after tax, from net income (loss). Net realized investment gains or losses are excluded from net operating income (loss) because they can, in part, be discretionary and are not indicative of operational trends.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Prior period information has been restated to conform to the composition of the Company's segments.

                                                                                      Twelve Months Ended
                                                                                       December 31, 2003
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net income (loss)........................................................... $     4,865  $   (14,052) $    (9,187)
Net realized investment gains, net of tax...................................         419       54,591       55,010
                                                                             -----------  -----------  -----------
Net operating income (loss)................................................. $     4,446  $   (68,645) $   (64,199)
                                                                             -----------  -----------  -----------
Amortization of intangibles.................................................          --         (506)        (506)
                                                                             -----------  -----------  -----------
Operating income (loss) before amortization of intangibles.................. $     4,446  $   (68,139) $   (63,693)
                                                                             ===========  ===========  ===========
Total assets................................................................ $10,658,132  $10,448,309  $21,106,441
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   811,137  $ 3,508,530  $ 4,319,667
Total separate account liabilities..........................................   9,518,812    5,603,402   15,122,214
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $10,329,949  $ 9,111,932  $19,441,881
                                                                             ===========  ===========  ===========

                                                                                      Twelve Months Ended
                                                                                       December 31, 2002
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net loss.................................................................... $   (23,654) $  (145,304) $  (168,958)
Net realized investment gains (losses), net of tax..........................         753       (1,259)         506
                                                                             -----------  -----------  -----------
Net operating loss.......................................................... $   (24,407) $  (144,045) $  (168,452)
                                                                             -----------  -----------  -----------
Amortization of intangibles.................................................        (106)        (653)        (759)
Goodwill impairment.........................................................     (32,832)    (123,679)    (156,511)
Cumulative effect of accounting change, net of tax..........................          --      (21,907)     (21,907)
                                                                             -----------  -----------  -----------
Operating income before amortization of intangibles, goodwill impairment and
 cumulative effect of accounting change, net of tax......................... $     8,531  $     2,194  $    10,725
                                                                             ===========  ===========  ===========
Total assets, net of tax.................................................... $ 9,840,840  $ 8,825,442  $18,666,282
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   808,389  $ 3,302,674  $ 4,111,063
Total separate account liabilities..........................................   8,848,140    4,699,236   13,547,376
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $ 9,656,529  $ 8,001,910  $17,658,439
                                                                             ===========  ===========  ===========

                                                                                      Twelve Months Ended
                                                                                       December 31, 2001
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net income.................................................................. $    11,867  $    39,730  $    51,597
Net realized investment gains, net of tax...................................       3,274       10,155       13,429
                                                                             -----------  -----------  -----------
Net operating income........................................................ $     8,593  $    29,575  $    38,168
                                                                             -----------  -----------  -----------
Amortization of goodwill and intangibles....................................      (3,152)     (10,553)     (13,705)
                                                                             -----------  -----------  -----------
Operating income before amortization of goodwill and intangibles............ $    11,745  $    40,128  $    51,873
                                                                             ===========  ===========  ===========
Goodwill.................................................................... $     6,601  $   171,817  $   178,418
Total assets................................................................ $ 8,841,469  $ 9,248,359  $18,089,828
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   628,899  $ 3,005,262  $ 3,634,161
Total separate account liabilities..........................................   7,696,013    5,412,740   13,108,753
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $ 8,324,912  $ 8,418,002  $16,742,914
                                                                             ===========  ===========  ===========

   During 2003, the decrease in operating income before amortization of intangibles, for both the life and annuity segment, was largely due to the Purchase Agreement with Bank One (see Reinsurance section and Note 3 of the Notes to Consolidated Financial Statements).

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) Effects of New Accounting Pronouncements

   Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities", that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary (see Note 4 of the Notes to Consolidated Financial Statements).

   In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. SFAS is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the financial position of the Company.

   In April 2003, the FASB released Statement 133 ("SFAS 133") Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("DIG B36"). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance arrangement because the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation is the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company), with earlier application as of the beginning of a fiscal quarter permitted. The Company adopted DIG B36 on October 1, 2003.

   On December 1, 2003, the Company entered into a Modified Coinsurance Agreement with FNWL which was impacted by the provisions of DIG B36. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative. At December 31, 2003, the Company had an embedded derivative of $3.6 million recorded in other assets and with a corresponding amount in other income.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SOP 03-1

   In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP will be effective for the Company's financial statements on January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

  . Recognizing expenses for a variety of contracts and contract features, including GMDB and GRIB, certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  . Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

  . Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

  . Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

  Death Benefits and Other Insurance Benefit Features

   The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain GMDB and GRIB, the Company pays the greater of (1) the account value at death; (2) the sum of all premium payments less prior withdrawals accumulated at 5%; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures approximately 35% of the benefit guaranties associated with its in-force block of business. As of December 31, 2003, prior to the adoption of SOP 03-1, the Company had recorded a liability for GMDB and GRIB benefits sold with variable annuity products of $46.6 million. The determination of the GMDB and GRIB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, annuitization elections and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs. Management is currently in the process of evaluating the impact of the SOP related to the GRIB and GMDB liability on our financial statements.

  Separate Account Presentation

   The Company has recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and liabilities through December 31, 2003. Notwithstanding the MVA feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. The Company is currently evaluating the impact that this SOP will have on its financial statements.

APPENDIX A

STATE PREMIUM TAX CHART

                                                            Rate of Tax
                                                     -------------------------
                                                     Qualified   Non-Qualified
                                                       Plans         Plans
                                                     ---------   -------------
State
California........................................        0.50%*          2.35%*
Maine.............................................        2.00%           2.00%
Nevada............................................        3.50%           3.50%
South Dakota......................................          --            1.25%
West Virginia.....................................        1.00%           1.00%
Wyoming...........................................          --            1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

APPENDIX B
                         CONDENSED FINANCIAL INFORMATION

     The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the tables below, no number is shown when there were fewer than 1,000 units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading "Condensed Financial Information".

-------------------------------------------------------------------------------
Optional Benefits                                                Annual Expense
-------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit                                           0.15%
-------------------------------------------------------------------------------
Earnings Based Death Benefit                                               0.20%
-------------------------------------------------------------------------------
Guaranteed Retirement Income Benefit - 10 year                             0.30%
-------------------------------------------------------------------------------
Guaranteed Retirement Income Benefit - 7 year                              0.40%
-------------------------------------------------------------------------------

                   Additional Contract Options Elected (0.15%)
                        Guaranteed Minimum Death Benefit
           (Separate Account Charges of 1.45% of the Daily Net Assets
                            of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.45%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.123   $   51.663   $   45.573
Accumulation unit value at end of period                                    $   45.462   $   34.123   $   51.663
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.618       28.248       23.809
Accumulation unit value at end of period                                        28.580       19.618       28.248
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.726       31.252       26.645
Accumulation unit value at end of period                                        31.888       22.726       31.252
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.030        6.329        5.752
Accumulation unit value at end of period                                         6.414        5.030        6.329
Number of accumulation units outstanding at end of period                            1            1           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.597        7.659        6.716
Accumulation unit value at end of period                                         8.386        6.597        7.659
Number of accumulation units outstanding at end of period                            6            6            1
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.252        8.320        6.933
Accumulation unit value at end of period                                        10.214        7.252        8.320
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.602          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                             $   18.836   $   26.895   $   24.518
Accumulation unit value at end of period                                    $   23.396   $   18.836   $   26.895
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.605          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.106       22.348       20.697
Accumulation unit value at end of period                                        23.381       20.106       22.348
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.585       25.276       23.590
Accumulation unit value at end of period                                        28.599       22.585       25.276
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 25.060       30.612       27.940
Accumulation unit value at end of period                                        32.194       25.060       30.612
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.586       50.202       42.977
Accumulation unit value at end of period                                        45.291       34.586       50.202
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.818      135.465      122.593
Accumulation unit value at end of period                                       131.408      103.818      135.465
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.167          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.210          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.890          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.990          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.971          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   12.392          N/A          N/A
Number of accumulation units outstanding at end of period                            2          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.986          N/A          N/A
Number of accumulation units outstanding at end of period                            2          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.474          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.670        5.225        4.212
Accumulation unit value at end of period                                         6.776        4.670        5.225
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.515       12.968       10.895
Accumulation unit value at end of period                                        16.102       12.515       12.968
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.217          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.838          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO
VIF-Real Estate Opportunity Fund)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.076          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.698          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.257          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.311          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.404       13.472       11.138
Accumulation unit value at end of period                                        13.945       10.404       13.472
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                             $   25.101   $   27.220   $   26.040
Accumulation unit value at end of period                                    $   28.219   $   25.101   $   27.220
Number of accumulation units outstanding at end of period                            2            3            0
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.704       23.059       20.099
Accumulation unit value at end of period                                        21.690       16.704       23.059
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.087       24.055       21.044
Accumulation unit value at end of period                                        22.755       17.087       24.055
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.718       30.937       27.370
Accumulation unit value at end of period                                        27.766       22.718       30.937
Number of accumulation units outstanding at end of period                           --           --            0
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.377          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.430          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.004          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.311          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.143          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.065          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.096          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.711          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   10.810          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.776        7.328        7.386
Accumulation unit value at end of period                                         8.053        7.776        7.328
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.268       20.441       17.768
Accumulation unit value at end of period                                        17.846       14.268       20.441
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.557       10.635       10.567
Accumulation unit value at end of period                                        10.776        8.557       10.635
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.509        1.801        1.666
Accumulation unit value at end of period                                         1.972        1.509        1.801
Number of accumulation units outstanding at end of period                            2            2            2
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.372        1.289        1.299
Accumulation unit value at end of period                                         1.422        1.372        1.289
Number of accumulation units outstanding at end of period                            1            0           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.188        2.054        2.065
Accumulation unit value at end of period                                         2.205        2.188        2.054
Number of accumulation units outstanding at end of period                           47           43           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  4.005        5.756        5.211
Accumulation unit value at end of period                                         4.924        4.005        5.756
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.483        5.580        5.298
Accumulation unit value at end of period                                         6.736        5.483        5.580
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.320        1.548        1.423
Accumulation unit value at end of period                                         1.690        1.320        1.548
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.630        2.632        2.629
Accumulation unit value at end of period                                         2.611        2.630        2.632
Number of accumulation units outstanding at end of period                           32           --            1
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.397        2.130        1.684
Accumulation unit value at end of period                                         1.830        1.397        2.130
Number of accumulation units outstanding at end of period                            2            2            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                             $    1.397   $    0.926   $    0.713
Accumulation unit value at end of period                                    $    0.850   $    1.397   $    0.926
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.953        7.120        6.715
Accumulation unit value at end of period                                         6.921        5.953        7.120
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.124        1.287        1.093
Accumulation unit value at end of period                                         1.574        1.124        1.287
Number of accumulation units outstanding at end of period                           10           --            2
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.125        1.539        1.367
Accumulation unit value at end of period                                         1.471        1.125        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                   Additional Contract Options Elected (0.15%)
                        Guaranteed Minimum Death Benefit
           (Separate Account Charges of 1.45% of the Daily Net Assets
                            of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.45%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.123   $   51.663   $   45.573
Accumulation unit value at end of period                                    $   45.462   $   34.123   $   51.663
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.618       28.248       23.809
Accumulation unit value at end of period                                        28.580       19.618       28.248
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.726       31.252       26.645
Accumulation unit value at end of period                                        31.888       22.726       31.252
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.030        6.329        5.752
Accumulation unit value at end of period                                         6.414        5.030        6.329
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.597        7.659        6.716
Accumulation unit value at end of period                                         8.386        6.597        7.659
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.252        8.320        6.933
Accumulation unit value at end of period                                        10.214        7.252        8.320
Number of accumulation units outstanding at end of period                            1            1           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                            $    10.00          N/A          N/A
Accumulation unit value at end of period                                    $   12.602          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.836       26.895       24.518
Accumulation unit value at end of period                                        23.396       18.836       26.895
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.605          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.106       22.348       20.697
Accumulation unit value at end of period                                        23.381       20.106       22.348
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.585       25.276       23.590
Accumulation unit value at end of period                                        28.599       22.585       25.276
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 25.060       30.612       27.940
Accumulation unit value at end of period                                        32.194       25.060       30.612
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.586       50.202       42.977
Accumulation unit value at end of period                                        45.291       34.586       50.202
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.818      135.465      122.593
Accumulation unit value at end of period                                       131.408      103.818      135.465
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.167          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.210          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.890          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.990          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $    9.971          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.392          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.986          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.474          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.670        5.225        4.212
Accumulation unit value at end of period                                         6.776        4.670        5.225
Number of accumulation units outstanding at end of period                            1            1           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.515       12.968       10.895
Accumulation unit value at end of period                                        16.102       12.515       12.968
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.217          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.838          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I.Real Estate Fund Subaccount (formerly INVESCO VIF Real
Estate Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.076          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.698          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.257          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.311          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                             $   10.404   $   13.472   $   11.138
Accumulation unit value at end of period                                    $   13.945   $   10.404   $   13.472
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.101       27.220       26.040
Accumulation unit value at end of period                                        28.219       25.101       27.220
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.704       23.059       20.099
Accumulation unit value at end of period                                        21.690       16.704       23.059
Number of accumulation units outstanding at end of period                            1           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.087       24.055       21.044
Accumulation unit value at end of period                                        22.755       17.087       24.055
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.718       30.937       27.370
Accumulation unit value at end of period                                        27.766       22.718       30.937
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.377          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.430          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.004          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.311          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.143          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.065          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.096          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.711          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.810          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.776        7.328        7.386
Accumulation unit value at end of period                                         8.053        7.776        7.328
Number of accumulation units outstanding at end of period                           --            1           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.268       20.441       17.768
Accumulation unit value at end of period                                        17.846       14.268       20.441
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.557       10.635       10.567
Accumulation unit value at end of period                                        10.776        8.557       10.635
Number of accumulation units outstanding at end of period                            0            1           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.509        1.801        1.666
Accumulation unit value at end of period                                         1.972        1.509        1.801
Number of accumulation units outstanding at end of period                            1            0            0
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.372        1.289        1.299
Accumulation unit value at end of period                                         1.422        1.372        1.289
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.188        2.054        2.065
Accumulation unit value at end of period                                         2.205        2.188        2.054
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.999        5.748        5.204
Accumulation unit value at end of period                                         4.916        3.999        5.748
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.342        5.436        5.161
Accumulation unit value at end of period                                         6.562        5.342        5.436
Number of accumulation units outstanding at end of period                            1           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.320        1.548        1.423
Accumulation unit value at end of period                                         1.690        1.320        1.548
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.630        2.632        2.629
Accumulation unit value at end of period                                         2.611        2.630        2.632
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.45% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                             $    1.397   $    2.130   $    1.684
Accumulation unit value at end of period                                    $    1.830   $    1.397   $    2.130
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.588        0.926        0.713
Accumulation unit value at end of period                                         0.850        0.588        0.926
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.547        6.634        6.256
Accumulation unit value at end of period                                         6.448        5.547        6.634
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.124        1.287        1.093
Accumulation unit value at end of period                                         1.574        1.124        1.287
Number of accumulation units outstanding at end of period                            7           11            0
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.125        1.539        1.367
Accumulation unit value at end of period                                         1.471        1.125        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)



                  Additional Contract Options Elected (0.30%)
                 Guaranteed Retirement Income Benefit - 10 year
           (Separate Account Charges of 1.60% of the Daily Net Assets
                            of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.60%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.059   $   51.643   $   45.573
Accumulation unit value at end of period                                    $   45.311   $   34.059   $   51.643
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.581       28.237       23.809
Accumulation unit value at end of period                                        28.485       19.581       28.237
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.684       31.240       26.645
Accumulation unit value at end of period                                        31.781       22.684       31.240
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.021        6.327        5.752
Accumulation unit value at end of period                                         6.392        5.021        6.327
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.585        7.656        6.716
Accumulation unit value at end of period                                         8.358        6.585        7.656
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                             $    7.239   $    8.316   $    6.933
Accumulation unit value at end of period                                    $   10.180   $    7.239   $    8.316
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.589          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.801       26.885       24.518
Accumulation unit value at end of period                                        23.318       18.801       26.885
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.592          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.069       22.340       20.697
Accumulation unit value at end of period                                        23.303       20.069       22.340
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.543       25.266       23.589
Accumulation unit value at end of period                                        28.504       22.543       25.266
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 25.013       30.600       27.939
Accumulation unit value at end of period                                        32.087       25.013       30.600
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.522       50.183       42.976
Accumulation unit value at end of period                                        45.140       34.522       50.183
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.625      135.413      122.592
Accumulation unit value at end of period                                       130.970      103.625      135.413
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.155          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.197          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.879          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $    9.980          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.961          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.379          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.974          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.460          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.661        5.223        4.212
Accumulation unit value at end of period                                         6.753        4.661        5.223
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.491       12.963       10.894
Accumulation unit value at end of period                                        16.048       12.491       12.963
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.205          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.826          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO VIF
Real Estate Opportunity Fund)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.063          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.686          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.244          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   12.298          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.385       13.467       11.137
Accumulation unit value at end of period                                        13.899       10.385       13.467
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.055       27.209       26.039
Accumulation unit value at end of period                                        28.125       25.055       27.209
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.673       23.050       20.098
Accumulation unit value at end of period                                        21.617       16.673       23.050
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.055       24.045       21.043
Accumulation unit value at end of period                                        22.679       17.055       24.045
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.676       30.925       27.370
Accumulation unit value at end of period                                        27.673       22.676       30.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.363          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.416          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.992          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.299          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.129          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.054          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   12.084          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.697          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.800          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.762        7.325        7.386
Accumulation unit value at end of period                                         8.026        7.762        7.325
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.241       20.433       17.768
Accumulation unit value at end of period                                        17.786       14.241       20.433
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.541       10.631       10.567
Accumulation unit value at end of period                                        10.740        8.541       10.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.506        1.800        1.666
Accumulation unit value at end of period                                         1.966        1.506        1.800
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.369        1.288        1.299
Accumulation unit value at end of period                                         1.417        1.369        1.288
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Governement & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.184        2.053        2.065
Accumulation unit value at end of period                                         2.198        2.184        2.053
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.998        5.754        5.211
Accumulation unit value at end of period                                         4.907        3.998        5.754
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.473        5.578        5.298
Accumulation unit value at end of period                                         6.714        5.473        5.578
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.318        1.548        1.423
Accumulation unit value at end of period                                         1.684        1.318        1.548
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                             $    2.625   $    2.631   $    2.629
Accumulation unit value at end of period                                    $    2.603   $    2.625   $    2.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.394        2.129        1.684
Accumulation unit value at end of period                                         1.824        1.394        2.129
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.587        0.925        0.713
Accumulation unit value at end of period                                         0.847        0.587        0.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.942        7.117        6.715
Accumulation unit value at end of period                                         6.898        5.942        7.117
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.122        1.286        1.093
Accumulation unit value at end of period                                         1.569        1.122        1.286
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.123        1.539        1.367
Accumulation unit value at end of period                                         1.466        1.123        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)



                  Additional Contract Options Elected (0.30%)
                 Guaranteed Retirement Income Benefit - 10 year
           (Separate Account Charges of 1.60% of the Daily Net Assets
                            of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.60%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.059   $   51.643   $   45.573
Accumulation unit value at end of period                                    $   45.311   $   34.059   $   51.643
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.581       28.237       23.809
Accumulation unit value at end of period                                        28.485       19.581       28.237
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.684       31.240       26.645
Accumulation unit value at end of period                                        31.781       22.684       31.240
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.021        6.327        5.752
Accumulation unit value at end of period                                         6.392        5.021        6.327
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                             $    6.585   $    7.656   $    6.716
Accumulation unit value at end of period                                    $    8.358   $    6.585   $    7.656
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.239        8.316        6.933
Accumulation unit value at end of period                                        10.180        7.239        8.316
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.589          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.801       26.885       24.518
Accumulation unit value at end of period                                        23.318       18.801       26.885
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.592          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.069       22.340       20.697
Accumulation unit value at end of period                                        23.303       20.069       22.340
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.543       25.266       23.589
Accumulation unit value at end of period                                        28.504       22.543       25.266
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 25.013       30.600       27.939
Accumulation unit value at end of period                                        32.087       25.013       30.600
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.522       50.183       42.976
Accumulation unit value at end of period                                        45.140       34.522       50.183
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.625      135.413      122.592
Accumulation unit value at end of period                                       130.970      103.625      135.413
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.155          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.197          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   10.879          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.980          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.961          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.379          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.974          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.460          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.661        5.223        4.212
Accumulation unit value at end of period                                         6.753        4.661        5.223
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.491       12.963       10.894
Accumulation unit value at end of period                                        16.048       12.491       12.963
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.205          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.826          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO VIF
Real Estate Opportunity Fund)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.063          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.686          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.244          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.298          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.385       13.467       11.137
Accumulation unit value at end of period                                        13.899       10.385       13.467
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.055       27.209       26.039
Accumulation unit value at end of period                                        28.125       25.055       27.209
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.673       23.050       20.098
Accumulation unit value at end of period                                        21.617       16.673       23.050
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.055       24.045       21.043
Accumulation unit value at end of period                                        22.679       17.055       24.045
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.676       30.925       27.370
Accumulation unit value at end of period                                        27.673       22.676       30.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.363          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.416          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.992          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.299          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.129          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.60% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   11.054          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.084          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.697          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.800          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.762        7.325        7.386
Accumulation unit value at end of period                                         8.026        7.762        7.325
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.241       20.433       17.768
Accumulation unit value at end of period                                        17.786       14.241       20.433
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.541       10.631       10.567
Accumulation unit value at end of period                                        10.740        8.541       10.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.506        1.800        1.666
Accumulation unit value at end of period                                         1.966        1.506        1.800
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.369        1.288        1.299
Accumulation unit value at end of period                                         1.417        1.369        1.288
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.184        2.053        2.065
Accumulation unit value at end of period                                         2.198        2.184        2.053
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.992        5.745        5.204
Accumulation unit value at end of period                                         4.900        3.992        5.745
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.332        5.434        5.161
Accumulation unit value at end of period                                         6.540        5.332        5.434
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.60
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                             $    1.318   $    1.548   $    1.423
Accumulation unit value at end of period                                    $    1.684   $    1.318   $    1.548
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.625        2.631        2.629
Accumulation unit value at end of period                                         2.603        2.625        2.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.394        2.129        1.684
Accumulation unit value at end of period                                         1.824        1.394        2.129
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.587        0.925        0.713
Accumulation unit value at end of period                                         0.847        0.587        0.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.536        6.631        6.256
Accumulation unit value at end of period                                         6.427        5.536        6.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.122        1.286        1.093
Accumulation unit value at end of period                                         1.569        1.122        1.286
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.123        1.539        1.367
Accumulation unit value at end of period                                         1.466        1.123        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                  Additional Contract Options Elected (0.35%)
       Guaranteed Minimum Death Benefit and Earnings Based Death Benefit
           (Separate Account Charges of 1.65% of the Daily Net Assets
                            of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.65%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.038   $   51.636   $   45.573
Accumulation unit value at end of period                                    $   45.260   $   34.038   $   51.636
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.569       28.234       23.809
Accumulation unit value at end of period                                        28.453       19.569       28.234
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.670       31.236       26.645
Accumulation unit value at end of period                                        31.746       22.670       31.236
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)



Tax Qualified Periodic Payment Contracts - 1.65% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                             $    5.018   $    6.326   $    5.752
Accumulation unit value at end of period                                    $    6.385   $    5.018   $    6.326
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.581        7.656        6.716
Accumulation unit value at end of period                                         8.349        6.581        7.656
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.234        8.315        6.933
Accumulation unit value at end of period                                        10.168        7.234        8.315
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.585          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.790       26.881       24.518
Accumulation unit value at end of period                                        23.292       18.790       26.881
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.587          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.056       22.337       20.697
Accumulation unit value at end of period                                        23.277       20.056       22.337
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.529       25.263       23.589
Accumulation unit value at end of period                                        28.472       22.529       25.263
Number of accumulation units outstanding at end of period                            1            0           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 24.998       30.596       27.939
Accumulation unit value at end of period                                        32.051       24.998       30.596
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.500       50.177       42.976
Accumulation unit value at end of period                                        45.090       34.500       50.177
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.561      135.396      122.591
Accumulation unit value at end of period                                       130.824      103.561      135.396
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.151          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.65% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.192          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.876          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.977          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.958          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.375          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.970          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.455          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.658        5.222        4.212
Accumulation unit value at end of period                                         6.746        4.658        5.222
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.484       12.962       10.894
Accumulation unit value at end of period                                        16.030       12.484       12.962
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.201          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.823          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO VIF
Real Estate Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.059          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.65% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   11.682          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.240          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.294          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.378       13.465       11.137
Accumulation unit value at end of period                                        13.883       10.378       13.465
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.039       27.206       26.039
Accumulation unit value at end of period                                        28.094       25.039       27.206
Number of accumulation units outstanding at end of period                            1            3            1
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.662       23.048       20.098
Accumulation unit value at end of period                                        21.593       16.662       23.048
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.044       24.042       21.043
Accumulation unit value at end of period                                        22.654       17.044       24.042
Number of accumulation units outstanding at end of period                            1            1            1
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.661       30.922       27.370
Accumulation unit value at end of period                                        27.642       22.661       30.922
Number of accumulation units outstanding at end of period                            1            1            1
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.359          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.412          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.988          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.295          N/A          N/A
Number of accumulation units outstanding at end of period                            2          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.65% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   14.124          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.050          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.080          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.693          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.796          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.757        7.324        7.386
Accumulation unit value at end of period                                         8.017        7.757        7.324
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.233       20.431       17.768
Accumulation unit value at end of period                                        17.766       14.233       20.431
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.536       10.629       10.567
Accumulation unit value at end of period                                        10.728        8.536       10.629
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.505        1.800        1.666
Accumulation unit value at end of period                                         1.964        1.505        1.800
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.368        1.288        1.299
Accumulation unit value at end of period                                         1.415        1.368        1.288
Number of accumulation units outstanding at end of period                            6           12           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.182        2.053        2.065
Accumulation unit value at end of period                                         2.195        2.182        2.053
Number of accumulation units outstanding at end of period                           --            4           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.995        5.753        5.211
Accumulation unit value at end of period                                         4.902        3.995        5.753
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.65% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                             $    5.470   $    5.577   $    5.298
Accumulation unit value at end of period                                    $    6.706   $    5.470   $    5.577
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.317        1.547        1.423
Accumulation unit value at end of period                                         1.682        1.317        1.547
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.624        2.631        2.629
Accumulation unit value at end of period                                         2.600        2.624        2.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.393        2.129        1.684
Accumulation unit value at end of period                                         1.822        1.393        2.129
Number of accumulation units outstanding at end of period                            1            0           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.587        0.925        0.713
Accumulation unit value at end of period                                         0.846        0.587        0.925
Number of accumulation units outstanding at end of period                            1            1           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.938        7.116        6.715
Accumulation unit value at end of period                                         6.890        5.938        7.116
Number of accumulation units outstanding at end of period                            5            4            4
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.122        1.286        1.093
Accumulation unit value at end of period                                         1.567        1.122        1.286
Number of accumulation units outstanding at end of period                            5            0           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.122        1.539        1.367
Accumulation unit value at end of period                                         1.464        1.122        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                  Additional Contract Options Elected (0.35%)
       Guaranteed Minimum Death Benefit and Earnings Based Death Benefit
           (Separate Account Charges of 1.65% of the Daily Net Assets
                            of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.65%

                                Subaccount                                        2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.038   $   51.636   $   45.573
Accumulation unit value at end of period                                    $   45.260   $   34.038   $   51.636
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.569       28.237       23.809
Accumulation unit value at end of period                                        28.453       19.569       28.237
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)



Tax Nonqualified Periodic Payment Contracts - 1.65%
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                             $   22.670   $   31.236   $   26.645
Accumulation unit value at end of period                                    $   31.746   $   22.670   $   31.236
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.018        6.326        5.752
Accumulation unit value at end of period                                         6.385        5.018        6.326
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.581        7.656        6.716
Accumulation unit value at end of period                                         8.349        6.581        7.656
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.234        8.315        6.933
Accumulation unit value at end of period                                        10.168        7.234        8.315
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.585          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.790       26.881       24.518
Accumulation unit value at end of period                                        23.292       18.790       26.881
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.587          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.056       22.337       20.697
Accumulation unit value at end of period                                        23.277       20.056       22.337
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.529       25.263       23.589
Accumulation unit value at end of period                                        28.472       22.529       25.263
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 24.998       30.596       27.939
Accumulation unit value at end of period                                        32.051       24.998       30.596
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.500       50.177       42.976
Accumulation unit value at end of period                                        45.090       34.500       50.177
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.561      135.396      122.591
Accumulation unit value at end of period                                       130.824      103.561      135.396
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.65%
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   12.151          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.192          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.876          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.977          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.958          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.375          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.970          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.455          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                             $    4.658   $    5.222   $    4.212
Accumulation unit value at end of period                                    $    6.746   $    4.658   $    5.222
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.484       12.962       10.894
Accumulation unit value at end of period                                        16.030       12.484       12.962
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.201          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.823          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.65%
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO VIF
Real Estate Opportunity Fund)
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.059          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.682          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.240          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.294          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.378       13.465       11.137
Accumulation unit value at end of period                                        13.883       10.378       13.465
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.039       27.206       26.039
Accumulation unit value at end of period                                        28.094       25.039       27.206
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.662       23.048       20.098
Accumulation unit value at end of period                                        21.593       16.662       23.048
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.044       24.042       21.043
Accumulation unit value at end of period                                        22.654       17.044       24.042
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.661       30.922       27.370
Accumulation unit value at end of period                                        27.642       22.661       30.922
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.359          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.412          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.988          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.65%
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   12.295          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.124          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.050          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.080          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.693          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.796          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.757        7.324        7.386
Accumulation unit value at end of period                                         8.017        7.757        7.324
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.233       20.431       17.768
Accumulation unit value at end of period                                        17.766       14.233       20.431
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.536       10.629       10.567
Accumulation unit value at end of period                                        10.728        8.536       10.629
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.505        1.800        1.666
Accumulation unit value at end of period                                         1.964        1.505        1.800
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.368        1.288        1.299
Accumulation unit value at end of period                                         1.415        1.368        1.288
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.182        2.053        2.065
Accumulation unit value at end of period                                         2.195        2.182        2.053
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.65%
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                             $    3.989   $    5.745   $    5.204
Accumulation unit value at end of period                                    $    4.895   $    3.989   $    5.745
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.329        5.433        5.161
Accumulation unit value at end of period                                         6.533        5.329        5.433
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.317        1.547        1.423
Accumulation unit value at end of period                                         1.682        1.317        1.547
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.624        2.631        2.629
Accumulation unit value at end of period                                         2.600        2.624        2.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.393        2.129        1.684
Accumulation unit value at end of period                                         1.822        1.393        2.129
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.587        0.925        0.713
Accumulation unit value at end of period                                         0.846        0.587        0.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.533        6.630        6.256
Accumulation unit value at end of period                                         6.419        5.533        6.630
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.122        1.286        1.093
Accumulation unit value at end of period                                         1.567        1.122        1.286
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.122        1.539        1.367
Accumulation unit value at end of period                                         1.464        1.122        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                  Additional Contract Options Elected (0.40%)
                 Guaranteed Retirement Income Benefit - 7 year
           (Separate Account Charges of 1.70% of the Daily Net Assets
                            of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.70%

                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.017   $   51.630   $   45.572
Accumulation unit value at end of period                                    $   45.210   $   34.017   $   51.630
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.70% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                             $   19.557   $   28.230   $   23.808
Accumulation unit value at end of period                                    $   28.422   $   19.557   $   28.230
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.656       31.232       26.645
Accumulation unit value at end of period                                        31.711       22.656       31.232
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.015        6.325        5.752
Accumulation unit value at end of period                                         6.378        5.015        6.325
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.577        7.655        6.716
Accumulation unit value at end of period                                         8.339        6.577        7.655
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.230        8.314        6.933
Accumulation unit value at end of period                                        10.157        7.230        8.314
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.581          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.778       26.878       24.518
Accumulation unit value at end of period                                        23.266       18.778       26.878
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.583          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.044       22.334       20.697
Accumulation unit value at end of period                                        23.252       20.044       22.334
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.515       25.260       23.589
Accumulation unit value at end of period                                        28.441       22.515       25.260
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 24.983       30.592       27.939
Accumulation unit value at end of period                                        32.016       24.983       30.592
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.479       50.170       42.976
Accumulation unit value at end of period                                        45.040       34.479       50.170
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.70% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                             $  103.497   $  135.379   $  122.591
Accumulation unit value at end of period                                    $  130.680   $  103.497   $  135.379
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.147          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.188          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.872          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.974          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.955          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.371          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.967          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.450          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.655        5.222        4.212
Accumulation unit value at end of period                                         6.738        4.655        5.222
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.476       12.960       10.894
Accumulation unit value at end of period                                        16.013       12.476       12.960
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.197          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.70% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   11.819          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO VIF
Real Estate Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.055          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.678          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.236          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.290          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.372       13.464       11.137
Accumulation unit value at end of period                                        13.868       10.372       13.464
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.024       27.202       26.039
Accumulation unit value at end of period                                        28.063       25.024       27.202
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.652       23.045       20.098
Accumulation unit value at end of period                                        21.570       16.652       23.045
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.034       24.039       21.043
Accumulation unit value at end of period                                        22.629       17.034       24.039
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.647       30.918       27.370
Accumulation unit value at end of period                                        27.612       22.647       30.918
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.355          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.408          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.70% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   11.984          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.291          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.120          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.047          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.076          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.688          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.793          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.752        7.323        7.386
Accumulation unit value at end of period                                         8.008        7.752        7.323
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.224       20.428       17.768
Accumulation unit value at end of period                                        17.747       14.224       20.428
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.531       10.628       10.567
Accumulation unit value at end of period                                        10.716        8.531       10.628
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.504        1.800        1.666
Accumulation unit value at end of period                                         1.961        1.504        1.800
Number of accumulation units outstanding at end of period                           --            1           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.368        1.288        1.299
Accumulation unit value at end of period                                         1.414        1.368        1.288
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.70% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                             $    2.181   $    2.053   $    2.065
Accumulation unit value at end of period                                    $    2.193   $    2.181   $    2.053
Number of accumulation units outstanding at end of period                           --            1           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.993        5.752        5.211
Accumulation unit value at end of period                                         4.896        3.993        5.752
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.467        5.576        5.298
Accumulation unit value at end of period                                         6.699        5.467        5.576
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.316        1.547        1.423
Accumulation unit value at end of period                                         1.680        1.316        1.547
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.622        2.631        2.629
Accumulation unit value at end of period                                         2.597        2.622        2.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.392        2.128        1.684
Accumulation unit value at end of period                                         1.820        1.392        2.128
Number of accumulation units outstanding at end of period                           --            1           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.586        0.925        0.713
Accumulation unit value at end of period                                         0.845        0.586        0.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.935        7.115        6.714
Accumulation unit value at end of period                                         6.882        5.935        7.115
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.121        1.286        1.093
Accumulation unit value at end of period                                         1.565        1.121        1.286
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.121        1.539        1.367
Accumulation unit value at end of period                                         1.462        1.121        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                  Additional Contract Options Elected (0.40%)
                 Guaranteed Retirement Income Benefit - 7 year
           (Separate Account Charges of 1.70% of the Daily Net Assets
                            of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.70%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   34.017   $   51.630   $   45.572
Accumulation unit value at end of period                                    $   45.210   $   34.017   $   51.630
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.557       28.230       23.808
Accumulation unit value at end of period                                        28.422       19.557       28.230
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.656       31.232       26.645
Accumulation unit value at end of period                                        31.711       22.656       31.232
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.015        6.325        5.752
Accumulation unit value at end of period                                         6.378        5.015        6.325
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.577        7.655        6.716
Accumulation unit value at end of period                                         8.339        6.577        7.655
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.230        8.314        6.933
Accumulation unit value at end of period                                        10.157        7.230        8.314
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.581          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.778       26.878       24.518
Accumulation unit value at end of period                                        23.266       18.778       26.878
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.583          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.044       22.334       20.697
Accumulation unit value at end of period                                        23.252       20.044       22.334
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.515       25.260       23.589
Accumulation unit value at end of period                                        28.441       22.515       25.260
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.70 %
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                             $   24.983   $   30.592   $   27.939
Accumulation unit value at end of period                                    $   32.016   $   24.983   $   30.592
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.479       50.170       42.976
Accumulation unit value at end of period                                        45.040       34.479       50.170
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.497      135.379      122.591
Accumulation unit value at end of period                                       130.680      103.497      135.379
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.147          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.188          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.872          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.974          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.955          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.371          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.967          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.450          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.655        5.222        4.212
Accumulation unit value at end of period                                         6.738        4.655        5.222
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.70 %
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                             $   12.476   $   12.960   $   10.894
Accumulation unit value at end of period                                    $   16.013   $   12.476   $   12.960
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.197          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.819          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund (formerly INVESCO VIF-Real Estate
Opportunity) Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.055          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.678          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.236          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.290          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.372       13.464       11.137
Accumulation unit value at end of period                                        13.868       10.372       13.464
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.024       27.202       26.039
Accumulation unit value at end of period                                        28.063       25.024       27.202
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.652       23.045       20.098
Accumulation unit value at end of period                                        21.570       16.652       23.045
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.034       24.039       21.043
Accumulation unit value at end of period                                        22.629       17.034       24.039
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.647       30.918       27.370
Accumulation unit value at end of period                                        27.612       22.647       30.918
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.70 %
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.355          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.408          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.984          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.291          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.120          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.047          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.076          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.688          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.793          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.752        7.323        7.386
Accumulation unit value at end of period                                         8.008        7.752        7.323
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.224       20.428       17.768
Accumulation unit value at end of period                                        17.747       14.224       20.428
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.531       10.628       10.567
Accumulation unit value at end of period                                        10.716        8.531       10.628
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.70 %
(continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Large Cap Value (formerly Scudder Contrarian Value)
Subaccount
Accumulation unit value at beginning of period*                             $    1.504   $    1.800   $    1.666
Accumulation unit value at end of period                                    $    1.961   $    1.504   $    1.800
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.368        1.288        1.299
Accumulation unit value at end of period                                         1.414        1.368        1.288
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.181        2.053        2.065
Accumulation unit value at end of period                                         2.193        2.181        2.053
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.987        5.744        5.204
Accumulation unit value at end of period                                         4.889        3.987        5.744
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.325        5.432        5.161
Accumulation unit value at end of period                                         6.526        5.325        5.432
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.316        1.547        1.423
Accumulation unit value at end of period                                         1.680        1.316        1.547
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.622        2.631        2.629
Accumulation unit value at end of period                                         2.597        2.622        2.631
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.392        2.128        1.684
Accumulation unit value at end of period                                         1.820        1.392        2.128
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.586        0.925        0.713
Accumulation unit value at end of period                                         0.845        0.586        0.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.529        6.629        6.256
Accumulation unit value at end of period                                         6.412        5.529        6.629
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.121        1.286        1.093
Accumulation unit value at end of period                                         1.565        1.121        1.286
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.121        1.539        1.367
Accumulation unit value at end of period                                         1.462        1.121        1.539
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                   Additional Contract Options Elected (0.45%)
           Guaranteed Minimum Death Benefit and Guaranteed Retirement
                            Income Benefit - 10 year
                      (Separate Account Charges of 1.75% of
                  the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.75%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   33.996   $   51.624   $   45.572
Accumulation unit value at end of period                                    $   45.160   $   33.996   $   51.624
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.545       28.227       23.808
Accumulation unit value at end of period                                        28.390       19.545       28.227
Number of accumulation units outstanding at end of period                            3            1            0
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.642       31.228       26.645
Accumulation unit value at end of period                                        31.676       22.642       31.228
Number of accumulation units outstanding at end of period                            1            2            1
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.011        6.324        5.752
Accumulation unit value at end of period                                         6.371        5.011        6.324
Number of accumulation units outstanding at end of period                            8            4            2
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.573        7.654        6.716
Accumulation unit value at end of period                                         8.330        6.573        7.654
Number of accumulation units outstanding at end of period                            2            2            0
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.225        8.313        6.933
Accumulation unit value at end of period                                        10.146        7.225        8.313
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.577          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.766       26.875       24.518
Accumulation unit value at end of period                                        23.240       18.766       26.875
Number of accumulation units outstanding at end of period                            0            1            0
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.578          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.031       22.331       20.697
Accumulation unit value at end of period                                        23.226       20.031       22.331
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.501       25.257       23.589
Accumulation unit value at end of period                                        28.409       22.501       25.257
Number of accumulation units outstanding at end of period                            0            1            1
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                             $   24.967   $   30.588   $   27.939
Accumulation unit value at end of period                                    $   31.980   $   24.967   $   30.588
Number of accumulation units outstanding at end of period                            3            2            1
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.458       50.164       42.976
Accumulation unit value at end of period                                        44.990       34.458       50.164
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.433      135.362      122.590
Accumulation unit value at end of period                                       130.535      103.433      135.362
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.143          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.184          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.868          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.970          N/A          N/A
Number of accumulation units outstanding at end of period                            2          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.951          N/A          N/A
Number of accumulation units outstanding at end of period                            2          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.367          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.963          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.445          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.652        5.221        4.212
Accumulation unit value at end of period                                         6.731        4.652        5.221
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                             $   12.468   $   12.958   $   10.894
Accumulation unit value at end of period                                    $   15.995   $   12.468   $   12.958
Number of accumulation units outstanding at end of period                           --            0            0
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.193          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.815          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO
VIF-Real Estate Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.051          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.675          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.231          N/A          N/A
Number of accumulation units outstanding at end of period                            3          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.286          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.365       13.462       11.137
Accumulation unit value at end of period                                        13.853       10.365       13.462
Number of accumulation units outstanding at end of period                            2            1            0
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.008       27.199       26.039
Accumulation unit value at end of period                                        28.031       25.008       27.199
Number of accumulation units outstanding at end of period                            0            2            0
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.642       23.042       20.098
Accumulation unit value at end of period                                        21.546       16.642       23.042
Number of accumulation units outstanding at end of period                            3            3            1
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.023       24.036       21.043
Accumulation unit value at end of period                                        22.604       17.023       24.036
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.633       30.914       27.370
Accumulation unit value at end of period                                        27.581       22.633       30.914
Number of accumulation units outstanding at end of period                            0            1            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.350          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.403          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.980          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.287          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.115          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.043          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.072          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.684          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.789          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.747        7.322        7.386
Accumulation unit value at end of period                                         7.999        7.747        7.322
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.215       20.425       17.768
Accumulation unit value at end of period                                        17.727       14.215       20.425
Number of accumulation units outstanding at end of period                            0            1           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.525       10.626       10.566
Accumulation unit value at end of period                                        10.704        8.525       10.626
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                             $    1.503   $    1.799   $    1.666
Accumulation unit value at end of period                                    $    1.959   $    1.503   $    1.799
Number of accumulation units outstanding at end of period                           20           16            2
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.367        1.288        1.299
Accumulation unit value at end of period                                         1.412        1.367        1.288
Number of accumulation units outstanding at end of period                            1           10           10
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.180        2.052        2.065
Accumulation unit value at end of period                                         2.190        2.180        2.052
Number of accumulation units outstanding at end of period                          158          196            3
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.990        5.751        5.211
Accumulation unit value at end of period                                         4.891        3.990        5.751
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.463        5.576        5.297
Accumulation unit value at end of period                                         6.691        5.463        5.576
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.315        1.547        1.423
Accumulation unit value at end of period                                         1.678        1.315        1.547
Number of accumulation units outstanding at end of period                            7            6            4
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.621        2.630        2.629
Accumulation unit value at end of period                                         2.594        2.621        2.630
Number of accumulation units outstanding at end of period                            1            1            1
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.392        2.128        1.684
Accumulation unit value at end of period                                         1.818        1.392        2.128
Number of accumulation units outstanding at end of period                            3           10            0
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.586        0.925        0.713
Accumulation unit value at end of period                                         0.844        0.586        0.925
Number of accumulation units outstanding at end of period                           --            0           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.931        7.114        6.714
Accumulation unit value at end of period                                         6.875        5.931        7.114
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.120        1.286        1.093
Accumulation unit value at end of period                                         1.564        1.120        1.286
Number of accumulation units outstanding at end of period                            9            5            1
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.120        1.538        1.367
Accumulation unit value at end of period                                         1.461        1.120        1.538
Number of accumulation units outstanding at end of period                           --           21           21
(000's omitted)

                  Additional Contract Options Elected (0.45%)
           Guaranteed Minimum Death Benefit and Guaranteed Retirement
         Income Benefit - 10 year (Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.75%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   33.996   $   51.624   $   45.572
Accumulation unit value at end of period                                    $   45.160   $   33.996   $   51.624
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.545       28.227       23.808
Accumulation unit value at end of period                                        28.390       19.545       28.227
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.642       31.228       26.645
Accumulation unit value at end of period                                        31.676       22.642       31.228
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.011        6.324        5.752
Accumulation unit value at end of period                                         6.371        5.011        6.324
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.573        7.654        6.716
Accumulation unit value at end of period                                         8.330        6.573        7.654
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.225        8.313        6.933
Accumulation unit value at end of period                                        10.146        7.225        8.313
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.577          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.766       26.875       24.518
Accumulation unit value at end of period                                        23.240       18.766       26.875
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.578          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.031       22.331       20.697
Accumulation unit value at end of period                                        23.226       20.031       22.331
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.501       25.257       23.589
Accumulation unit value at end of period                                        28.409       22.501       25.257
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                             $   24.967   $   30.588   $   27.939
Accumulation unit value at end of period                                    $   31.980   $   24.967   $   30.588
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.458       50.164       42.976
Accumulation unit value at end of period                                        44.990       34.458       50.164
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.433      135.362      122.590
Accumulation unit value at end of period                                       130.535      103.433      135.362
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.143          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.184          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.868          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.970          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.951          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.367          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.963          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.445          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.652        5.221        4.212
Accumulation unit value at end of period                                         6.731        4.652        5.221
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                             $   12.468   $   12.958   $   10.894
Accumulation unit value at end of period                                    $   15.995   $   12.468   $   12.958
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.193          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.815          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund (formerly INVESCO VIF-Real Estate
Opportunity) Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.051          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.675          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.231          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.286          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.365       13.462       11.137
Accumulation unit value at end of period                                        13.853       10.365       13.462
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 25.008       27.199       26.039
Accumulation unit value at end of period                                        28.031       25.008       27.199
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.642       23.042       20.098
Accumulation unit value at end of period                                        21.546       16.642       23.042
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.023       24.036       21.043
Accumulation unit value at end of period                                        22.604       17.023       24.036
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.633       30.914       27.370
Accumulation unit value at end of period                                        27.581       22.633       30.914
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.350          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.403          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.980          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.287          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.115          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.043          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.072          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.684          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.789          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.747        7.322        7.386
Accumulation unit value at end of period                                         7.999        7.747        7.322
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.215       20.425       17.768
Accumulation unit value at end of period                                        17.727       14.215       20.425
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.525       10.626       10.566
Accumulation unit value at end of period                                        10.704        8.525       10.626
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.75% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Large Cap Value (formerly Scudder Contrarian Value)
Subaccount
Accumulation unit value at beginning of period*                             $    1.503   $    1.799   $    1.666
Accumulation unit value at end of period                                    $    1.959   $    1.503   $    1.799
Number of accumulation units outstanding at end of period                            2            1            0
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.367        1.288        1.299
Accumulation unit value at end of period                                         1.412        1.367        1.288
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.180        2.052        2.065
Accumulation unit value at end of period                                         2.190        2.180        2.052
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.984        5.743        5.204
Accumulation unit value at end of period                                         4.884        3.984        5.743
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.322        5.432        5.161
Accumulation unit value at end of period                                         6.518        5.322        5.432
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.315        1.547        1.423
Accumulation unit value at end of period                                         1.678        1.315        1.547
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.621        2.630        2.629
Accumulation unit value at end of period                                         2.594        2.621        2.630
Number of accumulation units outstanding at end of period                           --            1           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.392        2.128        1.684
Accumulation unit value at end of period                                         1.818        1.392        2.128
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.586        0.925        0.713
Accumulation unit value at end of period                                         0.844        0.586        0.925
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.526        6.628        6.256
Accumulation unit value at end of period                                         6.405        5.526        6.628
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.120        1.286        1.093
Accumulation unit value at end of period                                         1.564        1.120        1.286
Number of accumulation units outstanding at end of period                            3            2            0
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.120        1.538        1.367
Accumulation unit value at end of period                                         1.461        1.120        1.538
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

                  Additional Contract Options Elected (0.55%)
           Guaranteed Minimum Death Benefit and Guaranteed Retirement
                            Income Benefit - 7 year
           (Separate Account Charges of 1.85% of the Daily Net Assets
                            of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.85%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   33.954   $   51.610   $   45.572
Accumulation unit value at end of period                                    $   45.060   $   33.954   $   51.610
Number of accumulation units outstanding at end of period                            2            1            0
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.521       28.219       23.808
Accumulation unit value at end of period                                        28.327       19.521       28.219
Number of accumulation units outstanding at end of period                            2            1            0
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.614       31.221       26.645
Accumulation unit value at end of period                                        31.606       22.614       31.221
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.005        6.323        5.752
Accumulation unit value at end of period                                         6.357        5.005        6.323
Number of accumulation units outstanding at end of period                            5            7            3
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.564        7.652        6.715
Accumulation unit value at end of period                                         8.312        6.564        7.652
Number of accumulation units outstanding at end of period                            9            6            1
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.216        8.311        6.933
Accumulation unit value at end of period                                        10.123        7.216        8.311
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.569          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.743       26.868       24.518
Accumulation unit value at end of period                                        23.189       18.743       26.868
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.570          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.007       22.326       20.697
Accumulation unit value at end of period                                        23.174       20.007       22.326
Number of accumulation units outstanding at end of period                            1            0            0
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.473       25.250       23.589
Accumulation unit value at end of period                                        28.346       22.473       25.250
Number of accumulation units outstanding at end of period                            3            2            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                             $   24.936   $   30.581   $   27.939
Accumulation unit value at end of period                                    $   31.910   $   24.936   $   30.581
Number of accumulation units outstanding at end of period                            3            2            1
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.415       50.151       42.976
Accumulation unit value at end of period                                        44.890       34.415       50.151
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.305      135.328      122.589
Accumulation unit value at end of period                                       130.245      103.305      135.328
Number of accumulation units outstanding at end of period                            0            0            0
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.136          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.175          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.861          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.964          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.945          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.359          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.955          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.436          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.646        5.220        4.212
Accumulation unit value at end of period                                         6.716        4.646        5.220
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                             $   12.453   $   12.955   $   10.894
Accumulation unit value at end of period                                    $   15.959   $   12.453   $   12.955
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.185          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.807          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO
VIF-Real Estate Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.042          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.667          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount(formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.223          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.278          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.353       13.459       11.137
Accumulation unit value at end of period                                        13.822       10.353       13.459
Number of accumulation units outstanding at end of period                            1            0            0
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 24.977       27.192       26.039
Accumulation unit value at end of period                                        27.969       24.977       27.192
Number of accumulation units outstanding at end of period                            2            2            0
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.621       23.036       20.098
Accumulation unit value at end of period                                        21.498       16.621       23.036
Number of accumulation units outstanding at end of period                            2            1            0
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.002       24.030       21.043
Accumulation unit value at end of period                                        22.554       17.002       24.030
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.605       30.906       27.370
Accumulation unit value at end of period                                        27.520       22.605       30.906
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.85 % (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.341          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.394          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.972          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.279          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.106          N/A          N/A
Number of accumulation units outstanding at end of period                            1          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.036          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.064          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.675          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.782          N/A          N/A
Number of accumulation units outstanding at end of period                            1          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.738        7.320        7.386
Accumulation unit value at end of period                                         7.982        7.738        7.320
Number of accumulation units outstanding at end of period                            0            1           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.197       20.420       17.768
Accumulation unit value at end of period                                        17.688       14.197       20.420
Number of accumulation units outstanding at end of period                            1            2            2
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.515       10.624       10.566
Accumulation unit value at end of period                                        10.680        8.515       10.624
Number of accumulation units outstanding at end of period                            2            2            0
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.85 % (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                             $    1.502   $    1.799   $    1.666
Accumulation unit value at end of period                                    $    1.955   $    1.502   $    1.799
Number of accumulation units outstanding at end of period                           13           16            9
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.365        1.287        1.299
Accumulation unit value at end of period                                         1.409        1.365        1.287
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.177        2.052        2.065
Accumulation unit value at end of period                                         2.186        2.177        2.052
Number of accumulation units outstanding at end of period                           56           74           13
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.985        5.750        5.211
Accumulation unit value at end of period                                         4.880        3.985        5.750
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.456        5.574        5.297
Accumulation unit value at end of period                                         6.676        5.456        5.574
Number of accumulation units outstanding at end of period                            1            1            0
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.314        1.547        1.423
Accumulation unit value at end of period                                         1.675        1.314        1.547
Number of accumulation units outstanding at end of period                            6            5            1
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.617        2.630        2.629
Accumulation unit value at end of period                                         2.588        2.617        2.630
Number of accumulation units outstanding at end of period                            5            5           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.390        2.128        1.684
Accumulation unit value at end of period                                         1.814        1.390        2.128
Number of accumulation units outstanding at end of period                           16            4           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.585        0.925        0.713
Accumulation unit value at end of period                                         0.843        0.585        0.925
Number of accumulation units outstanding at end of period                           14            7            0
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.924        7.112        6.714
Accumulation unit value at end of period                                         6.859        5.924        7.112
Number of accumulation units outstanding at end of period                            4            1            0
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.119        1.285        1.093
Accumulation unit value at end of period                                         1.560        1.119        1.285
Number of accumulation units outstanding at end of period                           22           22            5
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.119        1.538        1.367
Accumulation unit value at end of period                                         1.458        1.119        1.538
Number of accumulation units outstanding at end of period                           12            8           --
(000's omitted)

                  Additional Contract Options Elected (0.55%)
           Guaranteed Minimum Death Benefit and Guaranteed Retirement
                             Income Benefit - 7 year
                     (Separate Account Charges of 1.85% of
                  the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.85%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   33.954   $   51.610   $   45.572
Accumulation unit value at end of period                                    $   45.060   $   33.954   $   51.610
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.521       28.219       23.808
Accumulation unit value at end of period                                        28.327       19.521       28.219
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.614       31.221       26.645
Accumulation unit value at end of period                                        31.606       22.614       31.221
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  5.005        6.323        5.752
Accumulation unit value at end of period                                         6.357        5.005        6.323
Number of accumulation units outstanding at end of period                            2            2           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.564        7.652        6.715
Accumulation unit value at end of period                                         8.312        6.564        7.652
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.216        8.311        6.933
Accumulation unit value at end of period                                        10.123        7.216        8.311
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.569          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.743       26.868       24.518
Accumulation unit value at end of period                                        23.189       18.743       26.868
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.570          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 20.007       22.326       20.697
Accumulation unit value at end of period                                        23.174       20.007       22.326
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.473       25.250       23.589
Accumulation unit value at end of period                                        28.346       22.473       25.250
Number of accumulation units outstanding at end of period                            1            1           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                             $   24.936   $   30.581   $   27.939
Accumulation unit value at end of period                                    $   31.910   $   24.936   $   30.581
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.415       50.151       42.976
Accumulation unit value at end of period                                        44.890       34.415       50.151
Number of accumulation units outstanding at end of period                            0            1           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.305      135.328      122.589
Accumulation unit value at end of period                                       130.245      103.305      135.328
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.136          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.175          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.861          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.964          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.945          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.359          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.955          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.436          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.646        5.220        4.212
Accumulation unit value at end of period                                         6.716        4.646        5.220
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                             $   12.453   $   12.955   $   10.894
Accumulation unit value at end of period                                    $   15.959   $   12.453   $   12.955
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.185          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.807          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund (formerly INVESCO VIF-Real Estate
Opportunity) Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.042          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.667          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.223          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.278          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.353       13.459       11.137
Accumulation unit value at end of period                                        13.822       10.353       13.459
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 24.977       27.192       26.039
Accumulation unit value at end of period                                        27.969       24.977       27.192
Number of accumulation units outstanding at end of period                            2            2           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.621       23.036       20.098
Accumulation unit value at end of period                                        21.498       16.621       23.036
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 17.002       24.030       21.043
Accumulation unit value at end of period                                        22.554       17.002       24.030
Number of accumulation units outstanding at end of period                            1            1           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.605       30.906       27.370
Accumulation unit value at end of period                                        27.520       22.605       30.906
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.341          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.394          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.972          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.279          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.106          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.036          N/A          N/A
Number of accumulation units outstanding at end of period                            4          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.064          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.675          N/A          N/A
Number of accumulation units outstanding at end of period                            0          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.782          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.738        7.320        7.386
Accumulation unit value at end of period                                         7.982        7.738        7.320
Number of accumulation units outstanding at end of period                            3           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.197       20.420       17.768
Accumulation unit value at end of period                                        17.688       14.197       20.420
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.515       10.624       10.566
Accumulation unit value at end of period                                        10.680        8.515       10.624
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                             $    1.502   $    1.799   $    1.666
Accumulation unit value at end of period                                    $    1.955   $    1.502   $    1.799
Number of accumulation units outstanding at end of period                            6            6           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.365        1.287        1.299
Accumulation unit value at end of period                                         1.409        1.365        1.287
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.177        2.052        2.065
Accumulation unit value at end of period                                         2.186        2.177        2.052
Number of accumulation units outstanding at end of period                           --           42           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.980        5.742        5.204
Accumulation unit value at end of period                                         4.873        3.980        5.742
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.315        5.430        5.161
Accumulation unit value at end of period                                         6.504        5.315        5.430
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.314        1.547        1.423
Accumulation unit value at end of period                                         1.675        1.314        1.547
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.617        2.630        2.629
Accumulation unit value at end of period                                         2.588        2.617        2.630
Number of accumulation units outstanding at end of period                            7            8           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.390        2.128        1.684
Accumulation unit value at end of period                                         1.814        1.390        2.128
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.585        0.925        0.713
Accumulation unit value at end of period                                         0.843        0.585        0.925
Number of accumulation units outstanding at end of period                            0           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                                  5.519        6.627        6.256
Accumulation unit value at end of period                                         6.391        5.519        6.627
Number of accumulation units outstanding at end of period                            0            0           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.119        1.285        1.093
Accumulation unit value at end of period                                         1.560        1.119        1.285
Number of accumulation units outstanding at end of period                            8            8           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.85% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                             $    1.119   $    1.538   $    1.367
Accumulation unit value at end of period                                    $    1.458   $    1.119   $    1.538
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)



                  Additional Contract Options Elected (0.65%)
         Guaranteed Minimum Death Benefit, Earnings Based Death Benefit
               and Guaranteed Retirement Income Benefit - 10 year
           (Separate Account Charges of 1.95% of the Daily Net Assets
                            of the Separate Account)

Tax Qualified Periodic Payment Contracts - 1.95%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   33.912   $   51.597   $   45.572
Accumulation unit value at end of period                                    $   44.960   $   33.912   $   51.597
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.497       28.212       23.808
Accumulation unit value at end of period                                        28.265       19.497       28.212
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.586       31.213       26.644
Accumulation unit value at end of period                                        31.536       22.586       31.213
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  4.999        6.321        5.752
Accumulation unit value at end of period                                         6.343        4.999        6.321
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.556        7.650        6.715
Accumulation unit value at end of period                                         8.293        6.556        7.650
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.207        8.309        6.933
Accumulation unit value at end of period                                        10.101        7.207        8.309
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.560          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.720       26.861       24.517
Accumulation unit value at end of period                                        23.137       18.720       26.861
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.561          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                             $   19.982   $   22.320   $   20.696
Accumulation unit value at end of period                                    $   23.123   $   19.982   $   22.320
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.446       25.244       23.589
Accumulation unit value at end of period                                        28.283       22.446       25.244
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 24.905       30.573       27.939
Accumulation unit value at end of period                                        31.839       24.905       30.573
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.373       50.139       42.975
Accumulation unit value at end of period                                        44.791       34.373       50.139
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.177      135.293      122.588
Accumulation unit value at end of period                                       129.957      103.177      135.293
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.128          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.167          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.854          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.957          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.938          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.351          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.947          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   14.427          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.641        5.218        4.212
Accumulation unit value at end of period                                         6.701        4.641        5.218
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.438       12.952       10.894
Accumulation unit value at end of period                                        15.924       12.438       12.952
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.177          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.799          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund (formerly INVESCO VIF-Real Estate
Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.033          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.659          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.214          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.270          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*                                 10.340       13.455       11.137
Accumulation unit value at end of period                                        13.791       10.340       13.455
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                                 24.946       27.185       26.039
Accumulation unit value at end of period                                        27.907       24.946       27.185
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 16.981       24.024       21.043
Accumulation unit value at end of period                                        22.504       16.981       24.024
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                             $   16.600   $   23.030   $   20.098
Accumulation unit value at end of period                                    $   21.450   $   16.600   $   23.030
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.578       30.898       27.369
Accumulation unit value at end of period                                        27.459       22.578       30.898
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.333          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.386          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.964          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.271          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.096          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.029          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.056          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.666          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.775          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.180       20.415       17.768
Accumulation unit value at end of period                                        17.649       14.180       20.415
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                             $    7.728   $    7.318   $    7.386
Accumulation unit value at end of period                                    $    7.964   $    7.728   $    7.318
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.504       10.621       10.566
Accumulation unit value at end of period                                        10.657        8.504       10.621
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Large cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.500        1.798        1.666
Accumulation unit value at end of period                                         1.951        1.500        1.798
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.363        1.287        1.299
Accumulation unit value at end of period                                         1.406        1.363        1.287
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.174        2.051        2.065
Accumulation unit value at end of period                                         2.181        2.174        2.051
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.980        5.749        5.211
Accumulation unit value at end of period                                         4.869        3.980        5.749
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.450        5.573        5.297
Accumulation unit value at end of period                                         6.662        5.450        5.573
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.312        1.546        1.423
Accumulation unit value at end of period                                         1.671        1.312        1.546
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.614        2.629        2.629
Accumulation unit value at end of period                                         2.582        2.614        2.629
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                                  1.388        2.127        1.684
Accumulation unit value at end of period                                         1.810        1.388        2.127
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.585        0.924        0.713
Accumulation unit value at end of period                                         0.841        0.585        0.924
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.117        1.285        1.093
Accumulation unit value at end of period                                         1.557        1.117        1.285
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Qualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Total Return Subaccount
Accumulation unit value at beginning of period*                             $    5.916   $    7.111   $    6.714
Accumulation unit value at end of period                                    $    6.844   $    5.916   $    7.111
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.118        1.538        1.367
Accumulation unit value at end of period                                         1.454        1.118        1.538
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)



                  Additional Contract Options Elected (0.65%)
         Guaranteed Minimum Death Benefit, Earnings Based Death Benefit
               and Guaranteed Retirement Income Benefit - 10 year
           (Separate Account Charges of 1.95% of the Daily Net Assets
                            of the Separate Account)

Tax Nonqualified Periodic Payment Contracts - 1.95%
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Alger American Growth Subaccount
Accumulation unit value at beginning of period*                             $   33.912   $   51.597   $   45.572
Accumulation unit value at end of period                                    $   44.960   $   33.912   $   51.597
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*                                 19.497       28.212       23.808
Accumulation unit value at end of period                                        28.265       19.497       28.212
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*                                 22.586       31.213       26.644
Accumulation unit value at end of period                                        31.536       22.586       31.213
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*                                  4.999        6.321        5.752
Accumulation unit value at end of period                                         6.343        4.999        6.321
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
American Century VP Value Subaccount
Accumulation unit value at beginning of period*                                  6.556        7.650        6.715
Accumulation unit value at end of period                                         8.293        6.556        7.650
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  7.207        8.309        6.933
Accumulation unit value at end of period                                        10.101        7.207        8.309
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**                                 10.00          N/A          N/A
Accumulation unit value at end of period                                        12.560          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*                                 18.720       26.861       24.517
Accumulation unit value at end of period                                        23.137       18.720       26.861
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.561          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*                                 19.982       22.320       20.696
Accumulation unit value at end of period                                        23.123       19.982       22.320
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Contrafund Subaccount
Accumulation unit value at beginning of period*                                 22.446       25.244       23.589
Accumulation unit value at end of period                                        28.283       22.446       25.244
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*                                 24.905       30.573       27.939
Accumulation unit value at end of period                                        31.839       24.905       30.573
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*                                 34.373       50.139       42.975
Accumulation unit value at end of period                                        44.791       34.373       50.139
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*                                103.177      135.293      122.588
Accumulation unit value at end of period                                       129.957      103.177      135.293
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.128          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.167          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.854          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.957          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                         9.938          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   12.351          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.947          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.427          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*                                  4.641        5.218        4.212
Accumulation unit value at end of period                                         6.701        4.641        5.218
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*                                 12.438       12.952       10.894
Accumulation unit value at end of period                                        15.924       12.438       12.952
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
INVESCO VIF-Financial Services Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.177          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Health Sciences Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.799          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
AIM V.I. Real Estate Fund Subaccount (formerly INVESCO
VIF-Real Estate Opportunity)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.033          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
INVESCO VIF-Utilities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.659          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan International Equity Subaccount (formerly JPMorgan
International Opportunities)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.214          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.270          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*                             $   24.946   $   27.185   $   26.039
Accumulation unit value at end of period                                    $   27.907   $   24.946   $   27.185
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Growth Subaccount
Accumulation unit value at beginning of period*                                 16.600       23.030       20.098
Accumulation unit value at end of period                                        21.450       16.600       23.030
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*                                 16.981       24.024       21.043
Accumulation unit value at end of period                                        22.504       16.981       24.024
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*                                 22.578       30.898       27.369
Accumulation unit value at end of period                                        27.459       22.578       30.898
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.333          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Janus Aspen Small Company Value Subaccount (formerly Janus
Aspen Small Cap Value)
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        13.386          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Aggressive Growth Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.964          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.271          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        14.096          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        11.029          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        12.056          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**                            $   10.000          N/A          N/A
Accumulation unit value at end of period                                    $   13.666          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**                                10.000          N/A          N/A
Accumulation unit value at end of period                                        10.775          N/A          N/A
Number of accumulation units outstanding at end of period                           --          N/A          N/A
(000's omitted)
Scudder Bond Subaccount
Accumulation unit value at beginning of period*                                  7.728        7.318        7.386
Accumulation unit value at end of period                                         7.964        7.728        7.318
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Capital Growth Subaccount
Accumulation unit value at beginning of period*                                 14.180       20.415       17.768
Accumulation unit value at end of period                                        17.649       14.180       20.415
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Subaccount
Accumulation unit value at beginning of period*                                  8.504       10.621       10.566
Accumulation unit value at end of period                                        10.657        8.504       10.621
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Large Cap Value Subaccount (formerly Scudder
Contrarian Value)
Accumulation unit value at beginning of period*                                  1.500        1.798        1.666
Accumulation unit value at end of period                                         1.951        1.500        1.798
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Fixed Income Subaccount
Accumulation unit value at beginning of period*                                  1.363        1.287        1.299
Accumulation unit value at end of period                                         1.406        1.363        1.287
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Government & Agency Securities Subaccount (formerly
Scudder Government Securities)
Accumulation unit value at beginning of period*                                  2.174        2.051        2.065
Accumulation unit value at end of period                                         2.181        2.174        2.051
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Growth Subaccount
Accumulation unit value at beginning of period*                                  3.975        5.740        5.204
Accumulation unit value at end of period                                         4.862        3.975        5.740
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder High Income Subaccount
Accumulation unit value at beginning of period*                                  5.309        5.429        5.161
Accumulation unit value at end of period                                         6.489        5.309        5.429
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder International Select Equity Subaccount
Accumulation unit value at beginning of period*                                  1.312        1.546        1.423
Accumulation unit value at end of period                                         1.671        1.312        1.546
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Money Market Subaccount
Accumulation unit value at beginning of period*                                  2.614        2.629        2.629
Accumulation unit value at end of period                                         2.582        2.614        2.629
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)

Tax Nonqualified Periodic Payment Contracts - 1.95% (continued)
                              Subaccount                                          2003         2002         2001
-------------------------------------------------------------------------   ----------   ----------   ----------
Scudder Small Cap Growth Subaccount
Accumulation unit value at beginning of period*                             $    1.388   $    2.127   $    1.684
Accumulation unit value at end of period                                    $    1.810   $    1.388   $    2.127
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Technology Growth Subaccount*
Accumulation unit value at beginning of period*                                  0.585        0.924        0.713
Accumulation unit value at end of period                                         0.841        0.585        0.924
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
Scudder Total Return Subaccount
Accumulation unit value at beginning of period                                   5.512        6.625        6.256
Accumulation unit value at end of period                                         6.377        5.512        6.625
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period*                                  1.117        1.285        1.093
Accumulation unit value at end of period                                         1.557        1.117        1.285
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*                                  1.118        1.538        1.367
Accumulation unit value at end of period                                         1.454        1.118        1.538
Number of accumulation units outstanding at end of period                           --           --           --
(000's omitted)
*    Commencement of Offering October 1, 2001.
**   Commencement of Offering May 1, 2003